As filed with the Securities and Exchange Commission on March 26, 2001

                                     Securities Act File No. 333-
                                     Investment Company Act File No. 811-02688

==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                             --------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                             --------------------

[ ] Pre-Effective Amendment No.               [ ] Post-Effective Amendment No.

                       (Check Appropriate Box or Boxes)

                             --------------------

                    MERRILL LYNCH MUNICIPAL BOND FUND, INC.
            (Exact Name of Registrant as Specified in Its Charter)

                             --------------------

                                (609) 282-2800
                       (Area Code And Telephone Number)

                             --------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                             --------------------

                                Terry K. Glenn
                    Merrill Lynch Municipal Bond Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                             --------------------

                                  Copies to:

   Leonard B. Mackey, Jr., Esq.          Laurin Blumenthal Kleiman, Esq.         Michael J. Hennewinkel, Esq.
Clifford Chance Rogers & Wells LLP              Brown & Wood LLP                  Fund Asset Management, L.P.
          200 Park Avenue                    One World Trade Center                 800 Scudders Mill Road
        New York, NY 10166                   New York, NY 10048-0557                 Plainsboro, NJ 08536

                             --------------------

     It is proposed that this filing will become effective April 25, 2001 pursuant to Rule 488.

                             --------------------

     Title of Securities to Be Registered: Common Stock, par value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

==============================================================================

                  MERRILL LYNCH ARKANSAS MUNICIPAL BOND FUND,
                  MERRILL LYNCH COLORADO MUNICIPAL BOND FUND,
               MERRILL LYNCH NEW MEXICO MUNICIPAL BOND FUND AND
                   MERRILL LYNCH OREGON MUNICIPAL BOND FUND,
       EACH A SERIES OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

       THE NATIONAL PORTFOLIO OF MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                  MERRILL LYNCH ARKANSAS MUNICIPAL BOND FUND,
                  MERRILL LYNCH COLORADO MUNICIPAL BOND FUND,
               MERRILL LYNCH NEW MEXICO MUNICIPAL BOND FUND AND
                   MERRILL LYNCH OREGON MUNICIPAL BOND FUND,
       EACH A SERIES OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
                          TO BE HELD ON MAY 29, 2001


To the Shareholders of

     Merrill Lynch Arkansas Municipal Bond Fund
     Merrill Lynch Colorado Municipal Bond Fund
     Merrill Lynch New Mexico Municipal Bond Fund and
     Merrill Lynch Oregon Municipal Bond Fund:

     NOTICE IS HEREBY GIVEN that special meetings of shareholders (each, a "Meeting" and collectively, the "Meetings") of Merrill Lynch Arkansas Municipal Bond Fund (the "Arkansas Fund"), Merrill Lynch Colorado Municipal Bond Fund (the "Colorado Fund"), Merrill Lynch New Mexico Municipal Bond Fund (the "New Mexico Fund") and Merrill Lynch Oregon Municipal Bond Fund (the "Oregon Fund"), each a series of Merrill Lynch Multi-State Municipal Series Trust ("Municipal Series Trust"), will be held at the offices of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, on Tuesday, May 29, 2001 at 10:00 a.m. Eastern time (for the Arkansas Fund), 10:30 a.m. Eastern time (for the Colorado Fund), 11:00 a.m. Eastern time (for the New Mexico Fund) and 11:30 a.m. Eastern time (for the Oregon Fund), for the following purposes:

     (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan") between Merrill Lynch Municipal Bond Fund, Inc. ("Municipal Bond Fund") and Municipal Series Trust providing for the acquisition of substantially all of the assets of, and the assumption of substantially all of the liabilities of, the Arkansas Fund, the Colorado Fund, the New Mexico Fund and the Oregon Fund (each, a "State Fund" and collectively, the "State Funds") by the National Portfolio (the "National Portfolio"), a series of Municipal Bond Fund, and the simultaneous distribution to each State Fund of newly-issued shares of common stock of the National Portfolio having an aggregate net asset value equal to the aggregate net asset value of the assets of the applicable State Fund acquired by the National Portfolio, reduced by the amount of the liabilities of the applicable State Fund assumed by the National Portfolio. The Agreement and Plan also provides for the distribution, on a proportionate basis, of such shares of the common stock of the National Portfolio received by each State Fund to the shareholders of such State Fund in liquidation of such Fund. A vote in favor of this proposal by the shareholders of a State Fund will constitute a vote in favor of the liquidation of the applicable State Fund and the termination of such State Fund as a separate series of Municipal Series Trust; and

     (2) To transact such other business as properly may come before any Meeting or any adjournment thereof.

     Each acquisition of assets and assumption of liabilities of a State Fund by the National Portfolio is individually referred to herein as a "State Fund Acquisition" and the State Fund Acquisitions are collectively referred to herein as the "Reorganization." Under the Agreement and Plan, the failure of the shareholders of any State Fund to approve the Agreement and Plan will not affect the ability of the shareholders of any other State Fund to approve the Agreement and Plan. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition.

     Shareholders of a State Fund are not entitled to appraisal rights in connection with the applicable State Fund Acquisition.

     The Board of Trustees of Municipal Series Trust has fixed the close of business on April 2, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, each Meeting and at any adjournments thereof.

     A complete list of the shareholders of each State Fund entitled to vote at the applicable Meeting will be available and open to the examination of any shareholder of such State Fund for any purpose germane to the applicable Meeting during ordinary business hours from and after May 15, 2001, at the offices of Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, New Jersey.

     You are cordially invited to attend the Meeting of any State Fund of which you owned shares on April 2, 2001. Shareholders who do not expect to attend their respective Meeting in person are requested to complete, date, and sign the enclosed form of proxy applicable to their State Fund and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Trustees of Municipal Series Trust.

     If you have any questions regarding the enclosed proxy material or need assistance in voting your shares, please contact our proxy solicitor, Shareholder Communications Corporation, at 1-888-695-6480.

                              By Order of the Board of Trustees,

                              ALICE A. PELLEGRINO
                              Secretary
                              Merrill Lynch Multi-State Municipal Series Trust


Plainsboro, New Jersey
Dated: April __, 2001

The information in this prospectus is not complete and may be changed. We may use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to but these securities in any state where the offer or sale is not permitted.



                             SUBJECT TO COMPLETION
     PRELIMINARY JOINT PROXY STATEMENT AND PROSPECTUS DATED MARCH 26, 2001

                     JOINT PROXY STATEMENT AND PROSPECTUS
                  MERRILL LYNCH ARKANSAS MUNICIPAL BOND FUND,
                  MERRILL LYNCH COLORADO MUNICIPAL BOND FUND,
               MERRILL LYNCH NEW MEXICO MUNICIPAL BOND FUND AND
                   MERRILL LYNCH OREGON MUNICIPAL BOND FUND,
       EACH A SERIES OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
                                      AND
       THE NATIONAL PORTFOLIO OF MERRILL LYNCH MUNICIPAL BOND FUND, INC.

                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

                      SPECIAL MEETING OF SHAREHOLDERS OF
                  MERRILL LYNCH ARKANSAS MUNICIPAL BOND FUND,
                  MERRILL LYNCH COLORADO MUNICIPAL BOND FUND,
               MERRILL LYNCH NEW MEXICO MUNICIPAL BOND FUND AND
                   MERRILL LYNCH OREGON MUNICIPAL BOND FUND,
       EACH A SERIES OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
                          TO BE HELD ON MAY 29, 2001

     This Joint Proxy Statement and Prospectus ("Proxy Statement and Prospectus") is furnished to you in connection with the solicitation of proxies on behalf of the Board of Trustees of Merrill Lynch Multi-State Municipal Series Trust, a Massachusetts business trust ("Municipal Series Trust"), for use at the special meetings of shareholders (each, a "Meeting" and collectively, the "Meetings") of Merrill Lynch Arkansas Municipal Bond Fund (the "Arkansas Fund"), Merrill Lynch Colorado Municipal Bond Fund (the "Colorado Fund"), Merrill Lynch New Mexico Municipal Bond Fund (the "New Mexico Fund") and Merrill Lynch Oregon Municipal Bond Fund (the "Oregon Fund"), each a series of Municipal Series Trust (each a "State Fund" and collectively, the "State Funds"). Municipal Series Trust has called the Meetings to consider a proposal to approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan") between Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc., a Maryland corporation ("Municipal Bond Fund"). The Board of Trustees of Municipal Series Trust requests that the shareholders of each State Fund submit a proxy to be used at the applicable Meeting to vote the shares held by the shareholder submitting the proxy.

     The Agreement and Plan that you are being asked to consider involves a transaction whereby the National Portfolio (the "National Portfolio"), a series of Municipal Bond Fund, will acquire substantially all of the assets, and will assume substantially all of the liabilities, of each State Fund, and will simultaneously distribute to each State Fund newly-issued shares of common stock of the National Portfolio, with a par value of $.10 per share, having an aggregate net asset value equal to the aggregate net asset value of the assets of the applicable State Fund acquired by the National Portfolio, reduced by the amount of the liabilities of the applicable State Fund assumed by the National Portfolio. Such shares will then be distributed on a proportionate basis to the shareholders of such State Fund in liquidation of such Fund. After the completion of these transactions, each participating State Fund will be terminated as a separate series of Municipal Series Trust.

     The Board of Trustees of Municipal Series Trust has fixed the close of business on April 2, 2001 as the record date (the "Record Date") for the determination of shareholders entitled to notice of and to vote at each Meeting and at any adjournments thereof. Shareholders on the Record Date will be entitled to one vote for each share held, with no share having cumulative voting rights. As of the Record Date, each State Fund had outstanding the number of shares indicated below, par value $.10 per share:

                       Class A         Class B         Class C           Class D
                       -------         -------         -------           -------

Arkansas Fund
Colorado Fund
New Mexico Fund
Oregon Fund

     The current prospectus relating to Municipal Bond Fund, dated October 27, 2000 (the "Municipal Bond Fund Prospectus"), accompanies this Proxy Statement and Prospectus and is incorporated herein by reference. In addition, the Annual Report to Stockholders of Municipal Bond Fund for the fiscal year ended June 30, 2000 and the Semi-Annual Report to Stockholders of Municipal Bond Fund for the fiscal period ended December 31, 2000 also accompany this Proxy Statement and Prospectus. A statement of additional information relating to Municipal Bond Fund, dated October 27, 2000 (the "Municipal Bond Fund Statement"), a prospectus relating to the Arkansas Fund, dated November 13, 2000 (the "Arkansas Prospectus"), a prospectus relating to the Colorado Fund, dated November 13, 2000 (the "Colorado Fund Prospectus"), a prospectus relating to the New Mexico Fund, dated November 13, 2000 (the "New Mexico Prospectus"), a prospectus relating to the Oregon Fund, dated November 13, 2000 (the "Oregon Prospectus") and a statement of additional information relating to each State Fund, dated November 13, 2000 (the "State Fund Statement") have been filed with the Securities and Exchange Commission (the "Commission"). Such documents may be obtained, without charge, by writing each of the funds at the address above, or by calling 1-800-456-4587, ext. 123.

                  -------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

                  -------------------------------------------

        The date of this Proxy Statement and Prospectus is April , 2001

     This Proxy Statement and Prospectus serves as a prospectus of Municipal Bond Fund under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares of common stock of the National Portfolio pursuant to the terms of the above described reorganization.

     Each State Fund is classified as a non-diversified, open-end management investment company, while Municipal Bond Fund is classified as a diversified, open-end management investment company. The investment objectives of each State Fund and the National Portfolio are similar; however, they differ with respect to the tax-exempt nature of the income paid to shareholders. The investment objective of each State Fund is to provide shareholders with income exempt from Federal income taxes, the designated state's personal income taxes (where applicable) and, in certain instances, the designated state's corporate income tax, local personal income taxes, local personal property taxes and/or state intangible personal property taxes. The investment objective of the National Portfolio is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies.

     This Proxy Statement and Prospectus sets forth concisely the information about the National Portfolio that a shareholder of each State Fund should know before considering the transactions proposed herein and should be retained for future reference. Municipal Series Trust has authorized the solicitation of proxies in connection with the above described reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     A statement of additional information relating to the above described reorganization, dated April __, 2001 (the "Statement of Additional Information") is on file with the Commission. It is available from Municipal Bond Fund without charge, upon oral request by calling 1-800-456-4587, ext. 123 or by writing Municipal Bond Fund at its principal executive offices. The Statement of Additional Information is incorporated by reference into this Proxy Statement and Prospectus. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, other material incorporated herein by reference, and other information regarding Municipal Series Trust, each State Fund, Municipal Bond Fund and the National Portfolio.

     The address of the principal executive offices of Municipal Series Trust and Municipal Bond Fund is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is (609) 282-2800.

                                                     TABLE OF CONTENTS

                                                                                                                            Page
                                                                                                                            ----

INTRODUCTION...................................................................................................................1
SUMMARY........................................................................................................................2
   The Reorganization..........................................................................................................2
   Fee Tables..................................................................................................................3
   Municipal Series Trust.....................................................................................................13
   Municipal Bond Fund........................................................................................................13
   Comparison of the Funds....................................................................................................13
   Tax Considerations.........................................................................................................17
RISK FACTORS AND SPECIAL CONSIDERATIONS.......................................................................................18
COMPARISON OF THE FUNDS.......................................................................................................21
   Financial Highlights.......................................................................................................21
   Investment Objective and Policies..........................................................................................31
   Description of Municipal Bonds.............................................................................................32
   Other Investment Policies..................................................................................................34
   Investment Restrictions....................................................................................................35
   Management.................................................................................................................35
   Purchase of Shares.........................................................................................................38
   Redemption of Shares.......................................................................................................38
   Performance................................................................................................................38
   Code of Ethics.............................................................................................................44
   Shareholder Rights.........................................................................................................44
   Dividends..................................................................................................................44
   Automatic Dividend Reinvestment Plan.......................................................................................44
   Tax Information............................................................................................................44
   Portfolio Transactions.....................................................................................................45
   Portfolio Turnover.........................................................................................................45
   Additional Information.....................................................................................................45
THE REORGANIZATION............................................................................................................46
   General....................................................................................................................46
   Procedure..................................................................................................................47
   Terms of the Agreement and Plan............................................................................................47
   Potential Benefits to Shareholders as a Result of the Reorganization.......................................................48
   Tax Consequences of the Reorganization.....................................................................................50
   Appraisal Rights...........................................................................................................51
   Capitalization.............................................................................................................52
INFORMATION CONCERNING THE SPECIAL MEETINGS...................................................................................54
   Date, Time and Place of Meetings...........................................................................................54
   Solicitation, Revocation and Use of Proxies................................................................................54
   Record Date and Outstanding Shares.........................................................................................54
   Security Ownership of Certain Beneficial Owners and Management of the State Funds and the National Portfolio...............54
   Voting Rights and Required Vote............................................................................................55
ADDITIONAL INFORMATION........................................................................................................55
LEGAL PROCEEDINGS.............................................................................................................56
LEGAL OPINIONS................................................................................................................56
EXPERTS.......................................................................................................................56
SHAREHOLDERS' MEETINGS........................................................................................................56
SHAREHOLDER PROPOSALS.........................................................................................................57
EXHIBIT I  AGREEMENT AND PLAN OF REORGANIZATION..............................................................................I-1
EXHIBIT II  RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER...........................................................II-1

                                 INTRODUCTION

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of Municipal Series Trust on behalf of each State Fund for use at the special meeting of shareholders of each State Fund to be held at the offices of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, New Jersey, on Tuesday, May 29, 2001 at 10:00 a.m. Eastern time (for the Arkansas Fund), 10:30 a.m. Eastern time (for the Colorado Fund), 11:00 a.m. Eastern time (for the New Mexico Fund) and 11:30 a.m. Eastern time (for the Oregon Fund). The mailing address for Municipal Series Trust is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is April __, 2001.

     Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the applicable State Fund at the address indicated above or by voting in person at the applicable Meeting. All properly executed proxies received prior to a Meeting will be voted at such Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted "FOR" the proposal to approve the Agreement and Plan between Municipal Series Trust and Municipal Bond Fund.

     Municipal Bond Fund is incorporated as a Maryland corporation while Municipal Series Trust is organized as a Massachusetts business trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of common stock of the National Portfolio and shares of beneficial interest of each State Fund are referred to herein as "shares," holders of shares are referred to herein as "shareholders," the Trustees of Municipal Series Trust and the Directors of Municipal Bond Fund are referred to herein as "Board Members," and the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund are each referred to herein as a "Board." The National Portfolio, the Arkansas Fund, the Colorado Fund, the New Mexico Fund and the Oregon Fund are referred to herein individually as a "Fund" and collectively as the "Funds," as the context requires. The fund resulting from the Reorganization is sometimes referred to herein as the "Combined Fund."

     In this Proxy Statement and Prospectus, the term "State Fund Acquisition" refers to (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of a State Fund by the National Portfolio, (ii) the simultaneous distribution on a proportionate basis of Corresponding Shares (as defined below) to the shareholders of the applicable State Fund; and (iii) the subsequent termination of the applicable State Fund as a separate series of Municipal Series Trust. The State Fund Acquisitions are collectively referred to herein as the "Reorganization".

     Each holder of shares of a State Fund will be entitled to receive the same class of shares of the National Portfolio (i.e., Class A, Class B, Class C or Class D) ("Corresponding Shares") as such shareholder owned in the applicable State Fund as of the Valuation Time (as defined in the Agreement and Plan). The aggregate net asset value of the Corresponding Shares of the National Portfolio to be received by a shareholder of a State Fund will equal the aggregate net asset value of the shares of that State Fund owned by such shareholder as of the Valuation Time.

     Consummation of each State Fund Acquisition requires, among other things, shareholder approval of the Agreement and Plan as described under "The Reorganization--Terms of the Agreement and Plan--Required Approvals." Under the Agreement and Plan, the failure of the shareholders of a State Fund to approve the Agreement and Plan will not affect the ability of any other State Fund to proceed with its State Fund Acquisition. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition. See "Information Concerning the Special Meeting."

     The Board of Municipal Series Trust knows of no business other than that described above that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

                                    SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated herein by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan, attached hereto as Exhibit I.

The Reorganization

     At a meeting of the Board of Municipal Series Trust held on March 13, 2001 and a meeting of the Board of Municipal Bond Fund held on March 14, 2001, the Boards approved a proposal for the National Portfolio to acquire substantially all of the assets of each State Fund, assume substantially all of the liabilities of each State Fund and simultaneously distribute newly-issued shares of the National Portfolio to each State Fund. Under the proposal, these newly-issued shares of the National Portfolio would then be distributed by each State Fund to its respective shareholders.

     The investment objectives of each State Fund and the National Portfolio are similar; however, they differ with respect to the tax-exempt nature of the income paid to their shareholders. The investment objective of each State Fund is to provide shareholders with income exempt from Federal income taxes, the designated state's personal income taxes (where applicable) and, in certain instances, the designated state's corporate income tax, local personal income taxes, local personal property taxes and/or state intangible personal property taxes (applicable state and local taxes are collectively referred to herein as "State Taxes"). The investment objective of the National Portfolio is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies. These investment objectives differ in that the income generated by each State Fund, in addition to being exempt from Federal income taxes, generally will be exempt from State Taxes. The income generated by the National Portfolio will only be exempt from Federal income taxes.

     Each State Fund is a non-diversified, open-end management investment company, while the Municipal Bond Fund is a diversified, open-end management investment company. If a State Fund's shareholders approve the respective State Fund Acquisition as described herein, the National Portfolio will acquire substantially all of the assets, and will assume substantially all of the liabilities, of that State Fund and will simultaneously distribute shares of the National Portfolio to that State Fund. Such shares will then be distributed on a proportionate basis to shareholders of such State Fund in liquidation of such Fund. Following the consummation of a State Fund Acquisition, the Board of Municipal Series Trust shall take such action necessary to terminate each State Fund that participates in the Reorganization as a separate series of Municipal Series Trust in accordance with the Declaration of Trust of Municipal Series Trust and the laws of the Commonwealth of Massachusetts.

     Based upon their evaluation of all relevant information, the Board Members of Municipal Series Trust have determined that each State Fund Acquisition potentially will benefit the shareholders of the applicable State Fund. Specifically, the Board Members considered that after any State Fund Acquisition, shareholders of the applicable State Fund will remain invested in an open-end fund with a substantially larger combined asset base. Although the account maintenance fees for Class D shares of the National Portfolio are higher than the account maintenance fees for Class D shares of each State Fund, and the distribution fees for Class B and Class C shares of the National Portfolio are higher than the distribution fees for Class B and C shares of each State Fund, on a pro forma basis, shareholders of each State Fund are likely to benefit from a reduced advisory fee rate and reduced operating expenses per share as a shareholder of the Combined Fund after the Reorganization. See "Summary--Fee Tables" and "The Reorganization--Potential Benefits to Shareholders as a Result of the Reorganization."

     The Board of Municipal Series Trust, including all of the Board Members who are not "interested persons" of Municipal Series Trust as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), has determined that each State Fund Acquisition is in the best interests of the applicable State Fund and the shareholders of such State Fund, and that the interests of such shareholders will not be diluted as a result of effecting the applicable State Fund Acquisition. As a result of any State Fund Acquisition, however, a shareholder of a State Fund or a shareholder of the National Portfolio would hold a reduced percentage of ownership in the Combined Fund than he or she holds in the applicable State Fund or the National Portfolio prior to the Reorganization.

     If all of the requisite approvals are obtained with respect to a particular State Fund Acquisition, it is anticipated that the State Fund Acquisition will occur as soon as practicable after such approval, provided that the Funds have obtained prior to that time either (a) a favorable private letter ruling from the Internal Revenue Service ("IRS"), or (b) an opinion of counsel concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan. Under the Agreement and Plan, a State Fund Acquisition may be abandoned at any time (whether before or after approval thereof by the shareholders of the applicable State Fund) prior to the Closing Date (as defined below), or the Closing Date may be postponed, (i) by mutual consent of the Board of Municipal Series Trust and the Board of Municipal Bond Fund; (ii) by the Board of Municipal Series Trust if any condition to the obligations of Municipal Series Trust has not been fulfilled or waived by such board; or
(iii) by the Board of Municipal Bond Fund if any condition to the obligations of Municipal Bond Fund has not been fulfilled or waived by such Board. In addition, under the Agreement and Plan, the failure of any State Fund's shareholders to approve the Agreement and Plan will not affect the ability of the shareholders of any other State Fund to proceed with their State Fund Acquisition. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition.

Fee Tables

         The tables below provide information about the fees and expenses attributable to shares of each class of each State Fund and the National Portfolio and, assuming the Reorganization had taken place on December 31, 2000, the estimated pro forma annualized fees and expenses attributable to shares of each class of the Combined Fund. Future fees and expenses may be greater or less than those indicated below.

          Fee Table for Class A Shareholders of the State Funds, the
                National Portfolio and the Combined Fund as of
                         December 31, 2000 (unaudited)

                                                                   Class A Shares
                                                       ----------------------------------------
                                                              Actual
                                                       -------------------------
                                                        All
                                                       State          National        Pro Forma
                                                       Funds         Portfolio        Combined
                                                       -----         ---------        ---------
Shareholder Fees (paid directly from your
investment(a):
   Maximum Sales Charge (Load) Imposed
     on Purchases (as a percentage of
     offering price).........................          4.00%(b)         4.00%(b)        4.00%(b)

   Maximum Sales Charge (Load) Imposed on
     Dividend Reinvestments..................          None             None            None
   Maximum Deferred Sales Charge (Load) (as a
     percentage of original purchase price or
     redemption proceeds, whichever is
     lower)..................................          None(c)          None(c)         None(c)
   Redemption Fee............................          None             None            None
   Exchange Fee..............................          None             None            None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets):

   Management Fees...........................          0.55%(d)         0.48%(e)        0.48%(e)

   12b-1 fees:

     Account Maintenance Fees................          None             None            None
     Distribution Fees.......................          None             None            None



                                                                      Class A Shares
                                  ------------------------------------------------------------------------------------
                                                                  Actual
                                  ------------------------------------------------------------------------
                                                                 New Mexico                    National      Pro Forma
                                  Arkansas Fund  Colorado Fund      Fund       Oregon Fund    Portfolio      Combined
                                  -------------  -------------   ----------    -----------    ---------      ---------
Other Expenses(f)...............      2.79%          0.97%         4.11%          1.13%         0.08%          0.08%

Total Fund Operating
  Expenses(g)...................      3.34%          1.52%         4.66%          1.68%         0.56%          0.56%

-----------------------
(a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b) Some investors may qualify for reductions in the sales charge (load).
(c) An investor may pay a deferred sales charge if such investor purchases $1 million or more and redeems within one year.
(d) Each State Fund pays FAM a fee at the annual rate of 0.55% of its average daily net assets not exceeding $500 million, 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of the average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 2000, FAM voluntarily waived $33,709 of the management fee due from the Arkansas Fund, $71,920 of the management fee due from the Colorado Fund, $32,003 of the management fee due from the New Mexico Fund and $56,815 of the management fee due from the Oregon Fund. FAM also currently reimburses additional expenses for the New Mexico Fund. The Total Annual Fund Operating Expenses in the table above have been restated for each State Fund to assume the absence of any such waiver or expense reimbursements, as applicable, because FAM may discontinue or reduce such waiver of fees or expense reimbursements, as applicable.
(e) The National Portfolio pays FAM fees at annual rates that decrease as the total assets of Municipal Bond Fund increase over certain levels. The fee rates are applied to the average daily net assets of the National Portfolio, with the reduced rates applicable to portions of the assets of the National Portfolio to the extent that the aggregate average daily net assets of the Municipal Bond Fund exceeds $250 million, $400 million, $550 million and $1.5 billion. As of December 31, 2000, the National Portfolio paid FAM a fee at the annual rate of 0.48% of the average daily net assets of the Fund.
(f) Each Fund pays Financial Data Services, Inc. (the "Transfer Agent") $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. Each Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor Program. Each Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. For the fiscal year ended July 31, 2000, the Arkansas Fund paid the Transfer Agent fees totaling $4,810, the Colorado Fund paid the Transfer Agent fees totaling $14,596, the New Mexico Fund paid the Transfer Agent fees totaling $4,877 and the Oregon Fund paid the Transfer Agent fees totaling $8,645. For the fiscal year ended June 30, 2000, the National Portfolio paid the Transfer Agent fees totaling $456,342. Prior to January 1, 2001, FAM provided accounting services to each Fund at its cost. For the fiscal year ended July 31, 2000, the Arkansas Fund reimbursed FAM $29,117, the Colorado Fund reimbursed FAM $56,048, the New Mexico Fund reimbursed FAM $54,945 and the Oregon Fund reimbursed FAM $47,825 for these services. For the fiscal year ended June 30, 2000, the National Portfolio reimbursed FAM $173,375 for accounting services. As of January 1, 2001, both Municipal Series Trust and Municipal Bond Fund have entered into an agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street provides accounting services to each Fund. Each Fund will pay the costs of these services. In addition, each Fund will reimburse FAM for the cost of additional accounting services.
(g) FAM has voluntarily waived a portion of the management fees due from each State Fund and reimbursed additional expenses for the New Mexico Fund. The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver or expense reimbursement, as applicable, because FAM may discontinue or reduce such waiver of management fees or expense reimbursement, as applicable, at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, are provided below as of December 31, 2000:

                          Management Fees Waived and    Total Operating Expenses
                             Expenses Reimbursed            After Waiver and
                                                              Reimbursement
       -------------------------------------------------------------------------
        Arkansas Fund               0.45%                         2.89%
        Colorado Fund               0.30%                         1.22%
        New Mexico Fund             1.05%                         3.61%
        Oregon Fund                 0.35%                         1.33%

            Fee Table for Class B Shareholders of the State Funds,
                 the National Portfolio and the Combined Fund
                      as of December 31, 2000 (unaudited)

                                                                         Class B Shares(b)
                                                       ------------------------------------------------------------
                                                                   Actual
                                                       ---------------------------------------
                                                        All
                                                       State
                                                       Funds             National Portfolio      Pro Forma Combined
                                                       -----             ------------------      ------------------
Shareholder Fees (fees paid directly
from your investment)(a):

   Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of offering
     price)..................................           None                    None                    None

   Maximum Sales Charge (Load) Imposed on
     Dividend Reinvestments..................           None                    None                    None

   Maximum Deferred Sales Charge (Load) (as
     a percentage of original purchase price
     or redemption proceeds, whichever is
     lower)..................................          4.00%(c)                4.00%(c)                4.00%(c)

   Redemption Fee............................           None                    None                    None

   Exchange Fee..............................           None                    None                    None

Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets):

   Management Fees...........................          0.55%(d)                0.48%(e)                0.48%(e)

   12b-1 fees:
     Account Maintenance Fees(f).............          0.25%                   0.25%                   0.25%
     Distribution Fees.......................          0.25%                   0.50%                   0.50%


                                                                      Class B Shares
                                     -------------------------------------------------------------------------------
                                                                   Actual
                                     -------------------------------------------------------------------
                                      Arkansas      Colorado     New Mexico     Oregon       National      Pro Forma
                                        Fund          Fund          Fund         Fund       Portfolio      Combined
                                     ------------ ------------- ------------- ------------ -------------   ---------
Other Expenses(g).................     2.79%         0.97%        4.11%         1.13%       0.09%          0.09%
Total Fund Operating
  Expenses(h).....................     3.84%         2.02%        5.16%         2.18%       1.32%          1.32%

-----------------------
(a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b) Class B shares automatically convert to Class D shares about ten years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees and will pay lower account maintenance fees.
(c)  Some investors may qualify for reductions in the sales charge (load).
(d) Each State Fund pays FAM a fee at the annual rate of 0.55% of its average daily net assets not exceeding $500 million, 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of the average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 2000, FAM voluntarily waived $33,709 of the management fee due from the Arkansas Fund, $71,920 of the management fee due from the Colorado Fund, $32,003 of the management fee due from the New Mexico Fund and $56,815 of the management fee due from the Oregon Fund. FAM also currently reimburses additional expenses for the New Mexico Fund. The Total Annual Fund Operating Expenses in the table above have been restated for each State Fund to assume the absence of any such waiver or expense reimbursements, as applicable, because FAM may discontinue or reduce such waiver of fees or expense reimbursements, as applicable.
(e) The National Portfolio pays FAM fees at annual rates that decrease as the total assets of Municipal Bond Fund increase over certain levels. The fee rates are applied to the average daily net assets of the National Portfolio, with the reduced rates applicable to portions of the assets of the National Portfolio to the extent that the aggregate average daily net assets of the Municipal Bond Fund exceeds $250 million, $400 million, $550 million and $1.5 billion. As of December 31, 2000, the National Portfolio paid FAM a fee at the annual rate of 0.48% of the average daily net assets of the Fund.
(f) Each Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used in the prospectuses of each State Fund and the prospectus of Municipal Bond Fund and all other Fund materials. If an investor holds Class B or Class C shares over time, it may cost that shareholder more in distribution (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other classes.
(g) Each Fund pays Financial Data Services, Inc. (the "Transfer Agent") $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. Each Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor Program. Each Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. For the fiscal year ended July 31, 2000, the Arkansas Fund paid the Transfer Agent fees totaling $4,810, the Colorado Fund paid the Transfer Agent fees totaling $14,596, the New Mexico Fund paid the Transfer Agent fees totaling $4,877 and the Oregon Fund paid the Transfer Agent fees totaling $8,645. For the fiscal year ended June 30, 2000, the National Portfolio paid the Transfer Agent fees totaling $456,342. Prior to January 1, 2001, FAM provided accounting services to each Fund at its cost. For the fiscal year ended July 31, 2000, the Arkansas Fund reimbursed FAM $29,117, the Colorado Fund reimbursed FAM $56,048, the New Mexico Fund reimbursed FAM $54,945 and the Oregon Fund reimbursed FAM $47,825 for these services. For the fiscal year ended June 30, 2000, the National Portfolio reimbursed FAM $173,375 for accounting services. As of January 1, 2001, both Municipal Series Trust and Municipal Bond Fund have entered into an agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street provides accounting services to each Fund. Each Fund will pay the costs of these services. In addition, each Fund will reimburse FAM for the cost of additional accounting services.
(h) FAM has voluntarily waived a portion of the management fees due from each State Fund and reimbursed additional expenses for the New Mexico Fund. The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver or expense reimbursement, as applicable, because FAM may discontinue or reduce such waiver of management fees or expense reimbursement, as applicable, at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, are provided below as of December 31, 2000:

                                                  Management Fees Waived and            Total Operating Expenses
                                                      Expenses Reimbursed            After Waiver and Reimbursement
                   -------------------------------------------------------------------------------------------------
                        Arkansas Fund                        0.45%                               3.39%
                        Colorado Fund                        0.30%                               1.72%
                        New Mexico Fund                      1.05%                               4.11%
                        Oregon Fund                          0.35%                               1.83%

            Fee Table for Class C Shareholders of the State Funds,
                 the National Portfolio and the Combined Fund
                      as of December 31, 2000 (unaudited)

                                                                   Class C Shares
                                                  --------------------------------------------------
                                                               Actual
                                                  -----------------------------
                                                        All
                                                       State          National         Pro Forma
                                                       Funds          Portfolio        Combined
                                                  -------------     ------------     ------------
Shareholder Fees (fees paid directly
from your investment)(a):

   Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of offering
     price)..................................          None             None             None

   Maximum Sales Charge (Load) Imposed on
     Dividend Reinvestments..................          None             None             None

   Maximum Deferred Sales Charge (Load) (as a
     percentage of original purchase price or
     redemption proceeds, whichever is
     lower)                                           1.00%(b)         1.00%(b)          1.00%(b)

   Redemption Fee............................          None             None             None

   Exchange Fee..............................          None             None             None

Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets):

   Management Fees...........................          0.55%(c)         0.48%(d)         0.48%(d)

   12b-1 fees:
     Account Maintenance Fees(e).............          0.25%            0.25%            0.25%
     Distribution Fees.......................          0.35%            0.55%            0.55%


                                                                  Class C Shares
                                 ----------------------------------------------------------------------------------
                                                              Actual
                                 ------------------------------------------------------------------
                                   Arkansas     Colorado    New Mexico      Oregon      National      Pro Forma
                                     Fund         Fund         Fund          Fund       Portfolio      Combined
                                 ------------- ------------ ------------ ------------- ------------   ---------
Other Expenses(f)..............     2.79%         0.97%        4.11%        1.13%         0.09%         0.09%
Total Fund Operating
  Expenses(g)..................     3.94%         2.12%        5.26%        2.28%         1.37%         1.37%

--------------------------
(a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b) Some investors may qualify for reductions in the sales charge (load).
(c) Each State Fund pays FAM a fee at the annual rate of 0.55% of its average daily net assets not exceeding $500 million, 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of the average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 2000, FAM voluntarily waived $33,709 of the management fee due from the Arkansas Fund, $71,920 of the management fee due from the Colorado Fund, $32,003 of the management fee due from the New Mexico Fund and $56,815 of the management fee due from the Oregon Fund. FAM also currently reimburses additional expenses for the New Mexico Fund. The Total Annual Fund Operating Expenses in the table above have been restated for each State Fund to assume the absence of any such waiver or expense reimbursements, as applicable, because FAM may discontinue or reduce such waiver of fees or expense reimbursements, as applicable.
(d) The National Portfolio pays FAM fees at annual rates that decrease as the total assets of Municipal Bond Fund increase over certain levels. The fee rates are applied to the average daily net assets of the National Portfolio, with the reduced rates applicable to portions of the assets of the National Portfolio to the extent that the aggregate average daily net assets of the Municipal Bond Fund exceeds $250 million, $400 million, $550 million and $1.5 billion. As of December 31, 2000, the National Portfolio paid FAM a fee at the annual rate of 0.48% of the average daily net assets of the Fund.
(e) Each Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used in the prospectuses of each State Fund and the prospectus of Municipal Bond Fund and all other Fund materials. If an investor holds Class B or Class C shares over time, it may cost that shareholder more in distribution (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other classes.
(f) Each Fund pays Financial Data Services, Inc. (the "Transfer Agent") $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. Each Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor Program. Each Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. For the fiscal year ended July 31, 2000, the Arkansas Fund paid the Transfer Agent fees totaling $4,810, the Colorado Fund paid the Transfer Agent fees totaling $14,596, the New Mexico Fund paid the Transfer Agent fees totaling $4,877 and the Oregon Fund paid the Transfer Agent fees totaling $8,645. For the fiscal year ended June 30, 2000, the National Portfolio paid the Transfer Agent fees totaling $456,342. Prior to January 1, 2001, FAM provided accounting services to each Fund at its cost. For the fiscal year ended July 31, 2000, the Arkansas Fund reimbursed FAM $29,117, the Colorado Fund reimbursed FAM $56,048, the New Mexico Fund reimbursed FAM $54,945 and the Oregon Fund reimbursed FAM $47,825 for these services. For the fiscal year ended June 30, 2000, the National Portfolio reimbursed FAM $173,375 for accounting services. As of January 1, 2001, both Municipal Series Trust and Municipal Bond Fund have entered into an agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street provides accounting services to each Fund. Each Fund will pay the costs of these services. In addition, each Fund will reimburse FAM for the cost of additional accounting services.
(g) FAM has voluntarily waived a portion of the management fees due from each State Fund and reimbursed additional expenses for the New Mexico Fund. The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver or expense reimbursement, as applicable, because FAM may discontinue or reduce such waiver of management fees or expense reimbursement, as applicable, at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, are provided below as of December 31, 2000:

                                                Management Fees Waived and           Total Operating Expenses
                                                   Expenses Reimbursed            After Waiver and Reimbursement
                   -------------------------------------------------------------------------------------------------
                   Arkansas Fund                          0.45%                                3.49%
                   Colorado Fund                          0.30%                                1.82%
                   New Mexico Fund                        1.05%                                4.21%
                   Oregon Fund                            0.35%                                1.93%

              Table for Class D Shareholders of the State Funds, the National Portfolio and the Combined Fund as of
                         December 31, 2000 (unaudited)

                                                                   Class D Shares
                                                  --------------------------------------------------
                                                               Actual
                                                  ------------------------------
                                                        All
                                                       State          National         Pro Forma
                                                       Funds          Portfolio        Combined
                                                  -------------     ------------     ---------------
Shareholder Fees (fees paid directly from
your investment)(a):

  Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of offering
     price)..................................         4.00%(b)         4.00%(b)         4.00%(b)

  Maximum Sales Charge (Load) Imposed on
     Dividend Reinvestments..................          None             None             None

  Maximum Deferred Sales Charge (Load) (as a
     percentage of original Purchase price or
     redemption proceeds, whichever is lower)          None(c)          None(c)          None(c)

  Redemption Fee.............................          None             None             None

  Exchange Fee...............................          None             None             None

Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets):

   Management Fees...........................         0.55%(d)         0.48%(e)         0.48%(e)

   12b-1 fees:
     Account Maintenance Fees(f).............         0.10%            0.25%            0.25%
     Distribution Fees.......................          None             None             None

-----------------------

                                                              Class D Shares
                             ----------------------------------------------------------------------------------
                                                          Actual
                             -----------------------------------------------------------------
                              Arkansas      Colorado    New Mexico      Oregon      National      Pro Forma
                                Fund          Fund         Fund          Fund      Portfolio      Combined
                             ------------ ------------- ------------ ------------- -----------    ---------
Other Expenses(g)..........     2.79%        0.97%         4.11%        1.13%        0.08%          0.08%
Total Fund Operating
  Expenses(h)..............     3.44%        1.62%         4.76%        1.78%        0.81%          0.81%

----------------------------
(a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b)  Some investors may qualify for reductions in the sales charge (load).
(c) An investor may pay a deferred sales charge if such investor purchases $1 million or more and redeems within one year.
(d) The State Funds each pay FAM a fee at the annual rate of 0.55% of its average daily net assets not exceeding $500 million, 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of the average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 2000, FAM voluntarily waived $33,709 of the management fee due from the Arkansas Fund, $71,920 of the management fee due from the Colorado Fund, $32,003 of the management fee due from the New Mexico Fund and $56,815 of the management fee due from the Oregon Fund. FAM also currently reimburses additional expenses for the New Mexico Fund. The Total Annual Fund Operating Expenses in the table above have been restated for each State Fund to assume the absence of any such waiver or expense reimbursements, as applicable, because FAM may discontinue or reduce such waiver of fees or expense reimbursements, as applicable.
(e) The National Portfolio pays FAM fees at annual rates that decrease as the total assets of Municipal Bond Fund increase over certain levels. The fee rates are applied to the average daily net assets of the National Portfolio, with the reduced rates applicable to portions of the assets of the National Portfolio to the extent that the aggregate average daily net assets of the Municipal Bond Fund exceeds $250 million, $400 million, $550 million and $1.5 billion. As of December 31, 2000, the National Portfolio paid FAM a fee at the annual rate of 0.48% of the average daily net assets of the Fund.
(f) Each Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used in the prospectuses of each State Fund and the prospectus of Municipal Bond Fund and all other Fund materials. If an investor holds Class B or Class C shares over time, it may cost that shareholder more in distribution (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other classes.
(g) Each Fund pays Financial Data Services, Inc. (the "Transfer Agent") $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. Each Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor Program. Each Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. For the fiscal year ended July 31, 2000, the Arkansas Fund paid the Transfer Agent fees totaling $4,810, the Colorado Fund paid the Transfer Agent fees totaling $14,596, the New Mexico Fund paid the Transfer Agent fees totaling $4,877 and the Oregon Fund paid the Transfer Agent fees totaling $8,645. For the fiscal year ended June 30, 2000, the National Portfolio paid the Transfer Agent fees totaling $456,342. Prior to January 1, 2001, FAM provided accounting services to each Fund at its cost. For the fiscal year ended July 31, 2000, the Arkansas Fund reimbursed FAM $29,117, the Colorado Fund reimbursed FAM $56,048, the New Mexico Fund reimbursed FAM $54,945 and the Oregon Fund reimbursed FAM $47,825 for these services. For the fiscal year ended June 30, 2000, the National Portfolio reimbursed FAM $173,375 for accounting services. As of January 1, 2001, both Municipal Series Trust and Municipal Bond Fund have entered into an agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street provides accounting services to each Fund. Each Fund will pay the costs of these services. In addition, each Fund will reimburse FAM for the cost of additional accounting services.
(h) FAM has voluntarily waived a portion of the management fees due from each State Fund and reimbursed additional expenses for the New Mexico Fund. The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver or expense reimbursement, as applicable, because FAM may discontinue or reduce such waiver of management fees or expense reimbursement, as applicable, at any time without notice. The actual Total Fund Operating Expenses, net of the waiver, are provided below as of December 31, 2000:

                                                  Management Fees Waived and            Total Operating Expenses
                                                      Expenses Reimbursed            After Waiver and Reimbursement
                   -------------------------------------------------------------------------------------------------
                        Arkansas Fund                        0.45%                               2.99%
                        Colorado Fund                        0.30%                               1.32%
                        New Mexico Fund                      1.05%                               3.71%
                        Oregon Fund                          0.35%                               1.43%

The foregoing Fee Tables and Examples are intended to assist investors in understanding the costs and expenses that a shareholder of a State Fund or the National Portfolio bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization.

EXAMPLES:

These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, that the shareholder pays the sales charges, if any, that apply to the particular class and that each Fund's operating expenses remain the same. Although a shareholder's actual costs may be higher or lower, based on these assumptions the costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---

                                             1 Year            3 Years              5 Years             10 Years
----------------------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                  $723              $1,386              $2,071              $3,886

Colorado Fund                                   548                 861               1,196               2,140

New Mexico Fund                                 848               1,749               2,656               4,950

Oregon Fund                                     564                 908               1,276               2,308

National Portfolio                              455                 572                 700               1,073

Combined Fund*                                  455                 572                 700               1,073
----------------------------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                  $786              $1,372              $1,976              $4,070

Colorado Fund                                   605                 834               1,088               2,348

New Mexico Fund                                 916               1,744               2,570               5,119

Oregon Fund                                     621                 882               1,169               2,513

National Portfolio                              534                 618                 723               1,590

Combined Fund*                                  534                 618                 723               1,590
----------------------------------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                  $496              $1,201              $2,023              $4,155

Colorado Fund                                   315                 664               1,139               2,452

New Mexico Fund                                 625               1,572               2,613               5,192

Oregon Fund                                     331                 712               1,220               2,615

National Portfolio                              239                 434                 750               1,646

Combined Fund*                                  239                 434                 750               1,646
----------------------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                  $733              $1,414              $2,117              $3,972

Colorado Fund                                   558                 891               1,246               2,245

New Mexico Fund                                 858               1,776               2,699               5,025

Oregon Fund                                     574                 938               1,326               2,411

National Portfolio                              479                 648                 832               1,362

Combined Fund*                                  479                 648                 832               1,362

----------------------
* Assumes the Reorganization had taken place on December 31, 2000.

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                -------

                                             1 Year            3 Years              5 Years             10 Years
----------------------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                  $723              $1,386              $2,071               $3,886

Colorado Fund                                   548                 861               1,196                2,140

New Mexico Fund                                 848               1,749               2,656                4,950

Oregon Fund                                     564                 908               1,276                2,308

National Portfolio                              455                 572                 700                1,073

Combined Fund*                                  455                 572                 700                1,073
----------------------------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                  $386              $1,172              $1,976               $4,070

Colorado Fund                                   205                 634               1,088                2,348

New Mexico Fund                                 516               1,544               2,570                5,119

Oregon Fund                                     221                 682               1,169                2,513

National Portfolio                              134                 418                 723                1,590

Combined Fund*                                  134                 418                 723                1,590
----------------------------------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                  $396              $1,201              $2,023               $4,155

Colorado Fund                                   215                 664               1,139                2,452

New Mexico Fund                                 525               1,572               2,613                5,192

Oregon Fund                                     231                 712               1,220                2,615

National Portfolio                              139                 434                 750                1,646

Combined Fund*                                  139                 434                 750                1,646
----------------------------------------------------------------------------------------------------------------------
Class D
----------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                  $733              $1,414              $2,117               $3,972

Colorado Fund                                   558                 891               1,246                2,245

New Mexico Fund                                 858               1,776               2,699                5,025

Oregon Fund                                     574                 938               1,326                2,411

National Portfolio                              479                 648                 832                1,362

Combined Fund*                                  479                 648                 832                1,362

----------------------
* Assumes the Reorganization had taken place on December 31, 2000.

     The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Summary," "The Reorganization--Potential Benefits to Shareholders as a Result of the Reorganization" and "Comparison of the Funds--Management," "--Purchase of Shares" and "--Redemption of Shares."

Municipal Series Trust                        Municipal Series Trust was organized under the laws of The Commonwealth of
                                              Massachusetts on August 2, 1985 and commenced operations on November 6, 1986. The
                                              Arkansas Fund commenced operations on September 30, 1994. The Colorado Fund commenced operations on November 26, 1993. The New Mexico Fund commenced operations on May 6,
                                              1994. The Oregon Fund commenced operations on August 27, 1993. Each State Fund is classified as a non-diversified, open-end management investment company under the
                                              Investment Company Act.

                                              As of December 31, 2000, the approximate net assets of each State Fund were as follows:

                                                      Arkansas Fund                   $  5.2 million
                                                      Colorado Fund                   $ 12.6 million
                                                      New Mexico Fund                 $  4.5 million
                                                      Oregon Fund                     $ 12.2 million

Municipal Bond Fund                           Municipal Bond Fund was incorporated under the laws of the State of Maryland on
                                              September 30, 1976 and commenced operations on October 21, 1977. The National
                                              Portfolio commenced operations on November 2, 1979. Municipal Bond Fund is classified as a diversified, open-end management investment company under the Investment Company
                                              Act.

                                              As of December 31, 2000, the three portfolios of the Municipal Bond Fund had aggregate net assets of approximately $2.7 billion and the National Portfolio had net assets of approximately $1.1 billion.

Comparison of the Funds                       Investment  Objectives.  The investment  objective of each State Fund and the
                                              National  Portfolio  are  similar;  however,  they differ with respect to the tax-exempt  nature  of  the  income  paid  to  shareholders.  The  investment objective of each State Fund is to provide  shareholders  with income  exempt from Federal income taxes and State Taxes.  The  investment  objective of the
                                              National Portfolio is to provide  shareholders with as high a level of income exempt  from  Federal  income  taxes as is  consistent  with  its  investment policies.

                                              Investment Policies. Each State Fund will invest primarily in long-term investment grade municipal obligations issued by or on behalf of the designated state, its political subdivisions, agencies or instrumentalities and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Each State Fund will invest at least 65% of its total assets in obligations.
                                              that pay interest exempt from Federal income taxes and State Taxes ("State Municipal
                                              Bonds"). At least 80% of each State Fund's total assets is invested in obligations that pay interest exempt from Federal income tax ("Municipal Bonds"). Each State Fund may invest in fixed rate or variable rate obligations. Under normal conditions, the weighted average maturity of each State Fund's investment portfolio is more than ten years. At least 80% of the total assets of each State Fund is invested in Municipal
                                              Bonds rated at the time of purchase within the four highest rating categories as determined by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's
                                              ("S&P") or Fitch, Inc. ("Fitch") (referred to herein as "investment grade securities")
                                              or in unrated Municipal Bonds that possess creditworthiness comparable, in the opinion of FAM, to investment grade securities. Each State Fund also may invest up to 20% of its total assets in Municipal Bonds that are rated below investment grade (below BBB by S&P or Fitch or below Baa by Moody's) or comparable unrated securities (referred to herein as "high-yield bonds" or "junk bonds"). No State Fund will invest in securities that are in default or that Fund management believes will be in default. For temporary periods, each State Fund may invest up to 35% of its total assets in short term tax-exempt or taxable money market obligations, although each State Fund will generally not invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each State Fund may invest without limitation in short term tax-exempt or taxable money market obligations.

                                              The National Portfolio will invest at least 80% of its net assets in Municipal Bonds under normal circumstances. The National Portfolio may invest in Municipal Bonds rated in any rating category, or unrated Municipal Bonds. The National Portfolio will usually invest in Municipal Bonds that have a maturity of five years or longer. FAM will choose Municipal Bond investments that it believes offer a relatively high potential for total return relative to their total risk. Although the investment policies of the National Portfolio are not governed by specific rating categories, FAM does not presently intend to invest more than 35% of the assets of the National
                                              Portfolio in high-yield bonds or unrated Municipal Bonds that FAM believes are of comparable quality. The 35% limitation on high-yield bond investments reflects only the present intention of FAM, and may be changed by the Board of the Municipal Bond
                                              Fund without shareholder approval. Therefore, if the Board of Municipal Bond Fund were to approve a change in the investment policies of the National Portfolio, it is possible that the National Portfolio could invest up to 100% of its assets in high-yield bonds. The National Portfolio will not invest in debt securities in the lowest rating categories (those rated CC or lower by S&P or Fitch or Ca or lower by
                                              Moody's) unless FAM believes those ratings do not accurately reflect the financial condition of the issuer or other factors affecting the creditworthiness of the securities. The National Portfolio does not intend to purchase debt securities that are in default or that FAM believes will be in default. The National Portfolio contemplates that it will not invest more than 25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state. While the National Portfolio does not intend to realize taxable investment income, it has the authority to invest as much as 20% of its net assets on a temporary basis in taxable money market securities with remaining maturities of one year or less for liquidity purposes or as a temporary investment of cash pending investment of such cash in Municipal Bonds. In addition, as a temporary measure for defensive purposes, the National Portfolio may invest without limitation in taxable money market securities.

                                              Portfolio Management. Municipal Series Trust and Municipal Bond Fund are both advised by FAM. The current portfolio manager for each Fund and the expected portfolio manager for the Combined Fund are set forth below.

                                                           Fund                       Portfolio Manager
                                                           ----                       -----------------
                                                      Arkansas Fund                   Robert D. Sneeden
                                                      Colorado Fund                   Michael Kalinoski
                                                      New Mexico Fund                 Robert D. Sneeden
                                                      Oregon Fund                     Theodore R. Jaeckel
                                                      National Portfolio              Walter O'Connor
                                                      Combined Fund                   Walter O'Connor

                                              FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates, including Merrill Lynch Investment Managers, L.P. ("MLIM"), had approximately $568 billion in investment company and other portfolio assets under management as of
                                              January 2001. This amount includes assets managed for affiliates of Merrill Lynch,
                                              Pierce, Fenner & Smith Incorporated ("Merrill Lynch").

                                              Advisory Fees. Pursuant to separate management agreements between Municipal Series
                                              Trust, on behalf of each State Fund, and FAM, each State Fund pays FAM a monthly management fee based upon the annual rate and breakpoints set forth below:

                                              Average Daily Net Assets                                       Management Fee Rate
                                              ------------------------                                       -------------------
                                              Not exceeding $500 million                                            0.550%
                                              In excess of $500 million but not exceeding $1 billion                0.525
                                              In excess of $1 billion                                               0.500

                                              For the period July 1, 2000 to December 31, 2000, the management fee payable by each
                                              State Fund to FAM was equal to 0.55% of the average daily net assets of the applicable
                                              State Fund. However, during that period, FAM voluntarily waived a portion of the management fee payable by each State Fund and reimbursed additional expenses for the
                                              New Mexico Fund.

                                              Municipal Bond Fund's investment advisory agreement with FAM provides that as compensation for FAM's services to the National Portfolio, FAM receives at the end of each month a fee at the annual rates set forth below, which are based upon the average daily net assets of the three portfolios of Municipal Bond Fund. The rates are subject to reduction to the extent that the aggregate average daily net assets of the three portfolios of Municipal Bond Fund exceeds $250 million, $400 million, $550 million and
                                              $1.5 billion. The portion of the assets of the National Portfolio to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the aggregate average daily net assets of the three portfolios of Municipal Bond Fund that fall within that breakpoint level by the aggregate of the average daily net assets of the three portfolios of Municipal Bond Fund. The amount of the fee for the National
                                              Portfolio at each breakpoint level is determined by multiplying the average daily net assets of the National Portfolio by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.

                                              As of December 31, 2000, the aggregate net assets of the three portfolios of Municipal
                                              Bond Fund were approximately $2.7 billion. As of that date, the aggregate net assets of the National Portfolio were approximately $1.1 billion and the advisory fee rate payable by the National Portfolio was 0.48%.

                                              Assuming the Reorganization had taken place on December 31, 2000, the Combined Fund would have paid, on a pro forma basis, a monthly advisory fee at the annual rate of
                                              0.48% of the average daily net assets of the Combined Fund. See "Summary--Fee Tables"
                                              and "Comparison of the Funds--Management."




                                              12b-1 Fees. Under separate class-specific plans adopted pursuant to Rule 12b-1 under the Investment Company Act, the State Funds and the National Portfolio pay fees in connection with account maintenance for each of Class B, Class C and Class D and in connection with the distribution for each of Class B and Class C (together, "12b-1 fees"). Set forth below is a comparison of the 12b-1 fees for the State Funds and the
                                              National Portfolio:

                                                                         12b-1 Annual Fee Rates
                                               (as a percentage of average daily net assets of the applicable share class)
                                              ----------------------------------------------------------------------------

                                                             Account Maintenance Fee              Distribution Fee
                                                          ----------------------------   ---------------------------------
                                              Share       State       National                             National
                                              Class       Funds       Portfolio          State Funds       Portfolio
                                              -----       -----       ---------          -----------       ---------

                                              Class B      0.25%         0.25%             0.25%             0.50%
                                              Class C      0.25%         0.25%             0.35%             0.55%
                                              Class D      0.10%         0.25%              N/A               N/A

                                              Class Structure. Each Fund offers four classes of shares under the Merrill Lynch
                                              Select PricingSM System. The Class A, Class B, Class C and Class D shares issued by the National Portfolio substantially similar to the Class A, Class B, Class C and
                                              Class D shares issued by each State Fund, except that (i) the shares of the National
                                              Portfolio are common stock in a series of a Maryland corporation and the shares of a
                                              State Fund are beneficial interests in a series of a Massachusetts business trust,
                                              (ii) the account maintenance fees for Class D shares of the National Portfolio are higher than the account maintenance fees for Class D shares of each State Fund, and
                                              (iii) the distribution fees for Class B and Class C shares of the National Portfolio are higher than the distribution fees for Class B and Class C shares of each State
                                              Fund. See "Comparison of the Funds--Purchase of Shares," "--Redemption of Shares" and
                                              "Additional Information--Shareholder Services."

                                              Overall Annual Expense Ratio. The table below shows as of December 31, 2000, the actual operating expense ratio for each class of shares for the Arkansas Fund, the
                                              Colorado Fund, the New Mexico Fund, the Oregon Fund and the National Portfolio and the
                                              operating expense ratio for each class of shares of the Combined Fund on a pro forma basis, in each case including class specific distribution and account maintenance fees with respect to all Funds, and without giving effect to the waiver of a portion of the management fee due from each State Fund and the reimbursement of certain expenses with respect to the New Mexico Fund.

                                                                      Operating Expense Ratio
                                                                      -----------------------

                                                                                 Actual

                                                                                    New                         Pro Forma
                                            Class of      Arkansas    Colorado     Mexico    Oregon   National   Combined
                                              Shares        Fund        Fund        Fund      Fund    Portfolio    Fund
                                              ------        ----        ----        ----      ----    ---------    ----
                                                A           3.34%       1.52%      4.66%     1.68%      0.56%      0.56%
                                                B           3.84%       2.02%      5.16%     2.18%      1.32%      1.32%
                                                C           3.94%       2.12%      5.26%     2.28%      1.37%      1.37%
                                                D           3.44%       1.62%      4.76%     1.78%      0.81%      0.81%


                                              Purchase of Shares. Shares of the National Portfolio are offered continuously for sale to the public in substantially the same manner as shares of each of the State Funds.
                                              See "Comparison of the Funds--Purchase of Shares."

                                              Redemption of Shares. The redemption procedures for shares of the National Portfolio are the same as the redemption procedures for shares of each State Fund. For purposes of computing any contingent deferred sales charge ("CDSC") that may be payable upon disposition of Corresponding Shares of the National Portfolio distributed to State
                                              Fund shareholders in a State Fund Acquisition, the holding period of State Fund shares outstanding on the date the State Fund Acquisition takes place will be tacked onto the holding period of the Corresponding Shares of the National Portfolio distributed in such State Fund Acquisition. See "Comparison of the Funds--Redemption of Shares."


                                              Ratings of Municipal Obligations. Each State Fund will invest at least 80% of its total assets in obligations that at the time of purchase are considered an investment grade security. The National Portfolio may invest in Municipal Bonds rated in any category but currently intends to invest at least 65% of its total assets in investment grade securities.  See Exhibit II--"Ratings of Municipal Obligations and
                                              Commercial Paper."

                                              Dividends. The policies of each State Fund with respect to dividends and distributions are identical to those of the National Portfolio. See "Comparison of the
                                              Funds--Dividends."

                                              Net Asset Value. The State Funds and the National Portfolio each determine net asset value of each class of shares once daily Monday through Friday as of the close of business on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00
                                              p.m., Eastern time. Each Fund computes net asset value per share in the same manner.
                                              See "Comparison of the Funds--Additional Information--Net Asset Value."

                                              Voting Rights. The corresponding voting rights of the shareholders of the State Funds and the shareholders of the National Portfolio are substantially similar. See
                                              "Comparison of the Funds--Additional Information--Capital Stock."

                                              Other Significant Considerations. Shareholder services available to shareholders of each State Fund, such as providing the annual and semi-annual reports, are substantially the same as those available to the shareholders of the National
                                              Portfolio. See "Comparison of the Funds--Additional Information--Shareholder
                                              Services." An automatic dividend reinvestment plan is available to shareholders of each Fund. Such plans are identical. See "Comparison of the Funds--Automatic Dividend
                                              Reinvestment Plan" and "Comparison of the Funds--Additional Information--Shareholder
                                              Services."

Tax Considerations                            Each State Fund and the National Portfolio jointly have requested a private letter ruling from the IRS with respect to each State Fund Acquisition to the effect that, among other things, neither the National Portfolio nor any State Fund will recognize any gain or loss on the transaction, and no shareholder of a State Fund will recognize any gain or loss upon return of his or her shares for shares of the National Portfolio and their receipt of Corresponding Shares of the National Portfolio in a State Fund
                                              Acquisition. Consummation of any State Fund Acquisition is subject to the receipt of such private letter ruling or an opinion of counsel to the same effect. See "The
                                              Reorganization--Tax Consequences of the Reorganization."




                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     The principal investment risks associated with an investment in the National Portfolio are substantially similar to the investment risks associated with an investment in each State Fund. Such risks include market and selection risk, credit risk interest rate risk, and call and redemption risk. The principal differences in risk are: (i) the National Portfolio may be more exposed to the risks of investing in high yield bonds, (ii) each State
Fund is more exposed to the risks affecting issuers of its State Municipal
Bonds and is more subject to regional or state specific economic factors than the National Portfolio, and (iii) to the extent a State Fund, as a non-diversified fund, may invest in fewer issuers than the National Portfolio, as a diversified fund, such State Fund's exposure to credit and market risks associated with such issuers may be greater than that of the National
Portfolio. The risk factors associated with an investment in the National
Portfolio are set forth below and in the Municipal Bond Fund Prospectus that accompanies this Proxy Statement and Prospectus under the caption "Details about the Fund--Investment Risks."

     Each Fund is subject to the following risks:

     Bond Market and Selection Risk - Bond market risk is the risk that the bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that FAM selects will underperform the market or other funds with similar investment objectives and investment strategies.

     Credit Risk - Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Issuers of high-yield bonds generally are more subject to credit risk than issuers of investment grade securities.

     Interest Rate Risk - Interest rate risk is the risk that prices of municipal bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer terms securities generally change more in response to interest rate changes than prices of shorter term securities.

     Call and Redemption Risk - A bond's issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, that Fund may lose income and may have to invest the proceeds in bonds with lower yields.

     Borrowing and Leverage - Each Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a fund's shares and in the yield on that Fund's portfolio. Borrowing will cost that fund interest expense and other fees. The costs of borrowing may reduce a Fund's return. Certain securities that a Fund buys may create leverage including, for example, when issued securities, forward commitments and options.

     Each State Fund is subject to the following additional risks:

     State Specific Risk - Each Fund will invest primarily in the State municipal bonds of its designated state. As a result, each Fund is more exposed to risks affecting issuers of its State municipal bonds than is a municipal bond fund that invests more widely. As set forth above, the National
Portfolio contemplates that it will not invest more than 25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state.

     Non-diversification Risk - As set forth above, each State Fund is a non-diversified, open-end management investment company. To the extent that a State Fund invests in a smaller number of issuers, each State Fund more exposed to adverse developments affecting a single issuer than is a Fund that invests more widely.

     Risks associated with certain types of obligations in which each Fund may invest include:

     General Obligation Bonds - The faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

     Revenue Bonds - Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities. Industrial development bonds are one type of revenue bond.

     Junk Bonds - As set forth above, the National Portfolio may invest in Municipal Bonds rated in any rating category. Although the investment policies of the National Portfolio are not restricted to specific rating categories, FAM does not presently intend to invest more than 35% of the assets of the National Portfolio in high-yield bonds or unrated Municipal Bonds that FAM believes are of comparable quality. The 35% limitation on high-yield bond investments reflects only the present intention of FAM, and may be changed by the Board of Municipal Bond Fund without shareholder approval. Therefore, if the Board of Municipal Bond Fund were to approve a change in the investment policies of the National Portfolio, it is possible that the National Portfolio could invest up to 100% of its assets in high-yield bonds. The National
Portfolio will not invest in debt securities in the lowest rating categories
(those rated CC or lower by S&P or Fitch or Ca or lower by Moody's) unless FAM believes those ratings do not accurately reflect the financial condition of the issuer or other factors affecting the creditworthiness of the securities.
The National Portfolio does not intend to purchase debt securities that are in default or that FAM believes will be in default. Each State Fund may only invest up to 20% of its total assets in high-yield bonds. No State Fund will invest in debt securities that are in default or that FAM believes will be in default. As a result, an investment in the National Portfolio may be more subject to the risks associated with investments in junk bonds. Although junk bonds generally pay higher rates of interest than investment grade securities, they are high risk investments that may cause income and principal losses for that Fund. See "Comparison of the Funds--Description of Municipal Bonds."

     Industrial Development Bonds - Each Fund may invest in industrial development bonds ("IDBs"). Municipalities and other public authorities issue industrial development bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment.

     Moral Obligation Bonds - Each Fund may invest in moral obligation bonds.
Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

     Municipal Notes - Each Fund may invest in municipal notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts.
If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Funds may lose money.

     Municipal Lease Obligations - Each Fund may invest in municipal lease obligations. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so.
Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
However, it may be difficult to sell the property and the proceeds of a sale may not cover a Fund's loss.

     Insured Municipal Bonds - Bonds purchased by a Fund may be covered by insurance that guarantees timely interest payments and repayment of principal at maturity. If a bond's insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insured bonds are subject to market risk and call and redemption risk.

     When Issued Securities, Delayed Delivery Securities and Forward
Commitments - Each Fund may invest in when issued securities and delayed delivery securities and enter into forward commitments. When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery to that Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case a Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

     Variable Rate Demand Obligations - Each Fund may invest in variable rate demand obligations ("VRDOs"). VRDOs are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Funds may lose money.

     Illiquid Securities - Each Fund may invest up to 15% of its assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

     Derivatives - Each Fund may use derivative instruments including indexed and inverse securities, options on portfolio positions, options on securities or other financial indices, financial futures and options on such futures.
Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

     Credit Risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Funds.

     Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

     Each Fund may use derivatives for hedging purposes including anticipatory hedges. Hedging is a strategy in which a fund uses a derivative to offset the risks associated with other holdings of that fund. While hedging can reduce losses, it can also reduce gains or cause losses if the market moves in a different manner than anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a fund, in which case any losses on the holdings being hedged may not be reduced. No assurance can be given that a Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. None of the Funds is required to use hedging and each may choose not to do so.

     Indexed and Inverse Floating Rate Securities - Each Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Each Fund may also invest in securities whose return is inversely related to changes in an interest rate
(inverse floaters). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may subject a Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund's investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate, tax exempt securities. Indexed securities and inverse floaters are derivative securities and can be considered speculative.




                            COMPARISON OF THE FUNDS

Financial Highlights

     National Portfolio. The Financial Highlights table is intended to help you understand the National Portfolio's financial performance for each of the past five fiscal years and for the six months ended December 31, 2000. Certain information reflects financial results for a single National Portfolio share.
The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the National Portfolio (assuming reinvestment of all dividends). The information for each of the five fiscal years ended June 30, 2000 has been audited by Deloitte & Touche LLP whose report, along with the National Portfolio's financial statements, is included in the Municipal Bond Fund's annual report to shareholders that accompanies this Proxy Statement and Prospectus. The information for the six months ended
December 31, 2000 is unaudited.

     The following per share data and ratios have been derived from information provided in the financial statements:

                                                                      Class A
                                           --------------------------------------------------------------
                                             For the
                                           Six Months
                                             Ended                For the Year Ended June 30,
                                            December     ------------------------------------------------
                                            31, 2000     ----      ----       ----      ----      -------
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      -------
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                     $9.70    $10.22    $10.64     $10.38  $ 10.11   $ 10.02
                                              --------  --------  --------   -------- --------  --------
Investment income--net                             .27       .56       .56        .59      .60       .60
Realized and unrealized gain (loss) on
   investments--net                                .42     (.52)     (.42)        .26      .27       .09
                                              --------  --------  --------   -------- --------  --------
Total from investment operations                   .69       .04       .14        .85      .87       .69
                                              --------  --------  --------   -------- --------  --------
Less dividends and distributions:
                                              --------  --------  --------   -------- --------  --------
   Investment income--net                        (.27)     (.56)     (.56)      (.59)    (.60)     (.60)
                                              --------  --------  --------   -------- --------  --------
   In excess of realized gain on
   investments--net                                 --        --       --+         --       --        --
                                              --------  --------  --------   -------- --------  --------
Total  dividends and distributions               (.27)     (.56)     (.56)      (.59)    (.60)     (.60)
                                              ========  ========  ========   ======== ========  ========
Net asset value, end of period                  $10.12     $9.70    $10.22     $10.64   $10.38    $10.11
                                              ========  ========  ========   ======== ========  ========
Total Investment Return:*
Based on net asset value per share             7.24%**      .58%     1.28%      8.36%    8.84%     6.98%
                                              ========  ========  ========   ======== ========  ========
Ratios to Average Net Assets:
Expenses                                       .56%***      .56%      .55%       .55%     .55%      .56%
                                              ========  ========  ========   ======== ========  ========
Investment income--net                        5.53%***     5.74%     5.26%      5.58%    5.86%     5.89%
                                              ========  ========  ========   ======== ========  ========
Supplemental Data:
Net assets, end of period (in thousands)      $687,664  $682,553  $877,841   $964,940 $983,650  $983,550
                                              ========  ========  ========   ======== ========  ========
Portfolio turnover                              38.95%   108.43%   125.75%    142.02%   99.52%    95.09%
                                              ========  ========  ========   ======== ========  ========


(table continued)


                                                                       Class B
                                         ---------------------------------------------------------------------
                                           For the
                                         Six Months
                                            Ended                 For the Year Ended June 30,
                                          December      ------------------------------------------------------
                                          31, 2000      ----       ----        ----       ----       ----
                                         (unaudited)    2000       1999        1998       1997       1996
                                         -----------    ----       ----        ----       ----       ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $9.70     $10.21      $10.63     $10.37     $10.11      $10.02
                                            --------    -------    --------   --------   --------    --------
Investment income--net                           .24        .49         .48        .51        .52         .52
Realized and unrealized gain (loss) on
   investments--net                              .41      (.51)       (.42)        .26        .26         .09
                                            --------    -------    --------   --------   --------    --------
Total from investment operations                 .65      (.02)         .06        .77        .78         .61
                                            --------    -------    --------   --------   --------    --------
Less dividends and distributions:
                                            --------    -------    --------   --------   --------    --------
   Investment income--net                      (.24)      (.49)       (.48)      (.51)      (.52)       (.52)
                                            --------    -------    --------   --------   --------    --------
   In excess of realized gain on
   investments--net                              --         --         --+         --         --          --
                                            --------    -------    --------   --------   --------    --------
Total  dividends and distributions             (.24)      (.49)       (.48)      (.51)      (.52)       (.52)
                                            ========    =======    ========   ========   ========    ========
Net asset value, end of period                $10.11     $ 9.70      $10.21     $10.63     $10.37      $10.11
                                            ========    =======    ========   ========   ========    ========
Total Investment Return:*
Based on net asset value per share           6.73%**     (.09)%        .51%      7.55%      7.92%       6.17%
                                            ========    =======    ========   ========   ========    ========
Ratios to Average Net Assets:
Expenses                                    1.32%***      1.32%       1.31%      1.31%      1.31%       1.32%
                                            ========    =======    ========   ========   ========    ========
Investment income--net                      4.77%***      4.98%       4.50%      4.82%      5.10%       5.13%
                                            ========    =======    ========   ========   ========    ========
Supplemental Data:
Net assets, end of period (in thousands)    $240,475   $254,860    $374,642   $406,798   $415,103    $399,341
                                            ========    =======    ========   ========   ========    ========
Portfolio turnover                            38.95%    108.43%     125.75%    142.02%     99.52%      95.09%
                                            ========    =======    ========   ========   ========    ========



----------
+  Amount is less than $.01 per share.
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

                                         National Portfolio-Financial Highlights (concluded)


                                                                      Class C
                                           ----------------------------------------------------------------
                                             For the
                                           Six Months
                                             Ended                 For the Year Ended June 30,
                                            December     --------------------------------------------------
                                            31, 2000     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                     $9.71    $10.22    $10.64     $10.38  $ 10.11   $ 10.03
                                              --------   -------  --------   -------- --------  --------
Investment income--net                             .23       .48       .47        .50      .52       .52
Realized and unrealized gain (loss) on
   investments--net                                .41     (.51)     (.42)        .26      .27       .08
                                              --------   -------  --------   -------- --------  --------
Total from investment operations                   .64     (.03)       .05        .76      .79       .60
                                              --------   -------  --------   -------- --------  --------
Less dividends and distributions:
   Investment income--net                        (.23)     (.48)     (.47)      (.50)    (.52)     (.52)
                                              --------   -------  --------   -------- --------  --------
     In excess of realized gain on
investments--net                                    --        --       --+         --       --        --
                                              --------   -------  --------   -------- --------  --------
Total dividends and distributions                (.23)     (.48)     (.47)      (.50)    (.52)     (.52)
                                              --------   -------  --------   -------- --------  --------
Net asset value, end of period                  $10.12     $9.71    $10.22     $10.64   $10.38    $10.11
                                              ========   =======  ========   ======== ========  ========
Total Investment Return:*
Based on net asset value per share             6.70%**    (.13)%      .47%      7.49%    7.97%     6.01%
                                              ========   =======  ========   ======== ========  ========
Ratios to Average Net Assets:
Expenses                                      1.37%***     1.37%     1.36%      1.36%    1.36%     1.37%
                                              ========   =======  ========   ======== ========  ========
Investment income--net                        4.72%***     4.92%     4.45%      4.76%    5.04%     5.08%
                                              ========   =======  ========   ======== ========  ========
Supplemental Data:
Net assets, end of period (in thousands)       $28,771   $30,303   $47,901    $41,087  $28,096   $13,291
                                              ========   =======  ========   ======== ========  ========
Portfolio turnover                              38.95%   108.43%   125.75%    142.02%   99.52%    95.09%
                                              ========   =======  ========   ======== ========  ========


(table continued)


                                                                      Class D
                                           ----------------------------------------------------------------
                                             For the
                                           Six Months
                                             Ended              For the Year Ended June 30,
                                            December     --------------------------------------------------
                                            31, 2000     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                  $9.71     $10.22    $10.64     $10.39    $10.12    $10.03
                                           --------    -------  --------   --------  --------  --------
Investment income--net                          .26        .54       .53        .56       .58       .57
Realized and unrealized gain (loss) on
   investments--net                             .41      (.51)     (.42)        .25       .27       .09
                                           --------    -------  --------   --------  --------  --------
Total from investment operations                .67        .03       .11        .81       .85       .66
                                           --------    -------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                     (.26)      (.54)     (.53)      (.56)      (.58)    (.57)
                                           --------    -------  --------   --------  --------  --------
     In excess of realized gain on
investments--net                                 --         --       --+         --         --       --
                                           --------    -------  --------   --------  --------  --------
Total dividends and distributions             (.26)      (.54)     (.53)      (.56)      (.58)    (.57)
                                           --------    -------  --------   --------  --------  --------
Net asset value, end of period               $10.12     $ 9.71    $10.22     $10.64     $10.39   $10.12
                                           ========    =======  ========   ========  ========= ========
Total Investment Return:*

Based on net asset value per share          7.00%**       .43%     1.03%      7.99%      8.57%    6.71%
                                           ========    =======  ========   ========  ========= ========
Ratios to Average Net Assets:
Expenses                                    .81%***       .81%      .81%       .80%       .80%     .81%
                                           ========    =======  ========   ========  ========= ========
Investment income--net                     5.27%***      5.50%     5.01%      5.32%      5.60%    5.64%
                                           ========    =======  ========   ========  ========= ========
Supplemental Data:
Net assets, end of period (in thousands)   $108,048    $86,701   $93,201    $68,162    $51,038  $43,884
                                           ========    =======  ========   ========  ========= ========
Portfolio turnover                           38.95%    108.43%   125.75%    142.02%     99.52%   95.09%
                                           ========    =======  ========   ========  ========= ========

----------
+  Amount is less than $.01 per share.
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

     Arkansas Fund. The Financial Highlights table is intended to help you understand the Arkansas Fund's financial performance for each of the past five fiscal years and for the six months ended January 31, 2001. Certain information reflects financial results for a single Arkansas Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Arkansas Fund (assuming reinvestment of all dividends). The information for each of the five fiscal years ended July 31, 2000 has been audited by Deloitte & Touche LLP whose report, along with the Arkansas Fund's financial statements, is included in the Arkansas Fund's annual report to shareholders which is available upon request. The information for the six months ended January 31, 2001 is unaudited.

     The following per share data and ratios have been derived from information provided in the financial statements:

                                                                      Class A
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended              For the Year Ended July 31,
                                             January       ---------------------------------------------
                                            31, 2001       ----      ----       ----      ----      ----
                                           (unaudited)     2000      1999       1998      1997      1996
                                           -----------     ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                    $10.23    $10.39    $10.69     $10.72    $10.34    $10.29
                                              --------   -------  --------   --------  --------  --------
Investment income--net                             .16       .37       .43        .47       .52       .55
Realized and unrealized gain (loss) on
   investments--net                                .37     (.11)     (.27)        .03       .38       .05
                                              --------   -------  --------   --------  --------  --------
Total from investment operations                   .53       .26       .16        .50       .90       .60
                                              --------   -------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                        (.16)     (.37)     (.43)      (.47)     (.52)     (.55)
                                              --------   -------  --------   --------  --------  --------
   Realized gain on investments--net             (.12)     (.04)       --+      (.04)        --        --
                                              --------   -------  --------   --------  --------  --------
   In excess of realized gain on
   investments--net                                 --     (.01)     (.03)      (.02)        --        --
                                              --------   -------  --------   --------  --------  --------
Total dividends and distributions                (.28)     (.42)     (.46)      (.53)     (.52)     (.55)
                                              ========   =======  ========   ========  ========  ========
Net asset value, end of period                  $10.48    $10.23    $10.39     $10.69    $10.72    $10.34
                                              ========   =======  ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share             5.08%**     2.68%     1.42%      4.79%     8.94%     5.94%
                                              ========   =======  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement                2.96%***     2.32%     1.63%      1.18%      .83%      .49%
                                              ========   =======  ========   ========  ========  ========
Expenses                                      3.41%***     2.77%     2.08%      1.63%     1.92%     3.17%
                                              ========   =======  ========   ========  ========  ========
Investment income--net                        2.84%***     3.66%     4.00%      4.38%     4.96%     5.28%
                                              ========   =======  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)        $1,389    $1,756    $2,606     $3,246    $1,781    $1,710
                                              ========   =======  ========   ========  ========  ========
Portfolio turnover                                .00%    43.29%     9.12%     61.45%    41.07%    28.82%
                                              ========   =======  ========   ========  ========  ========


(table continued)


                                                                      Class B
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January       ---------------------------------------------
                                            31, 2001       ----      ----       ----      ----      ----
                                           (unaudited)     2000      1999       1998      1997      1996
                                           -----------     ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                  $10.23     $10.39     $10.69     $10.71     $10.34    $10.29
                                            --------    -------   --------   --------   --------  --------
Investment income--net                           .12         32        .37        .42        .46       .50
Realized and unrealized gain (loss) on
   investments--net                              .37      (.11)      (.27)        .04        .37       .05
                                            --------    -------   --------   --------   --------  --------
Total from investment operations                 .49        .21        .10        .46        .83       .55
                                            --------    -------   --------   --------   --------  --------
Less dividends and distributions:
   Investment income--net                      (.12)      (.32)      (.37)      (.42)      (.46)     (.50)
                                            --------    -------   --------   --------   --------  --------
   Realized gain on investments--net           (.12)      (.04)        --+      (.04)         --        --
                                            --------    -------   --------   --------   --------  --------
   In excess of realized gain on
   investments--net                               --      (.01)      (.03)      (.02)         --        --
                                            --------    -------   --------   --------   --------  --------
Total dividends and distributions              (.24)      (.37)      (.40)      (.48)      (.46)     (.50)
                                            ========    =======   ========   ========   ========  ========
Net asset value, end of period                $10.48     $10.23     $10.39     $10.69     $10.71    $10.34
                                            ========    =======   ========   ========   ========  ========
Total Investment Return:*
Based on net asset value per share           4.81%**      2.16%       .91%      4.35%      8.29%     5.39%
                                            ========    =======   ========   ========   ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              3.48%***      2.83%      2.13%      1.70%      1.34%     1.00%
                                            ========    =======   ========   ========   ========  ========
Expenses                                    3.93%***      3.28%      2.58%      2.16%      2.44%     3.69%
                                            ========    =======   ========   ========   ========  ========
Investment income--net                      2.33%***      3.15%      3.50%      3.89%      4.46%     4.77%
                                            ========    =======   ========   ========   ========  ========
Supplemental Data:
Net assets, end of period (in thousands)      $2,577     $3,047     $4,815     $6,539     $7,527    $7,573
                                            ========    =======   ========   ========   ========  ========
Portfolio turnover                              .00%     43.29%      9.12%     61.45%     41.07%    28.82%
                                            ========    =======   ========   ========   ========  ========

----------
+  Amount is less than $.01 per share.
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

                                           Arkansas Fund-Financial Highlights (concluded)


                                                                      Class C
                                           ----------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January      -------------------------------------------------
                                            31, 2001       ----      ----       ----      ----      ----
                                           (unaudited)     2000      1999       1998      1997      1996
                                           -----------     ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                  $10.24     $10.39    $10.69     $10.72    $10.34    $10.30
                                            --------    -------  --------   --------  --------  --------
Investment income--net                           .12        .31       .36        .41       .46       .49
Realized and unrealized gain (loss) on
   investments--net                              .36      (.10)     (.27)        .03       .38       .04
                                            --------    -------  --------   --------  --------  --------
Total from investment operations                 .48        .21       .09        .44       .84       .53
                                            --------    -------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                      (.12)      (.31)     (.36)      (.41)     (.46)     (.49)
                                            --------    -------  --------   --------  --------  --------
   Realized gain on investments--net           (.12)      (.04)       --+      (.04)        --        --
                                            --------    -------  --------   --------  --------  --------
   In excess of realized gain on
   investments--net                               --      (.01)     (.03)      (.02)        --        --
                                            --------    -------  --------   --------  --------  --------
Total dividends and distributions              (.24)      (.36)     (.39)      (.47)     (.46)     (.49)
                                            ========    =======  ========   ========  ========  ========
Net asset value, end of period                $10.48     $10.24    $10.39     $10.69    $10.72    $10.34
                                            ========    =======  ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share           4.66%**      2.16%      .81%      4.16%     8.29%     5.19%
                                            ========    =======  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              3.59%***      2.94%     2.23%      1.80%     1.44%      1.11%
                                            ========    =======  ========   ========  ========  ========
Expenses                                    4.04%***      3.39%     2.68%      2.25%     2.51%     3.81%
                                            ========    =======  ========   ========  ========  ========
Investment income--net                      2.21%***      3.05%     3.40%      3.79%     4.36%     4.68%
                                            ========    =======  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)        $861       $825      $981     $1,202      $843      $681
                                            ========    =======  ========   ========  ========  ========
Portfolio turnover                              .00%     43.29%     9.12%     61.45%    41.07%    28.82%
                                            ========    =======  ========   ========  ========  ========


(table continued)


                                                                      Class D
                                           ----------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                            January      -------------------------------------------------
                                            31, 2001       ----      ----       ----      ----      ----
                                           (unaudited)     2000      1999       1998      1997      1996
                                           -----------     ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $10.23     $10.39    $10.69     $10.71    $10.34    $10.29
                                             --------    -------  --------   --------  --------  --------
Investment income--net                            .15        .36       .42        .46       .51       .54
Realized and unrealized gain (loss) on
   investments--net                               .37      (.11)     (.27)        .04       .37       .05
                                             --------    -------  --------   --------  --------  --------
Total from investment operations                  .52        .25       .15        .50       .88       .59
                                             --------    -------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                       (.15)      (.36)     (.42)      (.46)     (.51)     (.54)
                                             --------    -------  --------   --------  --------  --------
   Realized gain on investments--net            (.12)      (.04)       --+      (.04)        --        --
                                             --------    -------  --------   --------  --------  --------
   In excess of realized gain on
   investments--net                                --      (.01)     (.03)      (.02)        --        --
                                             --------    -------  --------   --------  --------  --------
Total dividends and distributions               (.27)      (.41)     (.45)      (.52)     (.51)     (.54)
                                             ========    =======  ========   ========  ========  ========
Net asset value, end of period                 $10.48     $10.23    $10.39     $10.69    $10.71    $10.34
                                             ========    =======  ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share            5.03%**      2.58%     1.32%      4.79%     8.73%     5.84%
                                             ========    =======  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement               3.05%***      2.41%     1.73%      1.29%      .92%      .60%
                                             ========    =======  ========   ========  ========  ========
Expenses                                     3.50%***      2.86%     2.18%      1.74%     2.03%     3.31%
                                             ========    =======  ========   ========  ========  ========
Investment income--net                       2.77%***      3.57%     3.90%      4.29%     4.87%     5.18%
                                             ========    =======  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)         $362       $515      $971     $1,162    $1,027    $1,081
                                             ========    =======  ========   ========  ========  ========
Portfolio turnover                               .00%     43.29%     9.12%     61.45%    41.07%    28.82%
                                             ========    =======  ========   ========  ========  ========

----------
+  Amount is less than $.01 per share.
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

     Colorado Fund. The Financial Highlights table is intended to help you understand the Colorado Fund's financial performance for each of the past five fiscal years and for the six months ended January 31, 2001. Certain information reflects financial results for a single Colorado Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Colorado Fund (assuming reinvestment of all dividends). The information for each of the five fiscal years ended July 31, 2000 has been audited by Deloitte & Touche LLP whose report, along with the Colorado Fund's financial statements, is included in the Colorado Fund's annual report to shareholders which is available upon request. The information for the six months ended January 31, 2001 is unaudited.

     The following per share data and ratios have been derived from information provided in the financial statements:

                                                                      Class A
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                            January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $9.47     $9.67     $9.96      $9.89     $9.45     $9.41
                                            --------   -------  --------   --------  --------  --------
Investment income--net                           .21       .44       .44        .47       .47       .50
Realized and unrealized gain (loss) on
   investments--net                              .30     (.20)     (.29)        .07       .44       .04
                                            --------   -------  --------   --------  --------  --------
Total from investment operations                 .51       .24       .15        .54       .91       .54
                                            --------   -------  --------   --------  --------  --------
Less dividends from investment income--net     (.21)     (.44)     (.44)      (.47)     (.47)     (.50)
                                            --------   -------  --------   --------  --------  --------
Net asset value, end of period                 $9.77     $9.47     $9.67      $9.96     $9.89     $9.45
                                            --------   -------  --------   --------  --------  --------
Total Investment Return:*
Based on net asset value per share           5.43%**     2.67%     1.45%      5.56%     9.93%     5.83%
                                            ========   =======  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              1.21%***     1.09%      .98%       .72%      .62%      .47%
                                            ========   =======  ========   ========  ========  ========
Expenses                                    1.51%***     1.38%     1.31%      1.07%     1.05%     1.12%
                                            ========   =======  ========   ========  ========  ========
Investment income--net                      4.50%***     4.72%     4.41%      4.69%     4.94%     5.24%
                                            ========   =======  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)      $1,762    $7,266    $8,946     $9,336    $8,481    $8,777
                                            ========   =======  ========   ========  ========  ========
Portfolio turnover                            18.49%    98.05%    79.49%    131.91%   108.22%    49.13%
                                            ========   =======  ========   ========  ========  ========


(table continued)


                                                                      Class B
                                           ---------------------------------------------------------------
                                              For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                 $9.47      $9.67      $9.96      $9.89     $9.45     $9.41
                                          --------    -------   --------   --------  --------  --------
Investment income--net                         .18        .39        .39        .42       .42       .45
Realized and unrealized gain (loss) on
   investments--net                            .30      (.20)      (.29)        .07       .44       .04
                                          --------    -------   --------   --------  --------  --------
Total from investment operations               .48        .19        .10        .49       .86       .49
                                          --------    -------   --------   --------  --------  --------
Less dividends from investment income--net   (.18)      (.39)      (.39)      (.42)     (.42)     (.45)
                                          --------    -------   --------   --------  --------  --------
Net asset value, end of period               $9.77      $9.47      $9.67      $9.96     $9.89     $9.45
                                          --------    -------   --------   --------  --------  --------
Total Investment Return:*
Based on net asset value per share         5.16%**      2.15%       .94%      5.03%     9.38%     5.29%
                                          ========    =======   ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement            1.86%***      1.59%      1.49%      1.23%     1.13%      .98%
                                          ========    =======   ========   ========  ========  ========
Expenses                                  2.16%***      1.89%      1.81%      1.58%     1.56%     1.62%
                                          ========    =======   ========   ========  ========  ========
Investment income--net                    3.84%***      4.21%      3.90%      4.19%     4.43%     4.73%
                                          ========    =======   ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)    $8,309    $10,435    $14,059    $15,588   $18,987   $18,407
                                          ========    =======   ========   ========  ========  ========
Portfolio turnover                          18.49%     98.05%     79.49%    131.91%   108.22%    49.13%
                                          ========    =======   ========   ========  ========  ========

----------
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

                                           Colorado Fund-Financial Highlights (concluded)


                                                                      Class C
                                           ---------------------------------------------------------------
                                              For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $9.47     $9.68     $9.97      $9.89     $9.46     $9.41
                                            --------   -------  --------   --------  --------  --------
Investment income--net                           .18       .38       .38        .41       .41       .44
Realized and unrealized gain (loss) on
   investments--net                              .31     (.21)     (.29)        .08       .43       .05
                                            --------   -------  --------   --------  --------  --------
Total from investment operations                 .49       .17       .09        .49       .84       .49
                                            --------   -------  --------   --------  --------  --------
Less dividends from investment income -
net                                            (.18)     (.38)     (.38)      (.41)     (.41)     (.44)
                                            --------   -------  --------   --------  --------  --------
Net asset value, end of period                 $9.78     $9.47     $9.68      $9.97     $9.89     $9.46
                                            --------   -------  --------   --------  --------  --------
Total Investment Return:*
Based on net asset value per share           5.22%**     1.94%      .84%      5.03%     9.15%     5.29%
                                            ========   =======  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              2.01%***     1.70%     1.60%      1.33%     1.23%     1.09%
                                            ========   =======  ========   ========  ========  ========
Expenses                                    2.31%***     2.00%     1.92%      1.68%     1.66%     1.72%
                                            ========   =======  ========   ========  ========  ========
Investment income--net                      3.67%***     4.10%     3.79%      4.08%     4.33%     4.62%
                                            ========   =======  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands         $783      $575      $826       $674      $578      $449
                                            ========   =======  ========   ========  ========  ========
Portfolio turnover                            18.49%    98.05%    79.49%    131.91%   108.22%    49.13%
                                            ========   =======  ========   ========  ========  ========


(table continued)


                                                                      Class D
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                           January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                  $9.47      $9.67     $9.96      $9.88      $9.45     $9.40
                                           --------    -------  --------   --------   --------  --------
Investment income--net                          .20        .43       .43        .46        .46       .49
Realized and unrealized gain (loss) on
   investments--net                             .30      (.20)     (.29)        .08        .43       .05
                                           --------    -------  --------   --------   --------  --------
Total from investment operations                .50        .23       .14        .54        .89       .54
                                           --------    -------  --------   --------   --------  --------
Less dividends from investment income -
net                                           (.20)      (.43)     (.43)      (.46)      (.46)     (.49)
                                           --------    -------  --------   --------   --------  --------
Net asset value, end of period                $9.77      $9.47     $9.67      $9.96      $9.88     $9.45
                                           --------    -------  --------   --------   --------  --------
Total Investment Return:*
Based on net asset value per share          5.38%**      2.57%     1.35%      5.56%      9.71%     5.84%
                                           ========    =======  ========   ========   ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement             1.39%***      1.18%     1.10%       .82%       .72%      .58%
                                           ========    =======  ========   ========   ========  ========
Expenses                                   1.69%***      1.48%     1.42%      1.17%      1.15%     1.21%
                                           ========    =======  ========   ========   ========  ========
Investment income--net                     4.31%***      4.62%     4.29%      4.59%      4.84%     5.13%
                                           ========    =======  ========   ========   ========  ========
Supplemental Data:
Net assets, end of period (in thousands)     $1,705     $3,088    $3,680     $2,116     $2,647    $2,173
                                           ========    =======  ========   ========   ========  ========
Portfolio turnover                           18.49%     98.05%    79.49%    131.91%    108.22%    49.13%
                                           ========    =======  ========   ========   ========  ========

----------
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

     New Mexico Fund. The Financial Highlights table is intended to help you understand the New Mexico Fund's financial performance for each of the past five fiscal years and for the six months ended January 31, 2001. Certain information reflects financial results for a single New Mexico Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the New Mexico Fund (assuming reinvestment of all dividends). The information for each of the five fiscal years ended July 31, 2000 has been audited by Deloitte & Touche LLP whose report, along with the New Mexico Fund's financial statements, is included in the New Mexico Fund's annual report to shareholders which is available upon request. The information for the six months ended January 31, 2001 is unaudited.

     The following per share data and ratios have been derived from information provided in the financial statements:

                                                                      Class A
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $9.71    $10.01    $10.58     $10.82    $10.36    $10.29
                                            --------   -------  --------   --------  --------  --------
Investment income--net                           .07       .30       .40        .47       .53       .56
Realized and unrealized gain (loss) on
   investments--net                              .31     (.23)     (.21)        .10       .46       .10
                                            --------   -------  --------   --------  --------  --------
Total from investment operations                 .38       .07       .19        .57       .99       .66
                                            --------   -------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                      (.07)     (.30)     (.40)      (.47)     (.53)     (.56)
                                            --------   -------  --------   --------  --------  --------
   Realized gain on investments--net           (.07)     (.06)     (.32)      (.34)        --        --
                                            --------   -------  --------   --------  --------  --------
   In excess of realized gain on
   investments--net                               --     (.01)     (.04)         --        --     (.03)
                                            --------   -------  --------   --------  --------  --------
Total dividends and distributions              (.14)     (.37)     (.76)      (.81)     (.53)     (.59)
                                            --------   -------  --------   --------  --------  --------
Net asset value, end of period                 $9.95     $9.71    $10.01     $10.58    $10.82    $10.36
                                            ========   =======  ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share           3.85%**      .72%     1.83%      5.52%     9.86%     6.53%
                                            ========   =======  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              4.30%***     2.79%     1.64%      1.23%      .79%      .49%
                                            ========   =======  ========   ========  ========  ========
Expenses                                    4.84%***     3.19%     2.04%      1.63%     1.33%     1.42%
                                            ========   =======  ========   ========  ========  ========
Investment income--net                      1.33%***     3.12%     3.91%      4.41%     5.08%     5.33%
                                            ========   =======  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)      $1,527    $1,848    $3,273     $3,873    $3,862    $5,287
                                            ========   =======  ========   ========  ========  ========
Portfolio turnover                             2.86%    26.97%    30.75%     50.91%    40.53%    63.02%
                                            ========   =======  ========   ========  ========  ========


(table continued)


                                                                      Class B
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                            January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $9.71     $10.01    $10.58     $10.82    $10.36    $10.29
                                            --------    -------  --------   --------  --------  --------
Investment income--net                           .04        .25       .35        .42       .48       .50
Realized and unrealized gain (loss) on
   investments--net                              .31      (.23)     (.21)        .10       .46       .10
                                            --------    -------  --------   --------  --------  --------
Total from investment operations                 .35        .02       .14        .52       .94       .60
                                            --------    -------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                      (.04)      (.25)     (.35)      (.42)     (.48)     (.50)
                                            --------    -------  --------   --------  --------  --------
   Realized gain on investments--net           (.07)      (.06)     (.32)      (.34)        --        --
                                            --------    -------  --------   --------  --------  --------
   In excess of realized gain on
   investments--net                               --      (.01)     (.04)         --        --     (.03)
                                            --------    -------  --------   --------  --------  --------
Total dividends and distributions              (.11)      (.32)     (.71)      (.76)     (.48)     (.53)
                                            ========    =======  ========   ========  ========  ========
Net asset value, end of period                 $9.95      $9.71    $10.01     $10.58    $10.82    $10.36
                                            ========    =======  ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share           3.58%**       .21%     1.31%      4.99%     9.30%     5.98%
                                            ========    =======  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              4.80%***      3.30%     2.15%      1.71%     1.30%     1.01%
                                            ========    =======  ========   ========  ========  ========
Expenses                                    5.34%***      3.70%     2.55%      2.12%     1.84%     1.92%
                                            ========    =======  ========   ========  ========  ========
Investment income--net                       .83%***      2.62%     3.41%      3.93%     4.57%     4.81%
                                            ========    =======  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)      $2,351     $2,899    $5,631     $7,422   $11,703   $13,964
                                            ========    =======  ========   ========  ========  ========
Portfolio turnover                             2.86%     26.97%    30.75%     50.91%    40.53%    63.02%
                                            ========    =======  ========   ========  ========  ========

----------
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

                                          New Mexico Fund-Financial Highlights (concluded)


                                                                      Class C
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                            January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $9.72    $10.02    $10.59     $10.83    $10.36    $10.30
                                            --------   -------  --------   --------  --------  --------
Investment income--net                           .03       .24       .34        .41       .47       .49
Realized and unrealized gain (loss) on
   investments--net                              .30     (.23)     (.21)        .10       .47       .09
                                            --------   -------  --------   --------  --------  --------
Total from investment operations                 .33       .01       .13        .51       .94       .58
                                            --------   -------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                      (.03)     (.24)     (.34)      (.41)     (.47)     (.49)
                                            --------   -------  --------   --------  --------  --------
   Realized gain on investments--net           (.07)     (.06)     (.32)      (.34)        --        --
                                            --------   -------  --------   --------  --------  --------
   In excess of realized gain on
   investments--net                               --     (.01)     (.04)         --        --     (.03)
                                            --------   -------  --------   --------  --------  --------
Total dividends and distributions              (.10)     (.31)     (.70)      (.75)     (.47)     (.52)
                                            ========   =======  ========   ========  ========  ========
Net asset value, end of period                 $9.95     $9.72    $10.02     $10.59    $10.83    $10.36
                                            ========   =======  ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share           3.41%**      .10%     1.21%      4.88%     9.29%     5.76%
                                            ========   =======  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              4.91%***     3.38%     2.25%      1.82%     1.42%     1.15%
                                            ========   =======  ========   ========  ========  ========
Expenses                                    5.44%***     3.78%     2.65%      2.22%     1.95%     2.03%
                                            ========   =======  ========   ========  ========  ========
Investment income--net                       .74%***     2.52%     3.30%      3.81%     4.45%     4.67%
                                            ========   =======  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)        $156      $229      $676       $800    $1,082      $712
                                            ========   =======  ========   ========  ========  ========
Portfolio turnover                             2.86%    26.97%    30.75%     50.91%    40.53%    63.02%
                                            ========   =======  ========   ========  ========  ========


(table continued)


                                                                      Class D
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                  $9.71     $10.01     $10.58     $10.82    $10.36    $10.29
                                           --------    -------   --------   --------  --------  --------
Investment income--net                          .06        .29        .39        .46       .52       .55
Realized and unrealized gain (loss) on
   investments--net                             .31      (.23)      (.21)        .10       .46       .10
                                           --------   --------   --------   --------  --------  --------
Total from investment operations                .37        .06        .18        .56       .98       .65
                                           --------   --------   --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                     (.06)      (.29)      (.39)      (.46)     (.52)     (.55)
                                           --------   --------   --------   --------  --------  --------
   Realized gain on investments--net          (.07)      (.06)      (.32)      (.34)        --        --
                                           --------   --------   --------   --------  --------  --------
   In excess of realized gain on
   investments--net                              --      (.01)      (.04)         --        --     (.03)
                                           --------   --------   --------   --------  --------  --------
Total dividends and distributions             (.13)      (.36)      (.75)      (.80)     (.52)     (.58)
                                           ========   ========   ========   ========  ========  ========
Net asset value, end of period                $9.95      $9.71     $10.01     $10.58    $10.82    $10.36
                                           ========   ========   ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share          3.79%**       .62%      1.73%      5.42%     9.75%     6.42%
                                           ========   ========   ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement             4.33%***      2.97%      1.74%      1.31%      .90%     .612%
                                           ========   ========   ========   ========  ========  ========
Expenses                                   4.87%***      3.37%      2.14%      1.71%     1.44%     1.51%
                                           ========   ========   ========   ========  ========  ========
Investment income--net                     1.32%***      2.96%      3.82%      4.32%     4.97%     5.21%
                                           ========   ========   ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)       $485     $1,292     $1,314     $1,695    $2,699    $2,110
                                           ========   ========   ========   ========  ========  ========
Portfolio turnover                            2.86%     26.97%     30.75%     50.91%    40.53%    63.02%
                                           ========   ========   ========   ========  ========  ========

----------
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

     Oregon Fund. The Financial Highlights table is intended to help you understand the Oregon Fund's financial performance for each of the past five fiscal years and for the six months ended January 31, 2001. Certain information reflects financial results for a single Oregon Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of the Oregon Fund (assuming reinvestment of all dividends). The information for each of the five fiscal years ended July 31, 2000 has been audited by Deloitte & Touche LLP whose report, along with the Oregon Fund's financial statements, is included in the Oregon Fund's annual report to shareholders which is available upon request. The information for the six months ended January 31, 2001 is unaudited.

     The following per share data and ratios have been derived from information provided in the financial statements:


                                                                      Class A
                                           ---------------------------------------------------------------
                                              For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $9.59     $9.82    $10.11     $10.00     $9.52     $9.40
                                            --------  --------  --------   --------  --------  --------
Investment income--net                           .22       .41       .43        .47       .47       .48
Realized and unrealized gain (loss) on
   investments--net                              .20     (.23)     (.29)        .11       .48       .12
                                            --------  --------  --------   --------  --------  --------
Total from investment operations                 .42       .18       .14        .58       .95       .60
                                            --------  --------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                      (.22)     (.41)     (.43)      (.47)     (.47)     (.48)
                                            --------  --------  --------   --------  --------  --------
   In excess of realized gain on
   investments--net                               --       --+        --        --+        --        --
                                            --------  --------  --------   --------  --------  --------
Total dividends and distributions              (.22)     (.41)     (.43)      (.47)     (.47)     (.48)
                                            ========  ========  ========   ========  ========  ========
Net asset value, end of period                 $9.79     $9.59     $9.82     $10.11    $10.00     $9.52
                                            ========  ========  ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share           4.43%**     2.07%     1.33%      5.93%    10.27%     6.52%
                                            ========  ========  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              1.27%***     1.41%     1.16%       .89%      .78%      .53%
                                            ========  ========  ========   ========  ========  ========
Expenses                                    1.62%***     1.76%     1.51%      1.24%     1.22%     1.17%
                                            ========  ========  ========   ========  ========  ========
Investment income--net                      4.51%***     4.36%     4.25%      4.62%     4.88%     5.06%
                                            ========  ========  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)      $1,251    $1,791    $3,031     $3,103    $3,232    $3,904
                                            ========  ========  ========   ========  ========  ========
Portfolio turnover                            19.73%    64.56%    60.26%     36.31%    40.62%   103.61%
                                            ========  ========  ========   ========  ========  ========


(table continued)


                                                                      Class B
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                            January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                   $9.59    $9.82      $10.11     $10.00     $9.52     $9.40
                                            -------- --------    --------   --------  --------  --------
Investment income--net                           .20      .36         .38        .42       .42       .44
Realized and unrealized gain (loss) on
   investments--net                              .21    (.23)       (.29)        .11       .48       .12
                                            -------- --------    --------   --------  --------  --------
Total from investment operations                 .41      .13         .09        .53       .90       .56
                                            -------- --------    --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                      (.20)    (.36)       (.38)      (.42)     (.42)     (.44)
                                            -------- --------    --------   --------  --------  --------
   In excess of realized gain on
   investments--net                               --      --+          --        --+        --        --
                                            -------- --------    --------   --------  --------  --------
Total dividends and distributions              (.20)    (.36)       (.38)      (.42)     (.42)     (.44)
                                            ======== ========    ========   ========  ========  ========
Net asset value, end of period                 $9.80    $9.59       $9.82     $10.11    $10.00     $9.52
                                            ======== ========    ========   ========  ========  ========
Total Investment Return:*

Based on net asset value per share           4.27%**    1.55%        .82%      5.39%     9.72%     5.97%
                                            ======== ========    ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement              1.79%***    1.93%       1.67%      1.40%     1.29%     1.04%
                                            ======== ========    ========   ========  ========  ========
Expenses                                    2.14%***    2.27%       2.02%      1.75%     1.73%     1.68%
                                            ======== ========    ========   ========  ========  ========
Investment income--net                      4.00%***    3.86%       3.75%      4.11%     4.37%     4.55%
                                            ======== ========    ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)      $8,690   $9,608     $12,421    $14,965   $17,888   $21,542
                                            ======== ========    ========   ========  ========  ========
Portfolio turnover                            19.73%   64.56%      60.26%     36.31%    40.62%   103.61%
                                            ======== ========    ========   ========  ========  ========

----------
+  Amount is less than $.01 per share.
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

                                            Oregon Fund-Financial Highlights (concluded)



                                                                      Class C
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January    -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                  $9.60      9.82    $10.12     $10.00     $9.53     $9.40
                                           --------  --------  --------   --------  --------  --------
Investment income--net                          .19       .36       .37        .41       .41       .43
Realized and unrealized gain (loss) on
   investments--net                             .20     (.22)     (.30)        .12       .47       .13
                                           --------  --------  --------   --------  --------  --------
Total from investment operations                .39       .14       .07        .53       .88       .56
                                           --------  --------  --------   --------  --------  --------
Less dividends and distributions:
   Investment income--net                     (.19)     (.36)     (.37)      (.41)     (.41)     (.43)
                                           --------  --------  --------   --------  --------  --------
   In excess of realized gain on
   investments--net                              --       --+        --        --+        --        --
                                           --------  --------  --------   --------  --------  --------
Total dividends and distributions             (.19)     (.36)     (.37)      (.41)     (.41)     (.43)
                                           ========  ========  ========   ========  ========  ========
Net asset value, end of period                $9.80     $9.60     $9.82     $10.12    $10.00     $9.53
                                           ========  ========  ========   ========  ========  ========
Total Investment Return:*
Based on net asset value per share          4.11%**     1.55%      .63%      5.39%     9.50%     5.97%
                                           ========  ========  ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement             1.89%***     2.02%     1.77%      1.50%     1.39%     1.16%
                                           ========  ========  ========   ========  ========  ========
Expenses                                   2.24%***     2.37%     2.12%      1.85%     1.83%     1.79%
                                           ========  ========  ========   ========  ========  ========
Investment income--net                     3.90%***     3.75%     3.64%      4.01%     4.28%     4.45%
                                           ========  ========  ========   ========  ========  ========
Supplemental Data:
Net assets, end of period (in thousands)     $1,379    $1,583    $2,705     $2,549    $2,063    $1,555
                                           ========  ========  ========   ========  ========  ========
Portfolio turnover                           19.73%    64.56%    60.26%     36.31%    40.62%   103.61%
                                           ========  ========  ========   ========  ========  ========


(table continued)


                                                                      Class D
                                           ---------------------------------------------------------------
                                             For the
                                            Six Months
                                              Ended                For the Year Ended July 31,
                                             January     -------------------------------------------------
                                            31, 2001     ----      ----       ----      ----      ----
                                           (unaudited)   2000      1999       1998      1997      1996
                                           -----------   ----      ----       ----      ----      ----
Increase (Decrease) in
   Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning
   of period                                  $9.59      $9.82      $10.11    $10.00    $9.52      $9.39
                                           --------   --------    --------  -------- --------   --------
Investment income--net                          .22        .40         .42       .46      .46        .47
Realized and unrealized gain (loss) on
   investments--net                             .21      (.23)       (.29)       .11      .48        .13
                                           --------   --------    --------  -------- --------   --------
Total from investment operations                .43        .17         .13       .57      .94        .60
                                           --------   --------    --------  -------- --------   --------
Less dividends and distributions:
   Investment income--net                     (.22)      (.40)       (.42)     (.46)    (.46)      (.47)
                                           --------   --------    --------  -------- --------   --------
   In excess of realized gain on
   investments--net                              --        --+          --       --+       --         --
                                           --------   --------    --------  -------- --------   --------
Total dividends and distributions             (.22)      (.40)       (.42)     (.46)    (.46)      (.47)
                                           ========   ========    ========  ======== ========   ========
Net asset value, end of period                $9.80      $9.59       $9.82    $10.11   $10.00      $9.52
                                           ========   ========    ========  ======== ========   ========
Total Investment Return:*
Based on net asset value per share          4.48%**      1.96%       1.23%     5.82%   10.17%      6.52%
                                           ========   ========    ========  ======== ========   ========
Ratios to Average Net Assets:
Expenses, net of reimbursement             1.38%***      1.51%       1.27%      .99%     .90%       .63%
                                           ========   ========    ========  ======== ========   ========
Expenses                                   1.73%***      1.86%       1.62%     1.34%    1.32%      1.28%
                                           ========   ========    ========  ======== ========   ========
Investment income--net                     4.41%***      4.25%       4.15%     4.52%    4.76%      4.97%
                                           ========   ========    ========  ======== ========   ========
Supplemental Data:
Net assets, end of period (in thousands)       $653       $854      $1,770      $806     $399       $173
                                           ========   ========    ========  ======== ========   ========
Portfolio turnover                           19.73%     64.56%      60.26%    36.31%   40.62%    103.61%
                                           ========   ========    ========  ======== ========   ========

----------
+  Amount is less than $.01 per share.
*  Total investment returns exclude the effects of sales charges.
** Aggregate total investment return.
***Annualized.

Investment Objective and Policies

     The investment objective of each State Fund and the National Portfolio are similar; however, they differ with respect to the tax-exempt nature of the income paid to shareholders. The investment objective of each State Fund is to provide shareholders with income exempt from Federal income taxes and State Taxes. The investment objective of the National Portfolio is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with its investment policies. The income generated by the National Portfolio will only be exempt from Federal income taxes. The investment objective of each State Fund and the National Portfolio is a fundamental policy that may not be changed without a vote of a majority of that Fund's outstanding voting securities (which for this purpose under the Investment Company Act means the lesser of (i) 67% of the respective Fund's shares present at a meeting at which more than 50% of the outstanding shares of the respective Fund are represented or (ii) more than 50% of the respective Fund's outstanding shares). No assurance can be given that the National Portfolio or a State Fund will achieve its investment objective, or that the National Portfolio will achieve its investment objective after any State Fund Acquisition.

     As set forth above, each State Fund will invest primarily in long-term investment grade obligations issued by or on behalf of the designated state, its political subdivisions, agencies or instrumentalities and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Each State Fund may invest in fixed rate or variable rate obligations. At least 80% of each State Fund's total assets is invested in Municipal Bonds. Each State Fund also will invest at least 65% of its total assets in State Municipal Bonds. Under normal circumstances, the National Portfolio will invest at least 80% of its net assets in Municipal Bonds. The National Portfolio contemplates that it will not invest more than 25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state.

     At least 80% of the total assets of each State Fund is invested in investment grade securities or in unrated Municipal Bonds that possess creditworthiness comparable, in the opinion of FAM, to investment grade securities. Each State Fund also may invest up to 20% of its total assets in high-yield bonds. None of the State Funds intends to purchase debt securities that are in default or which FAM believes will be in default. Under normal conditions, the weighted average maturity of each State Fund's investment portfolio is more than ten years. The National Portfolio may invest in Municipal Bonds rated in any rating category or unrated Municipal Bonds. Although the investment policies of the National Portfolio are not restricted to specific rating categories, FAM does not presently intend to invest more than 35% of the assets of the National Portfolio in high-yield bonds or unrated Municipal Bonds that FAM believes are of comparable quality. The 35% limitation on high-yield bond investments reflects only the present intention of FAM, and may be changed by the Board of Municipal Bond Fund without shareholder approval. Therefore, if the Board of Municipal Bond Fund were to approve a change in the investment policies of the National Portfolio, it is possible that the National Portfolio could invest up to 100% of its assets in high-yield bonds. The National Portfolio does not intend to purchase debt securities that are in default or which FAM believes will be in default. The National Portfolio will usually invest in Municipal Bonds that have a maturity of five years or longer.

     For temporary periods, each State Fund may invest up to 35% of its total assets in short term tax-exempt or taxable money market obligations, although each State Fund will generally not invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each State Fund may invest without limitation in short term tax-exempt or taxable money market obligations. While the National Portfolio does not intend to realize taxable investment income, it has the authority to invest as much as 20% of its net assets on a temporary basis in taxable money market securities with remaining maturities of no more than one year for liquidity purposes or as a temporary investment of cash pending investment of such cash in Municipal bonds. In addition, the National Portfolio reserves the right to invest temporarily a greater portion of its assets in temporary investments for defensive purposes, when, in the judgment of FAM, market conditions warrant.

     At times, each Fund may seek to hedge its portfolio through the use of futures contracts and options transactions thereon to reduce volatility in the net asset value of its shares.

     Each State Fund is classified as a non-diversified, open-end management investment company, within the meaning of the Investment Company Act, which means that it is not limited by such Act in the proportion of its total assets that it may invest in securities of a single issuer. However, each State Fund's investments are limited so as to qualify the State Fund for the special tax treatment afforded regulated investment companies ("RICs") under the Code. See "The Reorganization--Tax Consequences of the Reorganization." To qualify, among other requirements, each State Fund limits its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the State Fund's total assets are invested in the securities (other than U.S. Government securities) of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities (other than U.S. Government securities) of a single issuer. The Municipal Bond Fund is classified as a diversified fund within the meaning of the Investment Company Act. A fund that elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that a State Fund assumes large positions in the securities of a small number of issuers, that Fund's yield may fluctuate to a greater extent than that of a diversified fund as a result of changes in the financial condition or in the market's assessment of these issuers.

Description of Municipal Bonds

     Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of IDBs are issued by or on behalf of public authorities to finance various privately operated facilities, including pollution control facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is exempt from Federal income tax. Municipal Bonds also include short term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, variable rate demand notes and Public Housing Authority notes that are fully secured by a pledge of the full faith and credit of the United States.

     The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds from a special excise tax or other specific revenue source such as from the user of the facility being financed. Municipal Bonds also may include "moral obligation" bonds, which normally are issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

     Each Fund may purchase IDBs and private activity bonds. IDBs and private activity bonds are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity which may or may not be guaranteed by a parent company or otherwise secured. IDBs and private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity's dependence on revenues for the operation of the particular facility being financed. Interest received on private activity bonds may subject certain investors in a Fund to a Federal alternative minimum tax.

     As set forth above, each Fund may invest in VRDOs. VRDOs are floating rate securities that combine an interest in a long-term Municipal Bond with the right to demand payment before maturity from a bank or other financial institution containing a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to six months based on some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs at approximately the par value of the VRDOs upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     Each Fund also may invest in VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDOs provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the institution upon a specified number of days' notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

     Each Fund has been advised by its counsel that the interest received on Participating VRDOs will be treated as interest from tax-exempt obligations as long as the Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. It is contemplated that the Funds will not invest more than a limited amount of its total assets in Participating VRDOs.

     Also included within the general category of Municipal Bonds are participation certificates in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "municipal lease obligations") entered into by a state or political subdivision to finance the acquisition, development or construction of equipment, land or facilities. Although municipal lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, a municipal lease obligation is frequently backed by the lessee's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain municipal lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" municipal lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in municipal lease obligations may be illiquid. Each Fund may not invest in illiquid municipal lease obligations if such investment, together with all other illiquid investments, would exceed 15% of the Fund's net assets. Each Fund may, however, invest without regard to such limitation in municipal lease obligations which the FAM, pursuant to guidelines which have been adopted by the applicable Board and subject to the supervision of the applicable Board, determines to be liquid. FAM will deem municipal lease obligations liquid if they are publicly offered and have received an investment grade rating of BBB or better by S&P or Fitch, or Baa or better by Moody's. Unrated municipal lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, FAM must, among other things, also review the creditworthiness of the entity obligated to make payment under the municipal lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

     As set forth above, each Fund may invest in junk bonds.
Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During an economic downturn or recession, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to its shareholders.

     A Fund may have difficulty disposing of certain junk bonds because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bonds, there is no established secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent that a secondary trading market for junk bonds does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio. Market quotations are generally available on many junk bonds only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

     It is expected that a significant portion of the junk bonds acquired by the National Portfolio will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances, the National Portfolio may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the National Portfolio to seek to protect itself against certain of such risks, the considerations discussed above would nevertheless remain applicable.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     For more information about junk bonds and the risks associated with investing in junk bonds, see "Merrill Lynch Municipal Bond Fund at a Glance" in the Municipal Bond Fund Prospectus, "How Each Portfolio Invests--National Portfolio" in the Municipal Bond Fund Prospectus, "Investment Risks" in the Municipal Bond Fund Prospectus and "Investment Policies of the Portfolios--National Portfolio" in the Municipal Bond Fund Statement.

Yields on Municipal Bonds depend upon a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of a Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Bonds in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Municipal Bonds and the obligations of the issuers of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and such laws, if any, that may be enacted by Congress or state legislatures imposing a moratorium on the payment of principal and interest or imposing other constraints or conditions on the payment of principal and interest on Municipal Bonds.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of a Fund to pay "exempt-interest" dividends might be adversely affected and such Fund would re-evaluate its investment objective and policies and consider changes in its structure. See "Dividends and Taxes."

Other Investment Policies

     When-Issued Securities, Delayed Delivery Securities and Forward Commitments. Each Fund may purchase or sell securities on a delayed delivery basis or on a when-issued basis or purchase or sell securities through a forward commitment. For a description of when-issued securities, delayed delivery transactions and forward commitments, including the risks associated therewith, see "Investment Risks" in the Municipal Bond Fund Prospectus, "Investment Policies of the Portfolios--Description of Municipal Bonds" in the Municipal Bond Fund Statement and "Investment Policies of the Portfolios--Forward Commitments" in the Municipal Bond Fund Statement.

     Hedging Techniques. Each Fund may engage in various portfolio strategies to hedge their respective portfolios against investment risk, interest rate risk and other risks. For a description of hedging instruments and the risks associated with investment in such instruments, see "Investment Risks" in the Municipal Bond Fund Prospectus, "Investment Policies of the Portfolios--Financial Futures Contracts and Derivatives" in the Municipal Bond Fund Statement and "Investment Policies of the Portfolios--Description of Financial Futures Contracts" in the Municipal Bond Fund Statement.

     Indexed and Inverse Floating Obligations. Each Fund may invest in indexed and inverse floating obligations. For a description of indexed and inverse floating obligations and the risks associated with investment in such instruments, see "Investment Risks" in the Municipal Bond Fund Prospectus and "Investment Policies of the Portfolios--Indexed and Inverse Floating Obligations" in the Municipal Bond Fund Statement

     Temporary Investments. Each Fund may invest in certain short-term securities on a temporary basis for liquidity purposes or defensive purposes. For a description of such short-term securities, please see "Investment Objective and Policies" in the Municipal Bond Fund Statement and "Investment Policies of the Portfolios--Temporary Investments" in the Municipal Bond Fund Statement and "Investment Objectives and Policies--Description of Temporary Investments" in the State Fund Statement.

Investment Restrictions

     Other than as noted below, the National Portfolio and each State Fund have substantially similar investment restrictions. As an additional fundamental restriction with respect to the National Portfolio, the National Portfolio will not make any investment inconsistent with its classification as a diversified investment company under the Investment Company Act. A fund that elects to be classified as "diversified" under the Investment Company Act, such as the National Portfolio, must satisfy the requirement that with respect to 75% of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and will not own more than 10% of the outstanding voting securities of a single issuer. For purposes of this restriction, the National Portfolio will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for payment of interest and principal may be regarded as the sole issuer. Each State Fund is classified as a "non-diversified" fund within the meaning of the Investment Company Act, which means that each state Fund is not limited by the Investment Company Act in the proportion of their assets that they may invest in securities of a single issuer. To the extent that each State Fund assumes large positions in securities of a small number of issuers, each State Fund's respective net asset values may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and each State Fund may be more susceptible to any single, economic, political or regulatory occurrence than a diversified investment company such as the National Portfolio. See "Investment Restrictions" in the Municipal Bond Statement.

Management

     Board Members and Officers. The Board of Municipal Bond Fund consists of eight individuals, seven of whom are not "interested persons" of Municipal Bond Fund as defined in the Investment Company Act. The Board of Municipal Series Trust consists of six individuals, five of whom are not "interested persons" of Municipal Series Trust as defined by the Investment Company Act. Terry K. Glenn is both a Board Member and an "interested person" of Municipal Bond Fund and Municipal Series Trust. Mr. Glenn is also the President of Municipal Series Trust and Municipal Bond Fund. The Board Members are responsible for the overall supervision of the operation of each Fund and perform the various duties imposed on the Board Members of investment companies by the Investment Company Act.

     Information about the Board Members of Municipal Bond Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Board Member is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     TERRY K. GLENN (60) -- President and Director(1)(2) -- Executive Vice President of the FAM and its affiliate, MLIM (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of FAM Distributors, Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     RONALD W. FORBES (60)-- Director(2)(3)-- 1400 Washington Avenue, Albany, New York 12222. Professor of Finance, School of Business, State University of New York at Albany since 1989; International Consultant, Urban Institute, Washington, D.C. from 1995 to 1999.

     CYNTHIA A. MONTGOMERY (48) -- Director(2)(3) -- Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Associate Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UNUM Provident Corporation since 1990 and Director of Newell Rubbermaid Co. since 1995.

     CHARLES C. REILLY (69) -- Director(2)(3) -- 9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Venus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, University of Pennsylvania form 1989 to 1990; Partner, Small Cities Cable Television from 1986 to 1997.

     KEVIN A. RYAN (68) -- Director(2)(3) -- 127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02467. Founder and currently Director Emeritus of the Boston University Center for the Advancement of Ethics and Character and Director thereof from 1989 to 1999; Professor from 1982 to 1999 and currently Professor Emeritus of Education at Boston University; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

     ROSCOE S. SUDDARTH (65) -- Director(2)(3) -- 1761 N Street, N.W., Washington, D.C. 20036. President, Middle East Institute, since 1995; Foreign Service Officer, United States Foreign Service, from 1961 to 1995; Career Minister, from 1989 to 1995; Deputy Inspector General, U.S. Department of State, from 1991 to 1994; U.S. Ambassador to the Hashemite Kingdom of Jordan, from 1987 to 1990.

     RICHARD R. WEST (63)-- Director(2)(3) -- Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, Dean from 1984 to 1993, and currently Dean Emeritus of New York University Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc. (financial printers), Vornado Realty Trust, Inc. (real estate holding company) and Alexander's, Inc. (real estate company).

     EDWARD D. ZINBARG (66) -- Director(2)(3) -- 5 Hardwell Road, Short Hills, New Jersey 07078-2117. Self-employed financial consultant since 1994; Executive Vice President of The Prudential Insurance Company of America from 1988 to 1994; former Director of Prudential Reinsurance Company and former Trustee of The Prudential Foundation.

     VINCENT R. GIORDANO (56) -- Senior Vice President(1)(2) -- Managing Director of FAM and MLIM since 2000; Senior Vice President of FAM and MLIM 1994 to 2000; Senior Vice President of Princeton Services since 1993.

     KENNETH A. JACOB (50) -- Vice President(1)(2) -- First Vice President of MLIM since 1997; Vice President of MLIM 1984 to 1997; Vice President of FAM since 1984.

     DONALD C. BURKE (40) -- Vice President and Treasurer(1)(2) -- First Vice President of FAM and MLIM since 2000 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAM Distributors, Inc. since 1999; Senior Vice President of FAM and MLIM from 1999 to 2000; First Vice President of MLIM from 1997 to 1999; Vice President of MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.

     WALTER O'CONNOR (39) -- Vice President and Portfolio Manager of the National Portfolio(1)(2) -- Director (Tax-Exempt Fund Management) of MLIM since 1997; Vice President of MLIM from 1993 to 1997.

     ALICE A. PELLEGRINO (41) -- Secretary(1)(2) -- Vice President of MLIM since 1999; Attorney associated with MLIM since 1997; Associate with Kirkpatrick & Lockhart LLP from 1992 to 1997.

---------------
(1) Interested person, as defined in the Investment Company Act, of Municipal Bond Fund.
(2) Such Board Member or officer is a director, trustee or officer of certain other investment companies for which FAM or MLIM acts as the investment adviser or manager.
(3) Member of Municipal Bond Fund's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Directors.

     Advisory Arrangements. FAM serves as the investment adviser for the National Portfolio pursuant to an investment advisory agreement with Municipal Bond Fund. FAM also serves as the investment manager for each State Fund pursuant to separate management agreements with Municipal Series Trust, on behalf of the applicable State Fund (the investment advisory agreement and each management agreement are referred to herein as a "Management
Agreement"). Under each Management Agreement, except for certain minor differences, FAM provides identical services to the Funds.

     Pursuant to the Management Agreement between Municipal Series Trust, on behalf of each State Fund, and FAM, each State Fund pays FAM a monthly advisory fee based upon the annual rate and breakpoints set forth below:

         Average Daily Net Assets of each State Fund                                 Management Fee Rate
         -------------------------------------------                                 -------------------
         Not exceeding $500 million                                                         0.550%
         In excess of $500 million but not exceeding $1 billion                             0.525
         In excess of $1 billion                                                            0.500

     For the period July 1, 2000 to December 31, 2000, the advisory fee payable by each State Fund to FAM was equal to 0.55% of the average daily net assets of the applicable State Fund. However, during that period, FAM voluntarily waived a portion of the advisory fee payable by each State Fund and reimbursed additional expenses to the New Mexico Fund.

     Pursuant to the Management Agreement between Municipal Bond Fund, on behalf of the National Portfolio, and FAM, as compensation for FAM's services to the National Portfolio, FAM receives at the end of each month a fee at the annual rates set forth below, which are based upon the aggregate average daily net assets of the three portfolios of Municipal Bond Fund. The advisory fee rates are subject to reduction to the extent that the aggregate average daily net assets of the three portfolios of Municipal Bond Fund exceed $250 million, $400 million, $550 million and $1.5 billion. The portion of the assets of the National Portfolio to which the advisory fee rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the aggregate average daily net assets of the three portfolios of Municipal Bond Fund that fall within that breakpoint level by the aggregate average daily net assets of the three portfolios of Municipal Bond Fund. The amount of the advisory fee for the National Portfolio at each breakpoint level is determined by multiplying the average daily net assets of the National Portfolio by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate. Stated otherwise, the advisory fee for the National Portfolio is computed as follows:

    Breakpoint Asset Level
-------------------------------    x    Assets of the National Portfolio   x   Applicable Advisory Rate for Breakpoint
   Aggregate Average Daily
Net Assets of the 3 Portfolios

     As of December 31, 2000, the aggregate net assets of the three portfolios of Municipal Bond Fund were approximately $2.7 billion. As of that date, the aggregate net assets of the National Portfolio were approximately $1.1 billion and the advisory fee rate of the National Portfolio was 0.48%.

     On a pro forma basis the advisory fee rate of the Combined Fund as of December 31, 2000 will be lower than the advisory fee rate for each State Fund. See "Summary--Fee Tables."

     12b-1 Fees. As discussed above, the State Funds and the National Portfolio pay account maintenance and distribution fees under separate class-specific plans adopted pursuant to Rule 12b-1 under the Investment Company Act (together, "12b-1 Fees"). Set forth below is a comparison of the 12b-1 Fees for the State Funds and the National Portfolio:

                                           12b-1 Annual Fee Rates
         (as a percentage of average daily net assets attributable to the applicable share class)
         ----------------------------------------------------------------------------------------
                                 Account Maintenance Fee                       Distribution Fee
                                 -----------------------                       ----------------
     Share Class            State Funds       National Portfolio      State Funds       National Portfolio
     -----------            -----------       ------------------      -----------       ------------------
       Class B                 0.25%                0.25%                0.25%                 0.50%
       Class C                 0.25%                0.25%                0.35%                 0.55%
       Class D                 0.10%                0.25%                 N/A                   N/A

     Although the account maintenance fee for Class D shares of the Combined Fund will be higher than the account maintenance fee for Class D shares of each State Fund and the distribution fees for Class B and Class C shares of the Combined Fund will be higher than the distribution fees for Class B and Class C shares of each State Fund, it is expected that such Class B, Class C and Class D shareholders of each State Fund will experience a substantially lower operating expense ratio on a pro forma basis as shareholders of the Combined Fund. See "Summary--Fee Tables."

Purchase of Shares

     Each Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. The Class A, Class B, Class C and Class D shares issued by the National Portfolio are identical in all respects to the Class A, Class B, Class C and Class D shares issued by each State Fund, except that (i) the shares of the National Portfolio are common stock in a series of a Maryland corporation and the shares of a State Fund are beneficial interests in a series of a Massachusetts business trust, (ii) the account maintenance fees for Class D shares of the National Portfolio are higher than the account maintenance fees for Class D shares of each State Fund and (iii) the distribution fees for Class B and Class C shares of the National Portfolio are higher than the distribution fees for Class B and Class C shares of each State Fund. For a complete discussion of the four classes of shares and the purchase and distribution procedures related thereto see "Your Account--Merrill Lynch Select Pricing(SM) System", "Your Account--How to Buy, Sell, Transfer and Exchange Shares" and "Your Account--Participation in Fee Based Programs" in the Prospectuses of each of the State Funds and "Your Account--Merrill Lynch Select Pricing(SM) System" and "Your Account--How to Buy, Sell, Transfer and Exchange Shares" in Municipal Bond Fund Prospectus.

Redemption of Shares

     The procedure for redeeming shares of the National Portfolio is the same as the procedure for redeeming shares of each State Fund. For purposes of computing any CDSC that may be payable upon disposition of Corresponding Shares of the National Portfolio acquired by State Fund shareholders in a State Fund Acquisition, the holding period of each State Fund's shares outstanding on the date such State Fund Acquisition takes place will be tacked onto the holding period of the Corresponding Shares of the National Portfolio acquired in such State Fund Acquisition. See "Your Account--Merrill Lynch Select Pricing(SM) System", "Your Account--How to Buy, Sell, Transfer and Exchange Shares" and "Your Account--Participation in Fee Based Programs" in the Prospectuses of each of the State Funds and "Your Account--Merrill Lynch Select Pricing(SM) System" and "Your Account--How to Buy, Sell, Transfer and Exchange Shares" in the Municipal Bond Fund Prospectus.

Performance

     General. The following tables provide performance information for each class of shares of each State Fund and the National Portfolio, including and excluding maximum applicable sales charges, for the periods indicated. Past performance does not indicate future performance.

                                                            Arkansas Fund
                                                    Average Annual Total Return*

         Period                 Class A Shares             Class B Shares             Class C Shares            Class D Shares
                           -------------------------- -------------------------- ------------------------- -------------------------
                             Without        With        Without        With        Without       With        Without        With
                              Sales        Sales         Sales        Sales         Sales        Sales        Sales         Sales
                             Charge       Charge**      Charge       Charge**      Charge      Charge**       Charge      Charge**
                           ------------ ------------- ------------ ------------- ------------ ------------ ------------- -----------
Year Ended 12/31/00           9.32%        4.95%         8.87%        4.87%         8.77%        7.77%        9.32%         4.95%
Five Years Ended 12/31/00     4.49%        3.64%         3.96%        3.96%         3.86%        3.86%        4.39%         3.54%
Inception*** through
12/31/00                      5.82%        5.13%         5.28%        5.28%         5.31%        5.31%        5.85%         5.15%

--------------
*         The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM waived a portion of its advisory fee with respect to the Arkansas. Without such waiver, the Arkansas Fund's performance would have been lower.

**        Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The contingent deferred sales charge CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on
          Class C shares is 1.00% and is reduced to 0.00% after one year.

***       Class A and Class B shares commenced operations on September 30, 1994. Class C and Class D shares commenced operations on
          October 21, 1994.

                                                        Arkansas Fund
                                               Yield and Tax Equivalent Yield

           Period                Class A Shares            Class B Shares            Class C Shares             Class D Shares
-------------------------- --------------------------- ------------------------ -------------------------- -------------------------
                              Yield          Tax         Yield        Tax          Yield         Tax         Yield          Tax
                                         Equivalent                Equivalent                 Equivalent                Equivalent
                                           Yield**                  Yield**                    Yield**                    Yield**
                           ------------ ------------- ------------ ------------- ------------ ------------ ------------- -----------
30 Days Ended 12//31/00*         4.34%         6.03%      4.01%         5.57%        3.91%        5.43%        4.24%          5.89%

-----------------
*         Assumes the maximum applicable sales charge currently in effect.

**        Based on Federal income tax rate of 28%.

                                                            Colorado Fund
                                                    Average Annual Total Return*

          Period                  Class A Shares            Class B Shares             Class C Shares            Class D Shares
                           -------------------------- -------------------------- ------------------------- -------------------------
                               Without       With        Without        With        Without       With        Without       With
                                Sales        Sales        Sales        Sales         Sales        Sales        Sales        Sales
                               Charge      Charge**      Charge       Charge**      Charge      Charge**      Charge      Charge**
                           -------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended 12/31/00            11.01%        6.57%       10.45%        6.45%        10.22%        9.22%       10.90%        6.46%
Five Years Ended 12/31/00       4.77%        3.92%        4.24%        4.24%         4.14%        4.14%        4.67%        3.82%
Inception*** through
12/31/00                        4.72%        4.12%        4.19%        4.19%         5.68%        5.68%        6.25%        5.55%
--------------
*         The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.  FAM waived a portion of its advisory fee with respect to the Colorado Fund.  Without such waiver, the Colorado Fund's performance would have been lower.

**        Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The
          CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***       Class A and Class B shares commenced operations on November 26, 1993. Class C and Class D shares commenced operations on
          October 21, 1994.


                                                       Colorado Fund
                                              Yield and Tax Equivalent Yield

           Period               Class A Shares            Class B Shares            Class C Shares             Class D Shares
-------------------------- -------------------------- ------------------------ -------------------------- --------------------------
                             Yield          Tax         Yield        Tax          Yield         Tax         Yield          Tax
                                        Equivalent                Equivalent                 Equivalent                Equivalent
                                          Yield**                  Yield**                    Yield**                    Yield**
                           ----------- -------------- ---------- ------------- ------------ ------------- ----------- --------------
30 Days Ended 12//31/00*      3.43%          4.76%      3.09%         4.29%        3.00%         4.17%       3.36%          4.67%

-----------------
*         Assumes the maximum applicable sales charge currently in effect.

**        Based on Federal income tax rate of 28%.

                                                           New Mexico Fund
                                                    Average Annual Total Return*

          Period                  Class A Shares            Class B Shares             Class C Shares            Class D Shares
                             ------------------------- -------------------------- ------------------------- ------------------------
                               Without       With        Without        With        Without       With        Without       With
                                Sales        Sales        Sales        Sales         Sales        Sales        Sales        Sales
                               Charge      Charge**      Charge       Charge**      Charge      Charge**      Charge      Charge**
                             ------------ ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended 12/31/00             6.77%        2.50%        6.23%        2.23%         6.11%        5.11%        6.66%        2.40%
Five Years Ended 12/31/00       4.04%        3.20%        3.52%        3.52%         3.39%        3.39%        3.94%        3.09%
Inception*** through
12/31/00                        5.71%        5.06%        5.17%        5.17%         5.21%        5.21%        5.78%        5.08%
--------------
*         The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM waived a portion of its advisory fee with respect to the New Mexico Fund.  Without such waiver, the New Mexico Fund's performance would have been lower.

**        Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The
          CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***       Class A and Class B shares commenced operations on May 6, 1994. Class C and Class D shares commenced operations on October
          21, 1994.

                                                       New Mexico Fund
                                               Yield and Tax Equivalent Yield

           Period                Class A Shares            Class B Shares            Class C Shares             Class D Shares
--------------------------- -------------------------- ------------------------ -------------------------- -------------------------
                              Yield          Tax         Yield        Tax          Yield         Tax         Yield          Tax
                                         Equivalent                Equivalent                 Equivalent                Equivalent
                                           Yield**                  Yield**                    Yield**                    Yield**
                            ----------- -------------- ---------- ------------- ------------ ------------- ----------- -------------
30 Days Ended 12//31/00*        0.60%       0.83%         0.13%       0.18%        0.02%         0.03%        0.52%          0.72%

-----------------
*         Assumes the maximum applicable sales charge currently in effect.

**        Based on Federal income tax rate of 28%.

                                                             Oregon Fund
                                                    Average Annual Total Return*

          Period                  Class A Shares            Class B Shares             Class C Shares            Class D Shares
                             ------------------------- -------------------------- ------------------------- ------------------------
                               Without       With        Without        With        Without       With        Without       With
                                Sales        Sales        Sales        Sales         Sales        Sales        Sales        Sales
                               Charge      Charge**      Charge       Charge**      Charge      Charge**      Charge      Charge**
                             ------------ ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended 12/31/00             9.04%        4.68%        8.49%        4.49%         8.37%        7.37%        8.93%        4.57%
Five Years Ended 12/31/00       4.61%        3.75%        4.08%        4.08%         3.97%        3.97%        4.50%        3.65%
Inception*** through
12/31/00                        4.60%        4.02%        4.07%        4.07%         5.55%        5.55%        6.08%        5.38%

--------------
*         The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM waived a portion of its advisory fee with respect to the Oregon Fund.  Without such waiver, the Oregon Fund's performance would have been lower.

**        Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The
          CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***       Class A and Class B shares commenced operations on August 27, 1993. Class C and Class D shares commenced operations on
          October 21, 1994.

                                                         Oregon Fund
                                               Yield and Tax Equivalent Yield

           Period                Class A Shares            Class B Shares            Class C Shares             Class D Shares
-------------------------- --------------------------- ------------------------ -------------------------- -------------------------
                              Yield          Tax         Yield        Tax          Yield         Tax         Yield          Tax
                                         Equivalent                Equivalent                 Equivalent                Equivalent
                                           Yield**                  Yield**                    Yield**                    Yield**
                           ------------ -------------- ---------- ------------- ------------ ------------- ----------- -------------
30 Days Ended 12//31/00*       3.85%         5.35%         3.52%      4.89%        3.42%         4.75%         3.77%       5.24%

-----------------
*         Assumes the maximum applicable sales charge currently in effect.

**        Based on Federal income tax rate of 28%.

                                                         National Portfolio
                                                    Average Annual Total Return*

          Period                  Class A Shares            Class B Shares             Class C Shares            Class D Shares
                             ------------------------- -------------------------- ------------------------- ------------------------
                               Without       With        Without        With        Without       With        Without       With
                                Sales        Sales        Sales        Sales         Sales        Sales        Sales        Sales
                               Charge      Charge**      Charge       Charge**      Charge      Charge**      Charge      Charge**
---------------------------- ------------ ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended 12/31/00            12.38%        7.88%       11.42%        7.42%        11.48%       10.48%       11.98%        7.50%
Five Years Ended 12/31/00       5.14%        4.28%        4.32%        4.32%         4.29%        4.29%        4.85%        4.00%
Ten Years/Inception***
through 12/31/00                6.96%        6.53%        6.15%        6.15%         5.85%        5.85%        6.44%        5.74%

--------------
*         The Average Annual Total Return figures presented have been calculated based on actual sales charge and expense levels for the time periods indicated.

**        Assumes the maximum applicable sales charge. The maximum initial sales charge on Class A and Class D shares is 4.00%. The
          CDSC on Class B shares is 4.00% and is reduced to 0.00% after four years. The CDSC on Class C shares is 1.00% and is reduced to 0.00% after one year.

***       Class A shares commenced operations on November 2, 1979. Class B shares commenced operations on October 21, 1988. Class C and Class D shares commenced operations on October 21, 1994.

                                                     National Portfolio
                                               Yield and Tax Equivalent Yield

           Period                Class A Shares            Class B Shares            Class C Shares             Class D Shares
-------------------------- --------------------------- ------------------------ -------------------------- -------------------------
                              Yield          Tax         Yield        Tax          Yield         Tax         Yield          Tax
                                         Equivalent                Equivalent                 Equivalent                Equivalent
                                           Yield**                  Yield**                    Yield**                    Yield**
                           ------------ -------------- ---------- ------------- ------------ ------------- ----------- -------------
30 Days Ended 12//31/00*       4.84%         6.72%         4.29%      5.96%         4.24%         5.89%       4.60%          6.39%

-----------------

*         Assumes the maximum applicable sales charge currently in effect.

**        Based on Federal income tax rate of 28%.

Code of Ethics

     The Board of each of Municipal Bond Fund and Municipal Series Trust has approved the same Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act, which covers the Funds and FAM. The Code establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code may invest in securities for their personal investment accounts, including securities that may be purchased or held by the respective Fund.

Shareholder Rights

     Shareholders of the National Portfolio are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Board Members and any other matter submitted to a shareholder vote. Municipal Bond Fund does not intend to hold meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Board Members; (ii) approval of a management agreement; and (iii) approval of distribution arrangements. Voting rights for Board Members are not cumulative. Shares of the National Portfolio to be issued to a State Fund in a State Fund Acquisition and thereafter distributed to the shareholders of such State Fund will be fully paid and non-assessable, will have no preemptive rights and will have the conversion rights described in this Prospectus and Proxy Statement and in the Municipal Bond Fund Prospectus. Each share of the National Portfolio is entitled to participate equally in dividends declared with respect to the National Portfolio and in the net assets of the National Portfolio on liquidation or dissolution after satisfaction of outstanding liabilities, except that Class B, Class C and Class D shares bear certain additional expenses. Rights attributable to each State Fund are identical to those described above.

Dividends

     The current policy of each State Fund with respect to dividends is substantially similar to the policy of the National Portfolio. It is the intention of each Fund to distribute net investment income, if any, monthly. In addition, each Fund declares and distributes all net realized capital gains, if any, to shareholders at least annually. Capital gains distributions will be automatically reinvested in shares unless the shareholder elects to receive such distributions in cash.

Automatic Dividend Reinvestment Plan

     Each Fund offers its shareholders an Automatic Dividend Reinvestment Plan (each, a "Plan" and collectively, the "Plans") with the same terms. Pursuant to the Plans, dividends will be automatically reinvested, without a sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash. For further information about the Plans, see "Shareholder Services--Automatic Reinvestment of Dividends" in the Municipal Bond Fund Statement.

     After a State Fund Acquisition, prior shareholders of the applicable State Fund who elected to receive dividends in cash will continue to receive dividends in cash from the Combined Fund; all other shareholders of the applicable State Fund will have their dividends automatically reinvested in shares of the Combined Fund. However, if a shareholder owns shares of any State Fund and the National Portfolio, after the applicable State Fund Acquisition, the shareholder's election with respect to the dividends of the National Portfolio will control unless the shareholder specifically elects a different option at that time.

Tax Information

     The tax consequences associated with an investment in shares of a State Fund are identical to the tax consequences associated with an investment in shares of the National Portfolio, except that for shareholders of a State Fund, dividends received from the Combined Fund will not be exempt from State Taxes. See "Your Account-Dividends and Taxes" in the Municipal Bond Fund Prospectus.

Portfolio Transactions

     The procedures for engaging in portfolio transactions are generally the same for each State Fund and Municipal Bond Fund. For a discussion of these procedures, see "Portfolio Transactions and Brokerage Commissions" in the Municipal Bond Fund Statement.

Portfolio Turnover

     Generally, none of the Funds purchases securities for short term trading profits. However, each Fund may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to FAM. Neither Fund has any limit on its rate of portfolio turnover. A high portfolio turnover may result in negative tax consequences, such as an increase in capital gain dividends or in ordinary income dividends of accrued market discount. High portfolio turnover also may involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions that are borne directly by the Funds. The following table illustrates the portfolio turnover rates for each Fund for the last two fiscal years:

                                          Portfolio Turnover Rate for Fiscal     Portfolio Turnover Rate for Fiscal
Fund                                                Year End 1999*                         Year End 2000*
----                                                -------------                          -------------
Arkansas Fund                                             9.12%                                 43.29%
Colorado Fund                                            79.49%                                 98.05%
New Mexico Fund                                          30.75%                                 26.97%
Oregon Fund                                              60.26%                                 64.56%
National Portfolio                                      125.75%                                108.43%


-------------------------------
*         The fiscal year end for each State Fund is July 31 and the fiscal year end for the National Portfolio is June 30.

Additional Information

     Net Asset Value. The State Funds and the National Portfolio determine net asset value of each class of shares once daily as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Net asset value is computed by dividing the market value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. For a discussion of these procedures, see "Determination of New Asset Value" in the Municipal Bond Fund Statement.

     Shareholder Services. Municipal Bond Fund offers a number of shareholder services and investment plans designed to facilitate investment in shares of Municipal Bond Fund. For a description of these services, see "Shareholder Services" in the Municipal Bond Fund Statement.

     Custodian. State Street Bank and Trust Company acts as custodian of each State Fund. The principal business address of State Street Bank and Trust Company in such capacity is P.O. Box 351, Boston, Massachusetts 02101. The Bank of New York acts as custodian of the cash and securities of Municipal Bond Fund. The principal business address of The Bank of New York in such capacity is 100 Church Street, New York, New York 10007. It is presently anticipated that The Bank of New York will serve as the custodian of the Combined Fund.

     Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent. Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, an affiliate of FAM, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent with respect to each Fund (the "Transfer Agent"), at the same fee schedule, pursuant to separate agreements with each of the Funds. The following table illustrates the transfer agent fees for each Fund for the last two fiscal years:

                                              Transfer Agent Fees
                                ------------------------------------------------
                                Fiscal Year End 1999*      Fiscal Year End 2000*
                                ---------------------      ---------------------
        Arkansas Fund                     $6,963                     $4,810
        Colorado Fund                    $10,263                    $14,596
        New Mexico Fund                   $6,553                     $4,877
        Oregon Fund                       $9,377                     $8,645
        National Portfolio              $599,800                   $456,342

-----------------
* The fiscal year end for each State Fund is July 31 and the fiscal year end for the National Portfolio is June 30.

     Shares of Beneficial Interest/Capital Stock. Municipal Bond Fund is authorized to issue 3,850,000,000 shares of common stock, par value $.10 per share, each of which is divided into four classes, designated Class A, Class B, Class C and Class D Common Stock. Each of Class A, Class B, Class C and Class D of the National Portfolio is authorized to issue up to 375,000,000 shares. Each outstanding share of the National Portfolio is fully paid and non-assessable and has full voting rights. Municipal Series Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $.10 per share, which have been divided into seventeen series, and further divided into four classes, designated Class A, Class B, Class C and Class D shares; each outstanding share is fully paid and nonassessable, except that shareholders of each State Fund may under certain circumstances be held personally liable for the obligations of Municipal Series Trust, and has full voting rights. The Class A, Class B, Class C and Class D shares issued by the National Portfolio are substantially similar in all respects to the Class A, Class B, Class C and Class D shares issued by each State Fund, except that (i) the shares of the National Portfolio are common stock in a series of a Maryland corporation and the shares of a State Fund are beneficial interests in a series of a Massachusetts business trust, (ii) the account maintenance fees for Class D shares of the National Portfolio are higher than the account maintenance fees for Class D shares of each State Fund and (iii) the distribution fees for Class B and Class C shares of the National Portfolio are higher than the distribution fees for Class B and Class C shares of each State Fund.

     Shareholder Inquiries. Shareholder inquiries with respect to each State Fund and the National Portfolio may be addressed to the respective Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

                              THE REORGANIZATION

General

     Under the Agreement and Plan (attached hereto as Exhibit I), the National Portfolio will acquire substantially all of the assets, and will assume substantially all of the liabilities, of each State Fund, and will simultaneously distribute to each State Fund shares of the National Portfolio. Such shares will then be distributed on a proportionate basis to the shareholders of the applicable State Fund in liquidation of such Fund.

     Generally, the assets transferred by each State Fund to the National Portfolio will equal all investments of such State Fund held in its portfolio as of the Valuation Time and all other assets of such State Fund as of such time.

     Each State Fund will distribute shares of the National Portfolio received by it pro rata to its shareholders in return for such shareholders' proportionate interest in such State Fund. The shares of the National Portfolio received by the shareholders of a State Fund will be of the same class and have the same aggregate net asset value as each such shareholder's interest in the respective State Fund as of the Valuation Time (previously defined as the "Corresponding Shares"). (See "Terms of the Agreement and Plan--Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.) Such distribution will be accomplished by opening new accounts on the books of Municipal Bond Fund in the names of the shareholders of each State Fund, including shareholders holding shares of a State Fund in certificate form, and transferring to those shareholders' accounts the Corresponding Shares of the National Portfolio representing such shareholders' interest previously credited to the account of the respective State Fund. Shareholders holding a State Fund in certificate form may receive Corresponding Shares of National Portfolio credited to their account in respect of such shares of a State Fund by sending the certificates to the Transfer Agent accompanied by a written request for such exchange.

     Since the Corresponding Shares of the National Portfolio will be issued at net asset value, and the shares of each State Fund will be valued at net asset value, the holders of shares of each State Fund will not be diluted as a result of any State Fund Acquisition. However, as a result of the Reorganization, a shareholder of each State Fund or the National Portfolio would hold a reduced percentage of ownership in the Combined Fund than he or she held in the applicable State Fund or the National Portfolio prior to the applicable State Fund Acquisition.

     Under the Agreement and Plan, the failure of the shareholders of any State Fund to approve the Agreement and Plan as described herein will not affect the ability of any other State Fund to proceed with the Reorganization. The consummation of any State Fund Acquisition is not contingent upon the consummation of any other State Fund Acquisition.

Procedure

     On March 13, 2001, the Board of Municipal Series Trust, including all of the Board Members who are not "interested persons" of Municipal Series Trust as defined by the Investment Company Act, approved the Agreement and Plan and the submission of such Agreement and Plan to the shareholders of each State Fund for approval. The Board of Municipal Bond Fund, including all of the Board members who are not "interested persons" of Municipal Bond Fund, approved the Agreement and Plan on March 14, 2001.

     If the shareholders of your respective State Fund approve the Agreement and Plan at the applicable Meeting, all required regulatory approvals are obtained and certain conditions are either met or waived, it is presently anticipated that the applicable State Fund Acquisition will take place during the second calendar quarter of 2001 or as soon thereafter as practicable.

     The Board of Municipal Series Trust recommends that shareholders of each State Fund approve the Agreement and Plan.

Terms of the Agreement and Plan

     The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan, attached hereto as Exhibit I.

     Valuation of Assets and Liabilities. The assets of each State Fund and the assets of the National Portfolio will be valued on the business day prior to the date on which the relevant State Fund Acquisition will take place. The assets of each State Fund and the assets of the National Portfolio will be valued according to the procedures set forth under "Determination of Net Asset Value" in the Municipal Bond Fund Statement. These procedures are substantially similar to those used by Municipal Series Trust to value the assets of each State Fund. Purchase orders for shares of a State Fund that have not been confirmed as of the Valuation Time will be treated as assets of such State Fund for purposes of the applicable State Fund Acquisition; redemption requests with respect to shares of a State Fund which have not settled as of the Valuation Time will be treated as liabilities of such State Fund for purposes of the applicable State Fund Acquisition.

     Distribution of Shares of the National Portfolio. On the next full business day following the Valuation Time (the "Closing Date"), Municipal Bond Fund will issue to each State Fund a number of shares of the National Portfolio with an aggregate net asset value equal to the aggregate net asset value of the assets of such State Fund acquired by the National Portfolio, reduced by the amount of liabilities of such State Fund assumed by the National Portfolio. As soon as practicable after the Closing Date, each State Fund will distribute the shares of the National Portfolio received by it pro rata to its shareholders in proportion to such shareholders' interest in that State Fund. The shares of the National Portfolio received by the shareholders of each State Fund will be of the same class and have the same aggregate net asset value as such shareholders' interest in that State Fund held on the Valuation Date.

     Expenses. The expenses of a State Fund Acquisition that are directly attributable to a State Fund and the conduct of its business will be deducted from its assets as of the Valuation Time. These expenses are expected to include, among other things, the expenses incurred in preparing, printing and mailing the proxy materials to be used in connection with the applicable special meeting of shareholders and the expenses related to the solicitation of proxies to be voted at the applicable special meeting of shareholders. The expenses of a State Fund Acquisition that are directly attributable to the National Portfolio include the costs of printing sufficient copies of the Municipal Bond Fund Prospectus and the most recent annual report and semi-annual report of Municipal Bond Fund to accompany this Proxy Statement and Prospectus. The expenses of the Reorganization, including expenses incurred in connection with obtaining the IRS ruling or preparing a tax opinion, if necessary, the preparation of the Agreement and Plan, legal fees, transfer agent fees and audit fees, will be allocated pro rata, based on net assets at the time of the Reorganization, to each State Fund and the National Portfolio. FAM has agreed to bear all expenses attributable to the National Portfolio. The aggregate expenses of the applicable State Fund Acquisition attributable to the Arkansas Fund, the Colorado Fund, the New Mexico Fund and the Oregon Fund are currently estimated to be $48,100, $50,900, $48,200 and $50,400, respectively.

     Required Approvals. Consummation of each State Fund Acquisition requires, among other things, (i) the affirmative vote of the shareholders of each State Fund, voting together as a single class, representing two-thirds of the outstanding shares entitled to be cast thereon, and (ii) the affirmative vote of Class B, Class C, and Class D shareholders of each State Fund, each voting separately as a single class, representing two-thirds of the outstanding Class B, Class C and Class D shares entitled to be cast thereon. Under the Agreement and Plan, the failure of any State Fund shareholders to approve the Agreement and Plan will not affect the ability of the other State Funds to proceed with their State Fund Acquisition. The Reorganization is also conditioned upon the receipt of certain regulatory approvals as well as either (i) a favorable ruling from the IRS relating to the tax-free treatment of the transaction, or
(ii) an opinion of counsel relating to the tax-free treatment of the transaction.

     Termination of the State Funds. After a State Fund Acquisition, the Board of Municipal Series Trust shall take such action necessary to terminate such State Fund as a separate series of Municipal Series Trust in accordance with the Declaration of Trust of Municipal Series Trust and the laws of the Commonwealth of Massachusetts.

     Amendments and Conditions. The Agreement and Plan may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of Municipal Series Trust and Municipal Bond Fund pursuant to the Agreement and Plan are subject to various conditions, including a registration statement on Form N-14 being declared effective by the Commission, approval of each State Fund Acquisition by shareholders of the applicable State Fund as described herein, a favorable IRS ruling or an opinion of counsel being received as to tax matters, an opinion of counsel being received as to securities matters and the continuing accuracy of various representations and warranties of Municipal Series Trust and Municipal Bond Fund being confirmed by the respective parties.

     Termination, Postponement and Waivers. The Agreement and Plan may be terminated, and any State Fund Acquisition abandoned at any time, whether before or after adoption thereof by the shareholders of the applicable State Fund, prior to the Closing Date, or the Closing Date may be postponed (i) by mutual consent of the Board of Municipal Series Trust and the Board of Municipal Bond Fund; (ii) by the Board of Municipal Series Trust if any condition of the obligations of Municipal Series Trust has not been fulfilled or waived by such Board; or (iii) by the Board of Municipal Bond Fund if any condition of the obligations of Municipal Bond Fund has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders as a Result of the Reorganization

     FAM and the Board of Municipal Series Trust have determined that the shareholders of each State Fund are likely to benefit from the applicable State Fund Acquisition. First, following the applicable State Fund Acquisition, shareholders of each State Fund will remain invested in an open-end fund that seeks to provide income exempt from federal income tax. In addition, shareholders of each State Fund are likely to experience certain additional benefits, including lower expenses per share for each State Fund, economies of scale, greater investment diversification and greater flexibility in portfolio management. See "Comparison of the Funds--Redemption of Shares" and "--Additional Information--Shareholder Services."

     Specifically, after the Reorganization, on a pro forma basis, the Combined Fund will pay an advisory fee to FAM at a lower annual rate than that currently payable by any of the State Funds. Also, the total operating expenses of the Combined Fund after the Reorganization, as a percentage of net assets, will be substantially less than the current operating expenses for any State Fund. In the past, FAM voluntarily waived a portion of the advisory fees payable by each State Fund and reimbursed additional expenses of the New Mexico Fund; however, FAM is not obligated to waive its fees or reimburse expenses and may reduce or discontinue such fee waivers or expense reimbursements at any time. Moreover, certain fixed costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, registration fees, mailing costs and other expenses, would be spread across a much larger asset base, thereby lowering the expense ratio borne by shareholders of each State Fund. In addition, since each State Fund is a non-diversified fund while the National Portfolio is a diversified fund shareholders of a State Fund will experience greater investment diversification as a result of the applicable State Fund acquisition. FAM expects that the benefits to shareholders of the State Fund will more than compensate for any decrease in tax benefit to a shareholder that might result from no longer being invested in a single-state, tax-exempt fund.

     The table below shows the operating expense ratio for each class of shares as of December 31, 2000 for each State Fund and the National Portfolio and, assuming the Reorganization had taken place on December 31, 2000, the estimated pro forma operating expense ratio for each class of shares of the Combined Fund (including class specific distribution and account maintenance fees with respect to all Funds, and without giving effect to the waiver of a portion of the management fee due from each State Fund and the reimbursement of certain expenses with respect to the New Mexico Fund).

                                                        Operating Expense Ratio
                          -----------------------------------------------------------------------------------------
                                                              Actual                                      Pro Forma
                                                            New Mexico                      National       Combined
Class of Shares           Arkansas Fund   Colorado Fund        Fund        Oregon Fund     Portfolio         Fund
---------------           -------------   -------------        ----        -----------     ---------         ----
A                              3.34%           1.52%           4.66%          1.68%           0.56%         0.56%
B                              3.84%           2.02%           5.16%          2.18%           1.32%         1.32%
C                              3.94%           2.12%           5.26%          2.28%           1.37%         1.37%
D                              3.44%           1.62%           4.76%          1.78%           0.81%         0.81%


     The following table sets forth the net assets of each State Fund for each Fund's last three fiscal years.

                                                                      Net Assets
                                     ------------------------------------------------------------------------------
                                           Fiscal                  Fiscal                        Fiscal
                                          Year End                Year End                      Year End
                                           1998*                    1999*                         2000*
                                     -------------------     --------------------      ----------------------------
Arkansas Fund                        $    12,149,301         $      9,373,055              $      6,142,649
Colorado Fund                             27,714,142               27,510,972                    21,364,287
New Mexico Fund                           13,790,331               10,893,887                     6,268,372
Oregon Fund                               21,423,045               19,926,624                    13,836,415

-----------------------
*    The fiscal year end for each State Fund is July 31.

     The preceding table illustrates that (i) the net assets of each State Fund have decreased over the past several years and (ii) in all cases, net assets for each State Fund as of their fiscal year ends in 2000 are below the net assets for each State Fund as of their fiscal year ends in 1998. FAM anticipates that if this decrease in net assets continues, each State Fund might experience higher operating expense ratios. Conversely, FAM anticipates that the State Funds and the National Portfolio as a combined entity might experience certain economies of scale, which might in turn result in a substantially lower overall operating expense ratio for shareholders of each State Fund. Absent a State Fund Acquisition, the applicable State Fund might experience the opposite result, that is, a higher operating expense ratio due to a continuing reduction in an already relatively small asset base. Although there can be no assurance that the foregoing would in fact occur, FAM believes that the economies of scale that may be realized as a result of the Reorganization would be beneficial to shareholders of each State Fund.

     Based on the foregoing, the Board of Municipal Series Trust concluded that each State Fund Acquisition presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits described above. In approving each State Fund Acquisition, the Board of Municipal Series Trust and the Board of Municipal Bond Fund determined that the interests of existing shareholders of each State Fund and the existing shareholders of the National Portfolio, respectively, would not be diluted as a result of the applicable State Fund Acquisition.

Tax Consequences of the Reorganization

     General. Each State Fund Acquisition has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368 (a) (1) (C) of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected and qualified for the special tax treatment afforded RICs under the Code, and the National Portfolio intends to continue to so qualify after each State Fund Acquisition. The Funds have jointly requested a private letter ruling from the IRS to the effect that for Federal income tax purposes: (i) the transfer of substantially all of the assets of each State Fund to the National Portfolio and the simultaneous distribution of shares of the National Portfolio as provided in the Agreement and Plan will each constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the State Funds each will be deemed to be a "party" to the applicable State Fund Acquisition within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to any State Fund as a result of the asset transfer in return for shares of the National Portfolio or on the distribution of the shares of the National Portfolio to shareholders of such State Fund under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the National Portfolio on the receipt of assets of any State Fund in return for shares of the National Portfolio; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of any State Fund on the receipt of Corresponding Shares of the National Portfolio in return for their respective State Fund shares; (v) in accordance with Section 362(b) of the Code, the tax basis of assets of each State Fund in the hands of the National Portfolio will be the same as the tax basis of such assets in the hands of the respective State Fund immediately prior to the consummation of the applicable State Fund Acquisition; (vi) in accordance with Section 358 of the Code, immediately after the applicable State Fund Acquisition, the tax basis of the Corresponding Shares of the National Portfolio received by the shareholders of a State Fund in the applicable State Fund Acquisition will be equal to the tax basis of the shares of the respective State Fund surrendered; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares of the National Portfolio will be determined by including the period for which such shareholder held the shares of their respective State Fund, provided, that such State Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the National Portfolio's holding period with respect to the assets of any State Fund transferred will include the period for which such assets were held by the State Funds; and (ix) the taxable year of each State Fund will end on the effective date of the applicable State Fund Acquisition, and pursuant to
Section 381(a) of the Code and regulations thereunder, the National Portfolio will succeed to and take into account certain tax attributes of the State Funds, such as earnings and profits, capital loss carryovers and method of accounting.

     Under Section 381(a) of the Code, the National Portfolio will succeed to and take into account certain tax attributes of each State Fund including, but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including a tax-free reorganizations pursuant to Section 368(a)(1)(C) of the Code, which could reduce the benefit of these attributes to the National Portfolio. As of January 31, 2001, each of the National Portfolio, the Colorado Fund, the New Mexico Fund and the Oregon Fund had net realized capital losses, with the Colorado Fund and the Oregon Fund having significant net realized capital losses on a per share basis. As of that date, each Fund also had net unrealized capital gains. As a result of the Reorganization shareholders of the National Portfolio, the Arkansas Fund and the New Mexico Fund may benefit from the ability of the Combined Fund to use the net realized capital losses of the National Portfolio, the Colorado Fund, the New Mexico Fund and the Oregon Fund to offset future net realized capital gains, if any, of the Combined Fund. After the Reorganization, however, the benefit of offsetting these capital losses may be diluted for shareholders of the Colorado Fund and the Oregon Fund.

     Shareholders should consult their tax advisers regarding the effect of a State Fund Acquisition in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of each State Fund Acquisition.

     Status as a Regulated Investment Company. Each State Fund and the National Portfolio have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and, after each State Fund Acquisition, the National Portfolio intends to continue to operate so as to qualify as a regulated investment company. Following the liquidation of a State Fund that participates in the applicable State Fund Acquisition and the distribution of shares of the National Portfolio to shareholders of such State Fund, the Board of Municipal Series Trust shall take such action necessary to terminate such State Fund as a separate series of Municipal Series Trust in accordance with the Declaration of Trust of Municipal Series Trust, as amended, and the laws of The Commonwealth of Massachusetts.

Appraisal Rights

     Shareholders of each State Fund are not entitled to appraisal rights in connection with the applicable State Fund Acquisition.

Capitalization

     The following tables set forth as of December 31, 2000: (i) the capitalization of each State Fund, (ii) the capitalization of the National Portfolio and (iii) the pro forma capitalization of the Combined Fund as adjusted to give effect to the Reorganization.


                                                 Capitalization of each State Fund,
                          the National Portfolio and the Combined Fund as of December 31, 2000 (Unaudited)

                                                                         Arkansas Fund
                                                                         -------------

                                             Class A             Class B             Class C              Class D
                                             -------             -------             -------              -------
Total Net Assets:                          $1,368,020           $2,558,224           $847,678             $387,605
Shares Outstanding:                           130,849             244,765               81,070               37,084
Net Asset Value Per Share:                     $10.45              $10.45               $10.46               $10.45



                                                                         Colorado Fund
                                                                         -------------

                                             Class A              Class B             Class C             Class D
                                             -------              -------             -------             -------
Total Net Assets:                            $1,788,282            $8,472,210          $701,027          $1,639,469
Shares Outstanding:                             183,060               867,105            71,719             167,850
Net Asset Value Per Share:                        $9.77                 $9.77             $9.77               $9.77



                                                                        New Mexico Fund
                                                                        ---------------

                                             Class A              Class B             Class C             Class D
                                             -------              -------             -------             -------
Total Net Assets:                            $1,516,178            $2,335,698          $165,873            $478,788
Shares Outstanding:                             153,204               235,973            16,754              48,382
Net Asset Value Per Share:                        $9.90                 $9.90             $9.90               $9.90




                                                                          Oregon Fund
                                                                          -----------

                                             Class A              Class B             Class C             Class D
                                             -------              -------             -------             -------
Total Net Assets:                             $1,238,792         $8,896,844            $1,395,620           $652,770
Shares Outstanding:                              127,105            912,543               143,048             66,944
Net Asset Value Per Share:                         $9.75              $9.75                 $9.76              $9.75



                                                                       National Portfolio
                                                                       ------------------

                                             Class A              Class B             Class C             Class D
                                             -------              -------             -------             -------
Total Net Assets:                           $687,663,889        $240,474,809          $28,771,466       $108,047,573
Shares Outstanding:                           67,981,499          23,781,309            2,843,790         10,678,206
Net Asset Value Per Share:                        $10.12              $10.11               $10.12             $10.12



                                                                         Combined Fund*
                                                                         --------------

                                             Class A              Class B             Class C             Class D
                                             -------              -------             -------             -------
Total Net Assets:                          $693,575,161         $262,737,785         $31,881,664         $111,206,205
Shares Outstanding:                          68,535,095           25,987,911           3,150,362           10,988,755
Net Asset Value Per Share:                       $10.12               $10.11              $10.12               $10.12
---------------------

*         Total Net Assets and Net Asset Value Per Share include the aggregate value of the net assets of each State Fund that would have been transferred to the National Portfolio had the Reorganization been consummated on December 31, 2000. The data does not take into account expenses incurred in connection with the Reorganization or the actual number of shares that would have been issued to each State Fund in connection with the applicable State Fund Acquisition. No assurance can be given as to how many shares of the National Portfolio the shareholders of any State Fund will receive on the date the
          National Portfolio acquires the assets of each State Fund and assumes the liabilities of each State Fund. The foregoing should not be relied upon to reflect the number of shares of the National Portfolio that actually will be received by the shareholder of each State Fund on or after such date.

                  INFORMATION CONCERNING THE SPECIAL MEETINGS

Date, Time and Place of Meetings

     The Meetings will be held at the offices of FAM, 800 Scudders Mill Road, Plainsboro, New Jersey on Tuesday, May 29, 2001 at 10:00 a.m. Eastern time (for the Arkansas Fund), 10:30 a.m. Eastern time (for the Colorado Fund), 11:00 a.m. Eastern time (for the New Mexico Fund) and 11:30 a.m. Eastern time (for the Oregon Fund).

Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of their respective State Fund. Although mere attendance at a Meeting for a State Fund in which you own shares will not revoke a proxy, a shareholder present at such a Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the applicable Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the Agreement and Plan and the applicable State Fund Acquisition.

     It is not anticipated that any matters other than the adoption of the Agreement and Plan and approval of each State Fund Acquisition will be brought before the Meetings. If, however, any other business properly is brought before any Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

     Only holders of record of shares of a State Fund as of the close of business on the Record Date are entitled to vote at the applicable Meeting or any adjournment thereof. As of the close of business on the Record Date, the Arkansas Fund had [o] shares issued and outstanding and entitled to vote ( Class A shares, Class B shares, Class C shares and Class D shares), the Colorado Fund had [o] shares issued and outstanding and entitled to vote ( Class A shares, Class B shares, Class C shares and Class D shares), the New Mexico Fund had [o] shares issued and outstanding and entitled to vote ( Class A shares, Class B shares, Class C shares and Class D shares), and the Oregon Fund had [o] shares issued and outstanding and entitled to vote ( Class A shares, Class B shares, Class C shares and Class D shares).

Security Ownership of Certain Beneficial Owners and Management of the State Funds and the National Portfolio

     At the Record Date, the Board Members and officers of Municipal Series Trust as a group (18 persons) owned an aggregate of less than 1% of the outstanding shares of each State Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.

     As of the Record Date, the Board Members and officers of Municipal Bond Fund as a group (15 persons) owned an aggregate of less than 1% of the outstanding shares of the National Portfolio and owned less than 1% of the outstanding shares of common stock of ML & Co.

Voting Rights and Required Vote

     For purposes of this Proxy Statement and Prospectus, each share of each class of a State Fund is entitled to one vote as described herein. For a description of the shareholder vote required to approve the Agreement and Plan, see "The Reorganization--Terms of the Agreement and Plan--Required Approvals." Under the Agreement and Plan, no State Fund Acquisition will be consummated unless the required shareholder votes for that State Fund Acquisition are obtained. Under the Agreement and Plan, the failure of their State Fund's shareholders to approve the Agreement and Plan will not affect the ability of any other State Fund to proceed with their State Fund Acquisition.

     A quorum for purposes of each Meeting consists of one-third of the shares of the applicable State Fund and one-third of the shares of Class B, Class C and Class D of the applicable State Fund entitled to vote at that Meeting, present in person or by proxy. If, by the time scheduled for a Meeting, the required quorum of a State Fund's shareholders is not present or if a quorum is present but sufficient votes to approve or disapprove the Agreement and Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable State Fund and a majority of the shares of Class B, Class C and Class D, of the applicable State Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such State Fund.

                            ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by the applicable State Fund for its shareholders. The State Funds will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of its shares and will reimburse certain persons that may be employed for their reasonable expenses in assisting in the solicitation of proxies.

     In order to obtain the necessary quorum at each Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by the officer of each State Fund. Each State Fund has retained Shareholder Communications Corporation, 17 State Street, New York, New York 10004, to assist in the solicitation of proxies at a cost to each State Fund of approximately $3,500 plus out-of-pocket expenses, which are estimated to be $500 per Fund.

     Broker-dealer firms, including Merrill Lynch, holding shares of a State Fund in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meetings. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. However, abstentions and broker non-votes will have the same effect as a vote against approval of the Agreement and Plan.

     The Board of Municipal Series Trust knows of no other matters to be presented at the Meetings. However, if other matters are presented for a vote at a Meeting or any adjournment thereof, the persons named as proxies will vote the shares represented by properly executed proxies in accordance with their best judgment on these matters.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto, which each State Fund and Municipal Bond Fund, respectively, have filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     Each State Fund and Municipal Bond Fund file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by each State Fund and Municipal Bond Fund can be inspected and copied at the public reference facilities of the Commission in Washington, D.C. and at the New York Regional Office of the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the Commission: Regional Office, at Seven World Trade Center, 13th Floor, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the SEC at 450 Fifth Street, N.W., Washington, D.C.20549, at prescribed rates. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including each State Fund and Municipal Bond Fund, that file electronically with the Commission.

                               LEGAL PROCEEDINGS

     There are no material legal proceedings to which any State Fund, the National Portfolio, Municipal Series Trust or Municipal Bond Fund is a party.

                                LEGAL OPINIONS

     Certain legal matters in connection with each State Fund Acquisition will be passed upon for the applicable State Fund by Brown & Wood LLP, One World Trade Center, New York, New York 10048 and for the National Portfolio by Clifford Chance Rogers & Wells LLP, 200 Park Avenue, New York, New York 10166. Brown & Wood LLP will rely as to matters of Massachusetts law on the opinion of Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110-1726. Clifford Chance Rogers & Wells LLP will rely as to matters of Maryland law on the opinion of Brown & Wood LLP, 1666 K. Street, N.W., Washington, D.C. 20006-1208.

                                    EXPERTS

     The financial highlights of the Funds included in this Proxy Statement and Prospectus, except for the financial highlights for the six-month period ended January 31, 2001 for each State Fund and the six-month period ended December 31, 2000 for the National Portfolio, have been so included in reliance on the reports of Deloitte & Touche LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400. Deloitte & Touche LLP will serve as the independent auditors for the Combined Fund after the Reorganization.

                            SHAREHOLDERS' MEETINGS

     The Articles of Incorporation of Municipal Bond Fund does not require Municipal Bond Fund to hold an annual meeting of shareholders of the National Portfolio. The Declaration of Trust of Municipal Series Trust does not require Municipal Series Trust to hold an annual meeting of shareholders of any State Fund. Municipal Bond Fund and Municipal Series Trust will be required, however, to call special meetings of shareholders of the National Portfolio and each State Fund, respectively, in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements or of a change in the fundamental policies, objectives or restrictions of any Fund. Municipal Bond Fund and Municipal Series Trust also would be required to hold a shareholders' meeting to elect new Board Members at such time as less than a majority of the Board Members holding office have been elected by shareholders. In addition, each State Fund may hold shareholder meetings for approval of certain other matters as required by the Declaration of Trust of Municipal Series Trust. The by-laws of Municipal Bond Fund provide that a shareholders' meeting may be called with respect to the National Portfolio at any time by a majority of the Board Members, the President, or on the written request of the holders of at least 25% of the outstanding shares of the National Portfolio entitled to vote at such meeting. The Declaration of Trust of Municipal Series Trust provides that a shareholders' meeting may be called with respect to any State Fund at any time by a majority of the Board Members and shall be called by any Board Member upon written request of shareholders of any State Fund holding in the aggregate not less than 10% of the outstanding shares of such State Fund having voting rights.

                             SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meetings of shareholders of a State Fund must be received by the respective State Fund in a reasonable time before the solicitation relating to such meeting is to be made by Board of Municipal Series Trust in order to be considered in that State Fund's proxy statement and form of proxy relating to the meeting. Any shareholder of a State Fund who desires to bring a proposal at any subsequent meeting of the shareholders of the State Fund without including such proposal in the State Fund's proxy statement relating to the meeting must deliver notice of such proposal to the State Fund in a reasonable time before the State Fund begins to print and mail the proxy solicitation materials to be used in connection with such meeting.

                                By Order of the Board of Trustees,


                                ALICE A. PELLEGRINO
                                Secretary
                                Merrill Lynch Multi-State Municipal Series Trust

                     AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the _____ day of April, 2001, by and between Merrill Lynch Multi-State Municipal Series Trust, a Massachusetts business trust ("Municipal Series Trust"), on behalf of Merrill Lynch Arkansas Municipal Bond Fund (the "Arkansas Fund"), Merrill Lynch Colorado Municipal Bond Fund (the "Colorado Fund"), Merrill Lynch New Mexico Municipal Bond Fund (the "New Mexico Fund"), and Merrill Lynch Oregon (the "Oregon Fund"), each a Series of Municipal Series Trust, and Merrill Lynch Municipal Bond Fund, Inc., a Maryland corporation ("Municipal Bond Fund") on behalf of the National Portfolio, a portfolio of Municipal Bond Fund.

                            PLAN OF REORGANIZATION

         The reorganization will comprise the following:

         (a) (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the Arkansas Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Arkansas Fund with an aggregate net asset value equal to the net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares (defined below) of the National Portfolio to the shareholders of the Arkansas Fund in proportion to such shareholders' interest in the Arkansas Fund;

         (b) (1) the acquisition by National Portfolio of substantially all of the assets, and the assumption by National Portfolio of substantially all of the liabilities, of the Colorado Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Colorado Fund with an aggregate net asset value equal to the net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares (defined below) of the National Portfolio to the shareholders of the Colorado Fund in proportion to such shareholders' interest in the Colorado Fund;

         (c) (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the New Mexico Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the New Mexico Fund with an aggregate net asset value equal to the net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares (defined below) of the National Portfolio to the shareholders of the New Mexico Fund in proportion to such shareholders' interest in the New Mexico Fund; and

         (d) (1) the acquisition by the National Portfolio of substantially all of the assets, and the assumption by the National Portfolio of substantially all of the liabilities, of the Oregon Fund, a series of Municipal Series Trust, (2) the issuance by Municipal Bond Fund of shares of common stock of the National Portfolio to the Oregon Fund with an aggregate net asset value equal to the net value of the assets acquired by the National Portfolio, reduced by the amount of the liabilities assumed by the National Portfolio, and (3) the subsequent distribution of Corresponding Shares (defined below) of the National Portfolio to the shareholders of the Oregon Fund in proportion to such shareholders' interest in the Oregon Fund.

         Any transaction described in each of paragraphs (a), (b), (c) and (d) above may be consummated upon and subject to the terms hereinafter set forth without the consummation of any other transaction described in any of those paragraphs. Any such transaction will be referred to herein individually or collectively as the "Reorganization." The consummation of any Reorganization is not contingent upon the consummation of any other Reorganization. Municipal Bond Fund and Municipal Series Trust are individually referred to herein as a "Fund" and collectively referred to herein as the "Funds," as the context requires. The Arkansas Fund, the Colorado Fund, the New Mexico Fund, and the Oregon Fund are individually referred to herein as a "State Fund" and collectively referred to herein as the "State Funds," as the context requires. Any reference to any State Fund hereunder shall be deemed to include only those State Funds that participate in a Reorganization.

         In the course of the Reorganization, shares of common stock of National Portfolio will be distributed to the shareholders of each State Fund as follows: each holder of shares of beneficial interest of a State Fund will be entitled to receive shares of the same class of common stock of the National Portfolio (e.g., Class A, Class B, Class C or Class D) ("Corresponding Shares"), as the shares of beneficial interest of the applicable State Fund owned by such shareholder as of the Valuation Time (as defined in Section 3(c) of this Agreement). The aggregate net asset value of the Corresponding Shares of the National Portfolio to be received by each shareholder of a State Fund will equal the aggregate net asset value of the shares of beneficial interest of that State Fund owned by such shareholder as of the Valuation Time. In consideration therefor, on the Closing Date (as defined in Section 7 of this Agreement), the National Portfolio shall acquire substantially all of the assets of each State Fund and assume substantially all of the liabilities of each State Fund. It is intended that the transactions between the National Portfolio and each of the State Funds as described in this Agreement shall be a reorganization within the meaning of
Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

         As promptly as practicable after the consummation of the Reorganization, the Board of Trustees of Municipal Series Trust shall take such action necessary to terminate each State Fund that participates in the Reorganization as a separate series of Municipal Series Trust in accordance with the Declaration of Trust of Municipal Series Trust, as amended, and the laws of The Commonwealth of Massachusetts.

                                   AGREEMENT

         In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Municipal Bond Fund, on behalf of the National Portfolio, and Municipal Series Trust, on behalf of each State Fund, hereby agree as follows:

         1. Representations and Warranties of Municipal Bond Fund.

         Municipal Bond Fund, on behalf of the National Portfolio represents and warrants to, and agrees with, Municipal Series Trust that:

         (a) Municipal Bond Fund is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Municipal Bond Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

         (b) Municipal Bond Fund is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-02688), and such registration has not been revoked or rescinded and is in full force and effect. Municipal Bond Fund has elected and qualified the National Portfolio for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify the National Portfolio until consummation of the Reorganization and thereafter.

         (c) Municipal Series Trust has been furnished with a statement of assets and liabilities and a schedule of investments of the National Portfolio, each as of June 30, 2000, said financial statements having been audited by Deloitte & Touche LLP, independent public accountants. Municipal Series Trust has also been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of the National Portfolio, each as of December 31, 2000. An unaudited statement of assets and liabilities of National Portfolio and an unaudited schedule of investments of National Portfolio, each as of the Valuation Time (defined below), will be furnished to Municipal Series Trust at or prior to the Closing Date for the purpose of determining the number of shares of National Portfolio to be issued pursuant to Section 4 of this Agreement; and each will fairly present the financial position of National Portfolio as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

         (d) Municipal Series Trust has been furnished with Municipal Bond Fund's Annual Report to Stockholders for the fiscal year ended June 30, 2000 and Municipal Bond Fund's Semi-Annual Report to Stockholders for the fiscal period ended December 31, 2000 and the financial statements appearing therein fairly present the financial position of Municipal Bond Fund and the National Portfolio as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

         (e) Municipal Series Trust has been furnished with the prospectus and statement of additional information of Municipal Bond Fund, each dated October 27, 2000, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         (f) Municipal Bond Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement on behalf of the National Portfolio has been duly authorized by all necessary action of its Board of Directors, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors' rights generally and court decisions with respect thereto.

         (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of Municipal Bond Fund, threatened against it or the National Portfolio which assert liability on the part of Municipal Bond Fund or the National Portfolio, or which materially affect their financial condition or their ability to consummate the Reorganization. Neither Municipal Bond Fund nor the National Portfolio is charged with or, to the best of the knowledge of Municipal Bond Fund or the National Portfolio, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

         (h) Municipal Bond Fund is not a party to or obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

         (i) There are no material contracts outstanding to which Municipal Bond Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Municipal Series Trust prior to the Valuation Time.

         (j) The National Portfolio has no known liabilities of a material amount, contingent or otherwise, other than those shown on the National Portfolio's statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since June 30, 2000; and those incurred in connection with the Reorganization. As of the Valuation Time, Municipal Bond Fund will advise Municipal Series Trust in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time with respect to the National Portfolio.

         (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Municipal Bond Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto
Rico).

         (l) The registration statement filed by Municipal Bond Fund on Form N-14 relating to the shares of common stock of the National Portfolio to be issued pursuant to this Agreement which includes the combined proxy statement of Municipal Series Trust with respect to each State Fund and the prospectus of Municipal Bond Fund with respect to the transactions contemplated herein (the "Combined Proxy Statement and Prospectus"), and any supplement, or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the shareholders' meeting referred to in Section 6(a) of this Agreement and at the Closing Date, insofar as it relates to the National Portfolio (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Municipal Bond Fund with respect to the National Portfolio for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

         (m) Municipal Bond Fund is authorized to issue 3,850,000,000 shares of common stock, par value $.10 per share, each of which is divided into four classes, designated Class A, Class B, Class C and Class D Common Stock. Each of Class A, Class B, Class C and Class D of the National Portfolio is authorized to issue up to 375,000,000 shares. Each outstanding share of common stock of the National Portfolio is fully paid and non-assessable and has full voting rights.

         (n) The shares of common stock of the National Portfolio to be issued to Municipal Series Trust for distribution to the shareholders of each State Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the National Portfolio will have any preemptive right of subscription or purchase in respect thereof.

         (o) At or prior to the Closing Date, shares of common stock of the National Portfolio to be transferred to Municipal Series Trust for distribution to the shareholders of each State Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of beneficial interest of each State Fund presently are qualified, and there are a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transactions contemplated by this Agreement to be consummated.

         (p) At or prior to the Closing Date, Municipal Bond Fund will have obtained any and all approvals, including regulatory and director approvals, with respect to the National Portfolio, necessary to issue shares of common stock of the National Portfolio to Municipal Series Trust for distribution to the shareholders of each State Fund.

         2. Representations and Warranties of Municipal Series Trust.

         Municipal Series Trust, on behalf of each State Fund, represents and warrants to, and agrees with, Municipal Bond Fund that:

         (a) Municipal Series Trust is a trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of The Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. Municipal Series Trust has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

         (b) Municipal Series Trust is duly registered under the 1940 Act as an open-end management investment company (File No.811-4375), and such registration has not been revoked or rescinded and is in full force and effect. Municipal Series Trust has elected and qualified each State Fund for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify each State Fund for their taxable years ending upon liquidation.

         (c) As used in this Agreement, the term "Investments" shall mean (i) the investments of each State Fund shown on its unaudited schedule of investments as of the Valuation Time (as defined in Section 3(c) of this Agreement) furnished to Municipal Bond Fund, and (ii) all other assets owned by each State Fund or liabilities incurred by each State Fund as of the Valuation Time.

         (d) Municipal Series Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement on behalf of each State Fund have been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors' rights generally and court decisions with respect thereto.

         (e) Municipal Bond Fund has been furnished with a statement of assets and liabilities and a schedule of investments of each State Fund, each as of July 31, 2001, said financial statements having been audited by Deloitte & Touche LLP, independent public accountants. Municipal Bond Fund has also been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of each State Fund, each as of January 31, 2001. An unaudited statement of assets and liabilities of each State Fund and an unaudited schedule of investments of each State Fund, each as of the Valuation Time, will be furnished to Municipal Bond Fund at or prior to the Closing Date for the purpose of determining the number of shares of common stock of the National Portfolio to be issued pursuant to Section 4 of this Agreement; and each will fairly present the financial position of the applicable State Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

         (f) Municipal Bond Fund has been furnished with each State Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2000 and each State Fund's Semi-Annual Report to Shareholders for the fiscal period ended January 31, 2001, and the financial statements appearing therein fairly present the financial position of each State Fund as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

         (g) Municipal Bond Fund has been furnished with the prospectus of each State Fund, dated November 13, 2000, and the statement of additional information relating to each State Fund, dated November 13, 2000, and said prospectuses and statements of additional information do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Municipal Series Trust, threatened against it or any State Fund which assert liability on the part of Municipal Series Trust or any State Fund or which materially affect their financial condition or their ability to consummate the Reorganization. Neither Municipal Series Trust nor any State Fund is charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of their respective businesses.

         (i) There are no material contracts outstanding to which Municipal Series Trust is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to Municipal Bond Fund prior to the Valuation Time.

         (j) Municipal Series Trust is not a party to or obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

         (k) No State Fund has any known liabilities of a material amount, contingent or otherwise, other than those shown on their statements of assets and liabilities referred to above, those incurred in the ordinary course of their respective businesses as an investment company since and those incurred in connection with the Reorganization. As of the Valuation Time, Municipal Series Trust will advise Municipal Bond Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time with respect to each State Fund.

         (l) Each State Fund has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by them, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of each State Fund have been adequately provided for on their books, and no tax deficiency or liability of or any State Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

         (m) At both the Valuation Time and the Closing Date, Municipal Series Trust will have full right, power and authority to sell, assign, transfer and deliver the Investments. At the Closing Date, subject only to the delivery of the Investments as contemplated by this Agreement, Municipal Series Trust will have good and marketable title to all of the Investments, and Municipal Bond Fund will acquire all of the Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Investments or materially affect title thereto).

         (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Municipal Series Trust and each State Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

         (o) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 6(a) of this Agreement and on the Closing Date, insofar as it relates to the State Funds
(i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Combined Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Municipal Series Trust with respect to the State Funds for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

         (p) Municipal Series Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $.10 per share, which have been divided into seventeen series, and further divided into four classes, designated Class A, Class B, Class C and Class D shares; each outstanding share is fully paid and nonassessable and has full voting rights.

         (q) The books and records of Municipal Series Trust with respect to each State Fund made available to Municipal Bond Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of each State Fund.

         (r) Municipal Series Trust will not sell or otherwise dispose of any of the shares of National Portfolio to be received in the Reorganization, except in distribution to the shareholders of the State Funds.

         (s) At or prior to the Closing Date, the Municipal Series Trust will have obtained any and all regulatory, Trustee and shareholder approvals with respect to each State Fund, necessary to effect the Reorganization as set forth herein.

         3. The Reorganization.

         (a) Subject to receiving the required approvals of the shareholders of each State Fund as described herein, and to the other terms and conditions contained herein, Municipal Series Trust agrees on behalf of the each State Fund to convey, transfer and deliver to Municipal Bond Fund for the benefit of the National Portfolio, and Municipal Bond Fund agrees to acquire from Municipal Series Trust for the benefit of the National Portfolio, on the Closing Date, all of the Investments (including interest accrued as of the Valuation Time on debt instruments), and shall cause the National Portfolio to assume substantially all of the liabilities of each State Fund, in return for that number of shares of the National Portfolio provided in Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable on or after the Closing Date, Municipal Series Trust will distribute all shares of common stock of the National Portfolio received by it to the shareholders of the State Funds in return for their corresponding State Fund shares. Such distribution shall be accomplished by the opening of shareholder accounts on the stock ledger records of the National Portfolio in the amounts due the shareholders of each State Fund based on their respective holdings in each State Fund as of the Valuation Time.

         (b) Municipal Series Trust will pay or cause to be paid to Municipal Bond Fund for the benefit of the National Portfolio any interest or dividends it receives on or after the Closing Date with respect to the Investments transferred to Municipal Bond Fund for the benefit of National Portfolio hereunder.

         (c) The Valuation Time shall be 4:00 P.M., Eastern time, on July __, 2001, or such earlier or later day and time as may be mutually agreed upon in writing by Municipal Bond Fund and Municipal Trust (the "Valuation Time").

         (d) The National Portfolio will acquire substantially all of the assets of each State Fund and assume substantially all of the known liabilities of each State Fund except that recourse for such liabilities will be limited to the net assets of each State Fund acquired by the National Portfolio. The known liabilities of each State Fund as of the Valuation Time shall be confirmed in writing to Municipal Bond Fund by Municipal Series Trust pursuant to Section 2(e) of this Agreement.

         (e) Municipal Bond Fund and Municipal Series Trust will jointly file Articles of Transfer with the State Department of Assessments and Taxation of Maryland and any other such instrument as may be required by the State of Maryland to effect the transfer of the Investments of each State Fund to the National Portfolio.

         (f) The existence of each State Fund will terminate following the distribution referred to in subparagraph (a) of this Section 3 and a majority of the Trustees shall execute and lodge among the records of Trust an instrument in writing setting forth the fact of such termination and cause a copy thereof to be filed in the Office of the Secretary of State of The Commonwealth of Massachusetts.

         4. Issuance and Valuation of Shares of Common Stock of the National Portfolio in the Reorganization.

         Full shares of common stock of the National Portfolio, and to the extent necessary, fractional shares of common stock of the National Portfolio, of an aggregate net asset value equal to the net asset value of the assets of each State Fund that are acquired, determined as hereinafter provided, reduced by the amount of liabilities of each State Fund assumed by the National Portfolio, shall be issued by Municipal Bond Fund on behalf of the National Portfolio in return for such assets of each State Fund. The net asset value of each State Fund and the National Portfolio shall be determined in accordance with the procedures described in the most recent prospectus of Municipal Bond Fund with respect to the National Portfolio in effect as of the Valuation Time. Such valuation and determination shall be made by Municipal Bond Fund in cooperation with Municipal Series Trust. Municipal Bond Fund shall issue its Class A, Class B, Class C and Class D shares of the National Portfolio to Municipal Series Trust in certificates or share deposit receipts (one in respect of each class) registered in the name of Municipal Series Trust. Municipal Series Trust shall distribute Corresponding Shares of the National Portfolio to its shareholders by redelivering such certificates to Financial Data Services, Inc. ("FDS").

         5. Payment of Expenses.

         (a) The expenses of the Reorganization that are directly attributable to each State Fund and the conduct of its business will be deducted from the assets of that State Fund as of Valuation Time. These expenses are expected to include the expenses incurred in preparing, printing and mailing proxy materials to be utilized in connection with the State Fund's shareholders meeting (the "Meeting") and the expenses related to the solicitation of proxies to be voted at that Meeting. The expenses attributable to Municipal Bond Fund include the costs of printing sufficient copies of its prospectus, and its most recent Annual Report and Semi-Annual Report to accompany the Combined Proxy Statement and Prospectus. The expenses of the Reorganization, including expenses in connection with obtaining the Internal Revenue Service ruling or preparing a tax opinion, if necessary, the preparation of this Agreement, legal fees, transfer agent fees and audit fees will be borne equally by the Funds. FAM has agreed to pay all fees and expenses incurred by Municipal Bond Fund in connection with the Reorganization.

         (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

         6. Covenants of Municipal Bond Fund and Municipal Series Trust.

         (a) Municipal Series Trust agrees to call a special meeting of the shareholders of each State Fund, to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that (i) the holders of two-thirds of the shares of beneficial interest of the applicable State Fund issued and outstanding and entitled to vote thereon, voting together as a single class, shall have approved this Agreement at such special meeting at or prior to the Valuation Time and (ii) the holders of two-thirds of the shares of beneficial interest of each of Class A, Class B, Class C and Class D of the applicable State Fund issued and outstanding and entitled to vote thereon, voting separately as a single class, shall have approved this Agreement at such special meeting at or prior to the Valuation Time.

         (b) Municipal Bond Fund and Municipal Series Trust each covenants to operate the business of the National Portfolio and each State Fund, respectively, as presently conducted between the date hereof and the Closing Date.

         (c) Municipal Series Trust agrees that following the consummation of the Reorganization, it will terminate each State Fund as a separate series of Municipal Series Trust in accordance with the laws of The Commonwealth of Massachusetts and any other applicable law, it will not make any distributions of any share of common stock of the National Portfolio other than to the shareholders of the State Funds and without first paying or adequately providing for the payment of all of the State Funds' liabilities not assumed by the National Portfolio, if any, and on and after the Closing Date, it shall not conduct any business with respect to each State Fund except in connection with such State Funds' termination.

         (d) Municipal Bond Fund will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Municipal Bond Fund and Municipal Series Trust agree to cooperate fully with each other, and each will furnish to the other the information relating to the National Portfolio and the State Funds, respectively, to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder, and the state securities laws.

         (e) Municipal Bond Fund has no plan or intention to sell or otherwise dispose of the assets of any State Fund to be acquired in the Reorganization, except for dispositions made in the ordinary course of business.

         (f) Each of Municipal Series Trust and Municipal Bond Fund agree that by the Closing Date, all of its Federal and other tax returns and reports required to be filed on or before such date by the State Funds and National Portfolio, respectively, shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. Municipal Bond Fund agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of each State Fund for such State Fund's taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, Municipal Series Trust shall prepare, or shall cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by or with respect to each State Fund with respect to such State Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Municipal Series Trust (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date shall be borne by such State Funds to the extent such expenses have been accrued by such State Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Fund Asset Management, L.P. ("FAM") at the time such tax returns and Forms 1099 are prepared.

         (g) Municipal Series Trust agrees to mail to its shareholders of record of each State Fund entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (h) Following the consummation of the Reorganization, National Portfolio expects to stay in existence and continue its business as a series of an open-end management investment company registered under the 1940 Act.

         7. Closing Date.

         (a) Delivery of the assets of each State Fund to be transferred, together with any other Investments, and the shares of common stock of the National Portfolio to be issued, shall be made at the offices of Brown & Wood LLP, One World Trade Center, New York, New York 10048, at 10:00 A.M. on the next full business day following the Valuation Time, or at such other place, time and date agreed to in writing by Municipal Series Trust and Municipal Bond Fund, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date." To the extent that any Investments, for any reason, are not transferable on the Closing Date, Municipal Series Trust shall cause such Investments to be transferred to Municipal Bond Fund's account with The Bank of New York at the earliest practicable date thereafter.

         (b) Municipal Series Trust will deliver to Municipal Bond Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Investments delivered to Municipal Bond Fund hereunder, certified by Deloitte & Touche LLP.

         (c) As soon as practicable after the close of business on the Closing Date, Municipal Series Trust shall deliver to Municipal Bond Fund a list of the names and addresses of all of the shareholders of record of each State Fund on the Closing Date and the number of shares of beneficial interest of each State Fund owned by each such shareholder, certified to the best of their knowledge and belief by FDS or by the President of Municipal Series Trust.

         (d) As used in this Section 7 and throughout this Agreement, Closing Date shall mean the date on which the Reorganization is consummated with respect to a State Fund. Each Fund agrees that the consummation of any Reorganization is not contingent upon the consummation of any other Reorganization. Each Fund further agrees that the Reorganization may be consummated separately with respect to each State Fund on one or more Closing Dates.

         8. Municipal Series Trust Conditions.

         The obligations of Municipal Series Trust on behalf of each State Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of (i) the holders of two-thirds of the shares of beneficial interest of the applicable State Fund issued and outstanding and entitled to vote thereon, voting together as a single class at a special meeting of the shareholders of each State Fund, at or prior to the Valuation Time and (ii) the holders of two-thirds of the shares of beneficial interest of each of Class B, Class C and Class D of the applicable State Fund issued and outstanding and entitled to vote thereon, voting separately as a single class at such special meeting at or prior to the Valuation Time. In addition this Agreement shall have been adopted, and the Reorganization shall have been approved by the Board of Directors of Municipal Bond Fund; and that Municipal Bond Fund shall have delivered to Municipal Series Trust a copy of the resolution approving this Agreement adopted by the Board of Directors of Municipal Bond Fund, certified by the Secretary of Municipal Bond Fund.

         (b) That Municipal Bond Fund shall have furnished to Municipal Series Trust a statement of National Portfolio's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on Municipal Bond Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Municipal Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of National Portfolio since the date of the most recent Semi-Annual Report to Stockholders of the Municipal Bond Fund, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

         (c) That Municipal Bond Fund shall have furnished to Municipal Series Trust a certificate signed by Municipal Bond Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of Municipal Bond Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that Municipal Bond Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

         (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (e) That Municipal Series Trust shall have received an opinion as to Maryland law of Brown & Wood LLP, Maryland counsel to Municipal Bond Fund, in form satisfactory to Municipal Series Trust and dated the Closing Date, to the effect that (i) Municipal Bond Fund is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) the Corresponding Shares of the National Portfolio to be delivered to the shareholders of the State Funds as provided for by this Agreement are duly authorized and, upon delivery, will be validly issued and outstanding and fully paid and nonassessable by Municipal Bond Fund, and no shareholder of Municipal Bond Fund has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation, as amended, or the by-laws of Municipal Bond Fund, as amended, or, to the best of such counsel's knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by Municipal Bond Fund, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors' rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, and provided further, that such counsel shall express no opinion whether the indemnification covenants contained in this Agreement are permitted by law;
(iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate the Articles of Incorporation, as amended, the by-laws of Municipal Bond Fund, as amended, or, to the best of such counsel's knowledge, Maryland law; (v) to the best of such counsel's knowledge, no consent, approval, authorization or order of any Maryland state court or governmental authority is required for the consummation by Municipal Bond Fund of the Reorganization, except such as have been obtained under Maryland law; and (vi) such opinion is solely for the benefit of Municipal Series Trust and its Trustees and officers. In giving the opinion set forth above, Brown & Wood LLP may state that it is relying on certain certificates of officers of Municipal Series Trust and Municipal Bond Fund with regard to matters of fact and certain certificates and written statements of government officials with respect to the good standing of Municipal Series Trust and Municipal Bond Fund.

         (f) That Municipal Series Trust shall have received an opinion of Clifford Chance Rogers & Wells LLP ("Clifford Chance"), as counsel to Municipal Bond Fund, in form satisfactory to Municipal Series Trust and dated the Closing Date, to the effect that (i) no consent, approval, authorization or order of any United States Federal court or governmental authority is required for the consummation by Municipal Bond Fund of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder, and under applicable state securities laws, if any; (ii) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, as of its respective effective date or dates, appears on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder; (iii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (iv) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (v) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provision of any agreement (known to such counsel) to which Municipal Bond Fund is a party or by which Municipal Bond Fund is bound; (vi) Municipal Bond Fund, to the knowledge of such counsel, is not required to qualify to do business as a foreign corporation in any jurisdiction, except as may be required by state securities laws, and except where each has so qualified or the failure so to qualify would not have a material adverse effect on Municipal Bond Fund, or its stockholders; (vii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against Municipal Bond Fund, the unfavorable outcome of which would materially and adversely affect Municipal Bond Fund; and (viii) all corporate actions required to be taken by Municipal Bond Fund to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of Municipal Bond Fund. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement, nothing has come to its attention that would lead it to believe that, on the effective date or dates of the N-14 Registration Statement, (1) the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the combined proxy statement and prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to the National Portfolio contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Clifford Chance may state that it is relying on certain certificates of officers of the Municipal Bond Fund with regard to matters of fact; certain certificates and written statements of governmental officials with respect to the good standing of Municipal Bond Fund, and the opinion of Brown & Wood LLP as to matters of Maryland law.

         (g) That Municipal Bond Fund on behalf of the National Portfolio shall have received either (a) a private letter ruling from the Internal Revenue Service (the "IRS") or (b) an opinion of Brown & Wood LLP, to the effect that for Federal income tax purposes (i) the transfer of substantially all of the assets of each State Fund to the National Portfolio and the simultaneous distribution of shares of the National Portfolio as provided in the Agreement and Plan will each constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and each State Fund will each be deemed to be a "party" to the applicable State Fund Acquisition within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to any State Fund as a result of the asset transfer in return for shares of the National Portfolio or on the distribution of the shares of the National Portfolio to shareholders of such State Fund under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the National Portfolio on the receipt of assets of any State Fund in return for shares of the National Portfolio; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of any State Fund on the receipt of Corresponding Shares of the National Portfolio in return for their respective State Fund shares; (v) in accordance with Section 362(b) of the Code, the tax basis of assets of each State Fund in the hands of the National Portfolio will be the same as the tax basis of such assets in the hands of the respective State Fund immediately prior to the consummation of the applicable State Fund Acquisition; (vi) in accordance with Section 358 of the Code, immediately after the applicable State Fund Acquisition, the tax basis of the Corresponding Shares of the National Portfolio received by the shareholders of a State Fund in the applicable State Fund Acquisition will be equal, to the tax basis of the shares of the respective State Fund surrendered; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares of the National Portfolio will be determined by including the period for which such shareholder held the shares of their respective State Fund, provided, that such State Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the National Portfolio's holding period with respect to the assets of any State Fund transferred will include the period for which such assets were held by the State Funds; and (ix) the taxable year of each State Fund will end on the effective date of the applicable State Fund Acquisition, and pursuant to
Section 381(a) of the Code and regulations thereunder, the National Portfolio will succeed to and take into account certain tax attributes of the State Funds, such as earnings and profits, capital loss carryovers and method of accounting.

         (h) That all proceedings taken by Municipal Bond Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Municipal Series Trust.

         (i) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Municipal Bond Fund, contemplated by the Commission.

         (j) That Municipal Series Trust shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Municipal Series Trust, to the effect that (i) they are independent public accountants with respect to Municipal Bond Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of the National Portfolio included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (iii) on the basis of limited procedures agreed upon by Municipal Series Trust and Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of the National Portfolio included in the N-14 Registration Statement, and inquiries of certain officials of Municipal Bond Fund responsible for financial and accounting matters, nothing came to its attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Municipal Series Trust and Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the National Portfolio appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars)(with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Municipal Bond Fund or from schedules prepared by officials of Municipal Bond Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

         (k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Municipal Bond Fund or would prohibit the Reorganization.

         (l) That Municipal Series Trust shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as counsel to Municipal Series Trust and each State Fund, deems reasonably necessary or desirable under the 1933 Act, the 1934 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

         9. Municipal Bond Fund Conditions.

         The obligations of Municipal Bond Fund, on behalf of the National Portfolio hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of Municipal Series Trust and by the affirmative vote of (i) the holders of two-thirds of the shares of beneficial interest of the applicable State Fund issued and outstanding and entitled to vote thereon, voting together as a single class at a special meeting of the shareholders of each State Fund, at or prior to the Valuation Time and (ii) the holders of two-thirds of the shares of beneficial interest of each of Class A, Class B, Class C and Class D of the applicable State Fund issued and outstanding and entitled to vote thereon, voting separately as a single class at such special meeting at or prior to the Valuation Time; and that Municipal Series Trust shall have delivered to Municipal Bond Fund a copy of the resolution approving this Agreement adopted by the Board of Trustees of Municipal Series Trust, and a certificate setting forth the vote of the shareholders of each State Fund obtained, each certified by the Secretary of Municipal Series Trust.

         (b) That Municipal Series Trust shall have furnished to Municipal Bond Fund a statement of each State Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of Investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on behalf of Municipal Series Trust by its President (or any Vice President) and its Treasurer, and a certificate of both such officers, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, there has been no material adverse change in the financial position of each State Fund since the date of the most recent Semi-Annual Report to shareholders of each such State Fund, other than changes in the Investments since that date or changes in the market value of the Investments.

         (c) That Municipal Series Trust shall have furnished to Municipal Bond Fund a certificate signed by the President of Municipal Series Trust (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of Municipal Series Trust made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and Municipal Series Trust has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

         (d) That Municipal Series Trust shall have delivered to Municipal Bond Fund a letter from Deloitte & Touche LLP, dated the Closing Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of Municipal Series Trust with respect to each State Fund for the period ended July 31, 2000 (which returns originally were prepared and filed by Municipal Series Trust), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of each State Fund for the period covered thereby; and that for the period from August 1, 2000, to and including the Closing Date and for any taxable year of Municipal Series Trust ending upon the termination of the last State Fund to be so terminated, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from August 1, 2000, to and including the Closing Date and for any taxable year of Municipal Series Trust ending upon the termination of the last State Fund to be so terminated or that Municipal Series Trust would not continue to qualify as a regulated investment company for Federal income tax purposes.

         (e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (f) That Municipal Bond Fund shall have received an opinion of Bingham Dana LLP, Massachusetts counsel to Municipal Series Trust, in form satisfactory to Municipal Bond Fund and dated the Closing Date, to the effect that (i) Municipal Series Trust is a trust with transferable shares validly existing and in good standing in conformity with the laws of The Commonwealth of Massachusetts; (ii) this Agreement, to the extent Massachusetts law applies, has been duly authorized, executed and delivered by Municipal Series Trust; (iii) Municipal Series Trust has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, Municipal Series Trust will have duly transferred such assets and liabilities in accordance with this Agreement; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate the Declaration of Trust, as amended, the by-laws of the Municipal Series Trust, as amended, or, to the best of such counsel's knowledge, Massachusetts law; (v) to the best of such counsel's knowledge, no consent, approval, authorization or order of any Massachusetts state court or governmental authority is required for the consummation by Municipal Series Trust of the Reorganization, except (a) a filing with the Secretary of The Commonwealth of Massachusetts to terminate each of the State Funds, and (b) such as may be required under Massachusetts state securities laws; and (vi) such opinion is solely for the benefit of Municipal Bond Fund and its Directors and officers. In giving the opinion set forth above, Bingham Dana LLP may state that it is relying on certain certificates of officers of Municipal Series Trust with regard to matters of fact and certain certificates and written statements of government officials with respect to the good standing of Municipal Series Trust.

         (g) That Municipal Bond Fund shall have received an opinion of Brown & Wood LLP, as counsel to Municipal Series Trust and each State Fund, in form satisfactory to Municipal Bond Fund and dated the Closing Date, with respect to the matters specified in Section 8(f) of this Agreement and such other matters as Municipal Bond Fund reasonably may deem necessary or desirable.

         (h) That Municipal Bond Fund shall have received a private letter ruling from the IRS or an opinion of Brown & Wood LLP, as counsel to Municipal Series Trust and each State Fund, with respect to the matters specified in
Section 8(g) of this Agreement.

         (i) That the Investments to be transferred to Municipal Bond Fund shall not include any assets or liabilities which Municipal Bond Fund, by reason of charter limitations or otherwise, may not properly acquire or assume.

         (j) That all proceedings taken by Municipal Series Trust and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Municipal Bond Fund.

         (k) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Municipal Series Trust, contemplated by the Commission.

         (l) That Municipal Bond Fund shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Closing Date, in form and substance satisfactory to Municipal Bond Fund, to the effect that (i) they are independent public accountants with respect to the Municipal Series Trust within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of each State Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by Municipal Series Trust and Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of each State Fund included in the N-14 Registration Statement, and inquiries of certain officials of Municipal Series Trust responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by Municipal Series Trust and the Municipal Bond Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to each State Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of Municipal Series Trust or from schedules prepared by officials of Municipal Series Trust having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

         (m) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Municipal Series Trust or would prohibit the Reorganization.

         (n) That, the 1934 Act Municipal Bond Fund shall have received from the Commission such orders or interpretations as Clifford Chance, as counsel to Municipal Bond Fund, deems reasonably necessary or desirable under the 1933 Act, the 1934 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

         (o) That prior to the Closing Date, Municipal Series Trust shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to shareholders of each State Fund all of such State Fund's investment company taxable income, tax-exempt net income and net capital gain for the period from August 1, 2000 to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of such State Fund's net capital gain, if any, realized for the period from August 1, 2000 to and including the Closing Date.

         10. Termination, Postponement and Waivers.

         (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of a State Fund) prior to the Closing Date, or the Closing Date may be postponed,
(i) by mutual consent of the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund; (ii) by the Board of Trustees of Municipal Series Trust if any condition of Municipal Series Trust's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Directors of Municipal Bond Fund if any condition of Municipal Bond Fund's obligations set forth in
Section 9 of this Agreement has not been fulfilled or waived by such Board.

         (b) If the transaction or transactions contemplated by this Agreement have not been consummated by ________________ ___, 200_, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to in writing by the Board of Trustees of the Municipal Series Trust and the Board of Directors of Municipal Bond Fund.

         (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Municipal Series Trust or Municipal Bond Fund or persons who are their trustees, directors, officers, agents, stockholders or shareholders in respect of this Agreement.

         (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of Municipal Series Trust or the Board of Directors of Municipal Bond Fund, respectively (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of each State Fund and the National Portfolio, respectively, on behalf of which such action is taken. In addition, the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund have delegated to FAM the ability to make non-material changes to the transaction if FAM deems it to be in the best interests of Municipal Series Trust and Municipal Bond Fund to do so.

         (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Municipal Series Trust nor Municipal Bond Fund nor any of their officers, directors or trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director or trustee, agent or shareholder of Municipal Series Trust or stockholder of Municipal Bond Fund against any liability to the entity for which that officer, director or trustee, agent or stockholder or shareholder so acts or to its shareholders or stockholder, to which that officer, director or trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of Municipal Series Trust and the Board of Directors of Municipal Bond Fund to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of each State Fund unless such terms and conditions shall result in a change in the method of computing the number of shares of common stock of the National Portfolio to be issued to Municipal Series Trust for distribution to the shareholders of each State Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of each State Fund prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless Municipal Series Trust promptly shall call a special meeting of shareholders of each State Fund at which such conditions so imposed shall be submitted for approval.

         11. Indemnification.

         (a) Municipal Series Trust hereby agrees to indemnify and hold Municipal Bond Fund harmless from all loss, liability and expense (including reasonable counsel fees and expenses in connection with the contest of any claim) which Municipal Bond Fund may incur or sustain by reason of the fact that (i) Municipal Bond Fund shall be required to pay any corporate obligation of Municipal Series Trust, whether consisting of tax deficiencies or otherwise, based upon a claim or claims against Municipal Series Trust or the State Funds which were omitted or not fairly reflected in the financial statements to be delivered to Municipal Bond Fund in connection with the Reorganization; (ii) prior to the Reorganization, any representations or warranties made by Municipal Series Trust in this Agreement should prove to be false or erroneous in any material respect; (iii) any covenant of Municipal Series Trust has been breached in any material respect; or (iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the Statements therein not misleading or (b) the Combined Proxy Statement and Prospectus delivered to the shareholders of the State Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to Municipal Series Trust by Municipal Bond Fund.

         (b) Municipal Bond Fund hereby agrees to indemnify and hold Municipal Series Trust harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which Municipal Series Trust may incur or sustain by reason of the fact that (i) any representations or warranties made by Municipal Bond Fund in this Agreement should prove false or erroneous in any material respect, (ii) any covenant of Municipal Bond Fund has been breached in any material respect, or
(iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, not misleading or (b) the Combined Proxy Statement and Prospectus delivered to shareholders of the State Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, matters, nothing, except insofar as such claim is based on written information furnished to Municipal Bond Fund by Municipal Series Trust.

         (c) In the event that any claim is made against the Municipal Bond Fund in respect of which indemnity may be sought by the Municipal Bond Fund from the Municipal Series Trust under Section 11(a) of this Agreement, or in the event that any claim is made against the Municipal Series Trust in respect of which indemnity may be sought by the Municipal Series Trust from the Municipal Bond Fund under Section 11(b) of this Agreement, then the party seeking indemnification (the "Indemnified Party"), with reasonable promptness and before payment of such claim, shall give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between the Municipal Series Trust and the Municipal Bond Fund that an indemnity amount is payable, (B) an assessment of a tax by a taxing authority, or (c) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 11, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

         12. Other Matters.

         (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares of common stock of the National Portfolio to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c) under the 1933 Act, the Municipal Bond Fund will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

                  THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH MUNICIPAL BOND FUND, INC. (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR
                  (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to FDS with respect to such shares of common stock. Municipal Series Trust will provide Municipal Bond Fund on the Closing Date with the name of any shareholder of any State Fund who is to the knowledge of Municipal Series Trust an affiliate of Municipal Series Trust on such date.

         (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to Municipal Series Trust or Municipal Bond Fund, in either case at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Terry K. Glenn, President.

         (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

         (e) A copy of Municipal Series Trust's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Municipal Bond Fund acknowledges that the obligations of or arising out of this instrument are not binding upon any of Municipal Series Trust's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of Municipal Series Trust. Municipal Bond Fund further acknowledges that the assets and liabilities of each series of Municipal Series Trust are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the series on whose behalf the Municipal Series Trust has executed this Agreement.

         (f) Copies of the Articles of Incorporation, as amended, of Municipal Bond Fund are on file with the Department of Assessments and Taxation of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of Municipal Bond Fund.

         This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                                       MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                       ON BEHALF OF THE NATIONAL PORTFOLIO

                                       BY:_____________________________________

ATTEST:

________________________________
(ALICE A. PELLEGRINO, SECRETARY)
                                       MERRILL LYNCH MULTI-STATE MUNICIPAL
                                       SERIES TRUST
                                       ON BEHALF OF
                                       MERRILL LYNCH ARKANSAS MUNICIPAL BOND
                                       FUND

                                       By:_____________________________________

ATTEST:

________________________________
(ALICE A. PELLEGRINO, SECRETARY)

                                       MERRILL LYNCH MULTI-STATE MUNICIPAL
                                       SERIES TRUST
                                       ON BEHALF OF
                                       MERRILL LYNCH COLORADO MUNICIPAL BOND
                                       FUND

                                       By:_____________________________________

ATTEST:

________________________________
(ALICE A. PELLEGRINO, SECRETARY)

                                       MERRILL LYNCH MULTI-STATE MUNICIPAL
                                       SERIES TRUST
                                       ON BEHALF OF
                                       MERRILL LYNCH NEW MEXICO MUNICIPAL BOND
                                       FUND

                                       By:_____________________________________

ATTEST:

________________________________
(ALICE A. PELLEGRINO, SECRETARY)

                                       MERRILL LYNCH MULTI-STATE MUNICIPAL
                                       SERIES TRUST
                                       ON BEHALF OF
                                       MERRILL LYNCH OREGON MUNICIPAL BOND FUND

                                       By:_____________________________________

ATTEST:

________________________________
(ALICE A. PELLEGRINO, SECRETARY)

                                                                    EXHIBIT II

                                  EXHIBIT II

             RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER

         Description of Moody's Investors Service, Inc.'s ("Moody's")
                            Municipal Bond Ratings

Aaa          Bonds which are rated Aaa are judged to be of the best quality.
             They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba           Bonds which are rated Ba are judged to have speculative elements;
             their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as Baving extremely poor prospects of ever attaining any real investment standing. h

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-term      In municipal debt issuance, there are three rating categories
Notes:          for short-term obligations that are considered investment
                grade. These ratings are designated as Moody's Investment
                Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

                MIG 1/VMIG 1
                This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
                MIG 2/VMIG 2
                This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
                MIG 3/VMIG 3
                This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
                SG
                This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Commercial Paper Ratings (Prime Rating System)

Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins, in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Description of Standard & Poor's, A Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Municipal Issue Ratings

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue Credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; II. Nature of and provisions of the obligation; III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's Capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

             An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate
BB capacity to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated `CC' is currently highly vulnerable to nonpayment.

C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Short-Term Issuer Credit

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term ratings address the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Local Currency and Foreign Currency Risks Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

A-1 An obligor rated `A-1' has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 An obligor rated `A-2' has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated `A-3' has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

C A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

SD and       An obligor rated `SD' (Selective Default) or `D' has failed to
D            pay one or more of its financial obligations (rated or unrated)
             when it came due. A `D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An `SD' rating is assigned when
             Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard &
             Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

R An obligor rated `R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

N.R.         An issue designated N.R. is not rater.



Description of Fitch, Inc.'s ("Fitch") Investment Grade Bond Ratings

When assigning ratings, Fitch considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality. In the case of a structured financing, the quality of its underlying assets and the integrity of its legal structure are considered. In the case of banks, for which sector there is a history of rescue by sovereign "lenders of last resort" or by major shareholders, the potential strength of any such support is also taken into account in the ratings.

Investment-grade ratings reflect expectations of timeliness of payment. However, ratings of different classes of obligations of the same issuer may vary based on expectations of recoveries in the event of a default or liquidation. Recovery expectations, which are the amounts expected to be received by investors after a security defaults, are a relatively minor consideration in investment grade ratings, but we do use "notching" of particular issues to reflect their degree of preference in a winding up, liquidation, or reorganization, as well as other factors. Recoveries do, however, gain in importance at lower rating levels, because of the greater likelihood of default, and become the major consideration at the 'DDD' category. Factors that affect recovery expectations include collateral and seniority relative to other obligations in the capital structure.

Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus(+) or Minus(-):  Plus and minus signs are used with a rating symbol to indicate the relative position of acredit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR Indicates that Fitch does not rate the specific issue.

Withdrawn

A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

Rating Watch

Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered, or maintained. Rating Watch is typically resolved over a relatively short period.

Ratings Outlook

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are `stable` could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Description Of Fitch's Speculative Grade Bond Ratings

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC,         High default risk. Default is a real possibility. Capacity for
CC, and      meeting financial commitments is solely reliant upon sustained,
C            favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD,         Default. The ratings of obligations in this category are based on
DD, and      their prospects for achieving partial or full recovery in a
D            reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
             'DDD' obligations have the highest potential for recovery, around
             90% - 100% of outstanding amounts and accrued interest. "DD' indicates potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.
             Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Plus(+) or Minus(-):  Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favourable business and economic environment.

D             Default. Denotes actual or imminent payment default.

                  Notes to Long-term and Short-term ratings:
    "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'.

             'NR' indicates that Fitch does not rate the issuer or
                              issue in question.

       'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating
            purposes, or when an obligation matures, is called, or
                                  refinanced.

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or
         "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

                      STATEMENT OF ADDITIONAL INFORMATION

                  MERRILL LYNCH ARKANSAS MUNICIPAL BOND FUND,
                  MERRILL LYNCH COLORADO MUNICIPAL BOND FUND,
               MERRILL LYNCH NEW MEXICO MUNICIPAL BOND FUND AND
                   MERRILL LYNCH OREGON MUNICIPAL BOND FUND,
       EACH A SERIES OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST


                             NATIONAL PORTFOLIO OF
                    MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                                (609) 282-2800

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Joint Proxy Statement and Prospectus of Merrill Lynch Arkansas Municipal Bond Fund (the "Arkansas Fund"), Merrill Lynch Colorado Municipal Bond Fund (the "Colorado Fund"), Merrill Lynch New Mexico Municipal Bond Fund (the "New Mexico Fund") and Merrill Lynch Oregon Municipal Bond Fund (the "Oregon Fund"), each a series of Merrill Lynch Multi-State Municipal Series Trust ("Municipal Series Trust"), and the National Portfolio (the "National Portfolio") of Merrill Lynch Municipal Bond Fund, Inc. ("Municipal Bond Fund") dated April ___, 2001 (the "Proxy Statement and Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling Municipal Bond Fund at 1-800-456-4587, ext. 123, or by writing to Municipal Bond Fund at the above address. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.

     Further information about the National Portfolio is contained in the Statement of Additional Information of Municipal Bond Fund, dated October 27, 2000 (the "Municipal Bond Statement"), which is incorporated by reference into and accompanies this Statement of Additional Information.

     The Commission maintains a web site (http://www.sec.gov) that contains the prospectus of each of, the Arkansas Fund, the Colorado Fund, the New Mexico Fund and the Oregon Fund, the statement of additional information relating to each the Arkansas Fund, the Colorado Fund, the New Mexico Fund and the Oregon Fund, the prospectus and statement of additional information of Municipal Bond Fund, other material incorporated by reference and other information regarding Municipal Bond Fund, the National Portfolio, the Arkansas Fund, the Colorado Fund, the New Mexico Fund, the Oregon Fund and Municipal Series Trust. The Arkansas Fund, the Colorado Fund, the New Mexico Fund and the Oregon Fund are individually referred to herein as a "State Fund" and collectively as the "State Funds," as the context requires.

                               TABLE OF CONTENTS

General Information.........................................................2
Financial Statements........................................................2
Additional Information......................................................3

            The date of this Statement of Additional Information is
                              April ____, 2001.

                              GENERAL INFORMATION

     The shareholders of each State Fund are being asked to approve the acquisition of substantially all of the assets of, and the assumption of substantially all of the liabilities, of the applicable State Fund, by the National Portfolio in return for an equal aggregate value of shares of common stock of the National Portfolio. Each acquisition of assets and assumption of liabilities of a State Fund by the National Portfolio is individually referred to herein as a "State Fund Acquisition" and the State Fund Acquisitions are collectively referred to herein as the "Reorganization." Municipal Bond Fund is an open-end management investment company organized as a Maryland corporation. Special meetings of the shareholders of each State Fund will be held at the offices of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey on Tuesday, May 29, 2001 at 10:00 a.m. Eastern time (for the Arkansas Fund), 10:30 a.m. Eastern time (for the Colorado Fund), 11:00 a.m. Eastern time (for the New Mexico Fund) and 11:30 a.m. Eastern time (for the Oregon Fund).

     For detailed information about the Reorganization, shareholders of each State Fund should refer to the Proxy Statement and Prospectus. For further information about the National Portfolio, shareholders should refer to Municipal Bond Fund Statement, which accompanies this Statement of Additional Information and is incorporated by reference herein.

                             FINANCIAL STATEMENTS

     In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of a State Fund Acquisition or consummation of the Reorganization have not been prepared since, as of December 31, 2000, the net asset value of the Arkansas Fund, the Colorado Fund, the New Mexico Fund and the Oregon Fund, neither individually nor in the aggregate, exceeded 10% of the net asset value of the National Portfolio.

National Portfolio

     Audited financial statements and accompanying notes for the fiscal year ended June 30, 2000 and the independent auditors' report thereon, dated August 18, 2000, of Municipal Bond Fund are incorporated herein by reference from Municipal Bond Fund's Annual Report to Shareholders. Unaudited financial statements and accompanying notes for the six-month period ended December 31, 2000 of Municipal Bond Fund are incorporated herein by reference from Municipal Bond Fund's Semi-Annual Report to Shareholders.

Arkansas Fund

     Audited financial statements and accompanying notes for the fiscal year ended July 31, 2000 and the independent auditors' report thereon, dated September 8, 2000, of the Arkansas Fund are incorporated herein by reference from the Arkansas Fund's Annual Report to Shareholders. Unaudited financial statements and accompanying notes for the six-month period ended January 31, 2001 of the Arkansas Fund are incorporated herein by reference from the Arkansas Fund's Semi-Annual Report to Shareholders.

Colorado Fund

     Audited financial statements and accompanying notes for the fiscal year ended July 31, 2000 and the independent auditors' report thereon, dated September 8, 2000, of the Colorado Fund are incorporated herein by reference from the Colorado Fund's Annual Report to Shareholders. Unaudited financial statements and accompanying notes for the six-month period ended January 31, 2001 of the Colorado Fund are incorporated herein by reference from the Colorado Fund's Semi-Annual Report to Shareholders.

New Mexico Fund

     Audited financial statements and accompanying notes for the fiscal year ended July 31, 2000 and the independent auditors' report thereon, dated September 6, 2000, of the New Mexico Fund are incorporated herein by reference from the New Mexico Fund's Annual Report to Shareholders. Unaudited financial statements and accompanying notes for the six-month period ended January 31, 2001 of the New Mexico Fund are incorporated herein by reference from the New Mexico Fund's Semi-Annual Report to Shareholders.

Oregon Fund

     Audited financial statements and accompanying notes for the fiscal year ended July 31, 2000 and the independent auditors' report thereon, dated September 11, 2000, of the Oregon Fund are incorporated herein by reference from the Oregon Fund's Annual Report to Shareholders. Unaudited financial statements and accompanying notes for the six-month period ended January 31, 2001 of the Oregon Fund are incorporated herein by reference from the Oregon Fund's Semi-Annual Report to Shareholders.

                            ADDITIONAL INFORMATION


     To the knowledge of Municipal Bond Fund, the following persons or entities owned of record or beneficially 5% or more of any class of the
Arkansas Fund's shares as of March   , 2001:

Arkansas Fund

Shareholder Name and Address        Percentage of Class Owned                  Owned
----------------------------  -------------------------------------   ------------------------
                              Class A   Class B   Class C   Class D   Beneficially   Of Record
                              -------   -------   -------   -------   ------------   ---------





     To the knowledge of Municipal Series Trust, the following persons or entities owned of record or beneficially 5% or more of any class of the
Colorado Fund's shares as of March   , 2001:

Colorado Fund

Shareholder Name and Address        Percentage of Class Owned                  Owned
----------------------------  -------------------------------------   ------------------------
                              Class A   Class B   Class C   Class D   Beneficially   Of Record
                              -------   -------   -------   -------   ------------   ---------





     To the knowledge of Municipal Series Trust, the following persons or entities owned of record or beneficially 5% or more of any class of the
New Mexico Fund's shares as of March   , 2001:

New Mexico Fund

Shareholder Name and Address        Percentage of Class Owned                  Owned
----------------------------  -------------------------------------   ------------------------
                              Class A   Class B   Class C   Class D   Beneficially   Of Record
                              -------   -------   -------   -------   ------------   ---------





     To the knowledge of Municipal Series Trust, the following persons or entities owned of record or beneficially 5% or more of any class of the
Oregon Fund's shares as of March   , 2001:

Oregon Fund

Shareholder Name and Address        Percentage of Class Owned                  Owned
----------------------------  -------------------------------------   ------------------------
                              Class A   Class B   Class C   Class D   Beneficially   Of Record
                              -------   -------   -------   -------   ------------   ---------





     To the knowledge of Municipal Bond Fund, the following persons or entities owned of record or beneficially 5% or more of any class of the
National Portfolio Fund's shares as of March   , 2001:

National Portfolio Fund

Shareholder Name and Address        Percentage of Class Owned                  Owned
----------------------------  -------------------------------------   ------------------------
                              Class A   Class B   Class C   Class D   Beneficially   Of Record
                              -------   -------   -------   -------   ------------   ---------





                                    PART C

                               OTHER INFORMATION

Item 15.      Indemnification.

     Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     In Section 9 of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the FAM Distributors, Inc (the "Distributor") and each person, if any, who controls the Distributor within the meaning o the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.      Exhibits.

1(a)         --  Articles of Incorporation of the Registrant, dated
                 September 30, 1976.(a)
1(b)         --  Articles of Amendment to the Articles of Incorporation of the
                 Registrant, dated October 4, 1976.(b)
1(c)         --  Articles Supplementary to the Articles of Incorporation of
                 the Registrant, increasing the authorized capital stock of the
                 Insured Portfolio, (c)
1(d)         --  Articles Supplementary to the Articles of Incorporation of
                 the Registrant, establishing Class B Common Stock of the
                 Limited Maturity Portfolio.(d)
2            --  By-Laws of the Registrant.(b)
3            --  Not applicable.
4            --  Form of Agreement and Plan of Reorganization between the
                 Registrant and Merrill Lynch Multi-State Municipal Series
                 Trust.(e)
5            --  Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of Incorporation of the Registrant, as amended and supplemented, and the By-Laws of the Registrant.(f)

6(a)         --  Form of Advisory Agreement between the Registrant and Fund
                 Asset Management, L.P.(a)
7            --  Form of Unified Distribution Agreement between the Registrant and the Distributor.(g)
8            --  None.
9            --  Custody Agreement between the Registrant and The Bank of New
                 York.(a)

10(a)        --  Form of Amended and Restated Class B Distribution Plan.(h)
10(b)        --  Form of Amended and Restated Class C Distribution Plan.(h)
10(c)        --  Form of Amended and Restated Class D Distribution Plan.(h)
10(d)        --  Merrill Lynch Select(SM) Pricing System Plan pursuant to
                 Rule 18f-3 under the Investment Company Act.(i)
11           --  Opinion and Consent of Brown & Wood LLP.

12           --  Private Letter Ruling from the Internal Revenue Service.(j)
13           --  Not applicable.
14(a)        --  Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
14(b)        --  Consent of Deloitte & Touche LLP, independent auditors for
                 Merrill Lynch Arkansas Municipal Bond Fund of Merrill Lynch
                 Multi-State Municipal Series Trust.
14(c)        --  Consent of Deloitte & Touche LLP, independent auditors for
                 Merrill Lynch Colorado Municipal Bond Fund of Merrill Lynch
                 Multi-State Municipal Series Trust.
14(d)        --  Consent of Deloitte & Touche LLP, independent auditors for
                 Merrill Lynch New Mexico Municipal Bond Fund of Merrill Lynch
                 Multi-State Municipal Series Trust.
14(e)        --  Consent of Deloitte & Touche LLP, independent auditors for
                 Merrill Lynch Oregon Municipal Bond Fund of Merrill Lynch
                 Multi-State Municipal Series Trust.
15           --  Not applicable.
16           --  Power of Attorney.(k)
17(a)        --  Prospectus, dated October 27, 2000, of the Registrant.
17(b)        --  Statement of additional information, dated October 27, 2000, of the Registrant.
17(c)        --  Annual Report to Shareholders of the Registrant, as of June
                 30, 2000.
17(d)        --  Semi-Annual Report to Shareholders of the Registrant, as of
                 December 31, 2000.
17(e)        --  Annual Report to Shareholders of Merrill Lynch Arkansas
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust as of July 31, 2000.
17(f)        --  Annual Report to Shareholders of Merrill Lynch Colorado
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust as of July 31, 2000.
17(g)        --  Annual Report to Shareholders of Merrill Lynch New Mexico
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust as of July 31, 2000.
17(h)        --  Annual Report to Shareholders of Merrill Lynch Oregon
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust as of July 31, 2000.
17(i)        --  Semi-Annual Report to Shareholders of Merrill Lynch Arkansas
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust, as of January 31, 2001.
17(j)        --  Semi-Annual Report to Shareholders of Merrill Lynch
                 Colorado Municipal Bond Fund of Merrill Lynch Multi-State
                 Municipal Series Trust, as of January 31, 2001.
17(k)        --  Semi-Annual Report to Shareholders of Merrill Lynch New
                 Mexico Municipal Bond Fund of Merrill Lynch Multi-State
                 Municipal Series Trust, as of January 31, 2001.
17(l)        --  Semi-Annual Report to Shareholders of Merrill Lynch Oregon
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust, as of January 31, 2001.

-----------------

(a) Filed on October 31, 1980 as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 2-57354) under the Securities Act (the "Registration Statement").
(b) Filed on October 12, 1988 as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(c) Filed on October 29, 1990 as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement.
(d) Filed on September 1, 1992 as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement.
(e) Included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement.
(f) Reference is made to Article V (section 3), Article VI (sections 3 and 5), Article VII and Article VIII of the Registrant's Articles of Incorporation filed on October 31, 1980 as an Exhibit to Post-Effective Amendment No 4 to the Registration Statement; and to
          Article II, Article III (section 3,5 and 6), Article VII, Article XII,
          Article XIII and Article XV of the Registrant's By-Laws, filed on October 12, 1988 as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement
(g)       Incorporated by reference to Exhibit 5 to Post-Effective Amendment
          No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(h) Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(i) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the
          Securities Act of 1933, as amended, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).
(j)       To be filed by post-effective amendment.
(k) Included on the signature page of the Proxy Statement and Prospectus contained in this Registration Statement.

Item 17.      Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is party of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be field as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be anew registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 26th day of March, 2001.

                                     MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                     (Registrant)

                                     By:   /s/ Terry K. Glenn
                                           -------------------------------------
                                           (Terry K. Glenn, President)

     Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                              TITLE                                          DATE
----------                                              -----                                          ----
    /s/ Terry K. Glenn                                  President (Principal Executive Officer) and    March 26, 2001
------------------------------------------------        Director
    (Terry K. Glenn)

    /s/ Donald C. Burke                                 Vice President and Treasurer (Principal        March 26, 2001
------------------------------------------------        Financial and Accounting Officer)
    (Donald C. Burke)

    /s/ Ronald W. Forbes                                Director                                       March 26, 2001
------------------------------------------------
    (Ronald W. Forbes)

    /s/ Cynthia A. Montgomery                           Director                                       March 26, 2001
----------------------------------------------
    (Cynthia A. Montgomery)

    /s/ Charles C. Reilly                               Director                                       March 26, 2001
-------------------------------------------------
    (Charles C. Reilly)

    /s/ Kevin A. Ryan                                   Director                                       March 26, 2001
-----------------------------------------------
    (Kevin A. Ryan)

    /s/ Roscoe S. Suddarth                              Director                                       March 26, 2001
-----------------------------------------------
    (Roscoe S. Suddarth)

    /s/ Richard R. West                                 Director                                       March 26, 2001
-----------------------------------------------
    (Richard R. West)

    /s/ Edward D. Zinbarg                               Director                                       March 26, 2001
----------------------------------------------
    (Edward D. Zinbarg)

                                                                     CLASS [o]


[Proxy Card Front]

                 MERRILL LYNCH __________ MUNICIPAL BOND FUND
              OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                                   P R O X Y
          This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Class ____ shares of beneficial interest of Merrill Lynch __________ Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (the "Fund") held of record by the undersigned on April 2, 2001 at a Special Meeting of Shareholders of the Fund to be held on May 29, 2001, or any adjournment thereof.

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER HEREIN DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return the card at once in the enclosed envelope.

               (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization between Merrill Lynch Multi-State Municipal Series Trust and Merrill Lynch Municipal Bond Fund, Inc.

         FOR [_]               AGAINST [_]                 ABSTAIN [_]

2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.

                  Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                                        Dated: _________________, 2001

                                        X

                                        ----------------------------------------
                                        Signature


                                        X

                                        ----------------------------------------
                                        Signature, if held jointly


PLEASE MARK BOXES /X/ OR [X] IN BLUE OR BLACK INK. SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

                                 EXHIBIT INDEX

Exhibit Number                                               Description
--------------                                               -----------

11         --   Opinion and Consent of Brown & Wood LLP.
14(a)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Registrant.
14(b)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Merrill Lynch Arkansas Fund of the Merrill Lynch Multi-State
                Municipal Series Trust.
14(c)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Merrill Lynch Colorado Fund of the Merrill Lynch Multi-State
                Municipal Series Trust.
14(d)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Merrill Lynch New Mexico Fund of the Merrill Lynch Multi-State
                Municipal Series Trust.
14(e)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Merrill Lynch Oregon Fund of the Merrill Lynch Multi-State
                Municipal Series Trust.
17(a)      --   Prospectus, dated October 27, 2000 of the Registrant.
17(b)      --   Statement of additional Information, dated October 27, 2000, of the Registrant.
17(c)      --   Annual Report to Shareholders of the Registrant, as of June
                30, 2000.
17(d)      --   Semi-Annual Report to Shareholders of the Registrant, as of
                December 31, 2000.
17(e)      --   Annual Report to Shareholders of Merrill Lynch Arkansas
                Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                Series Trust as of July 31, 2000.
17(f)      --   Annual Report to Shareholders of Merrill Lynch Colorado
                Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                Series Trust as of July 31, 2000.
17(g)      --   Annual Report to Shareholders of Merrill Lynch New Mexico
                Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                Series Trust as of July 31, 2000.
17(h)      --   Annual Report to Shareholders of Merrill Lynch Oregon
                Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                Series Trust as of July 31, 2000.
17(i)      --   Semi-Annual Report to Shareholders of Merrill Lynch Arkansas
                Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                Series Trust, as of January 31, 2001.
17(j)      --   Semi-Annual Report to Shareholders of Merrill Lynch Colorado
                Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                Series Trust, as of January 31, 2001.
17(k)      --   Semi-Annual Report to Shareholders of Merrill Lynch New Mexico
                Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                Series Trust, as of January 31, 2001.
17(l)      --   Semi-Annual Report to Shareholders of Merrill Lynch Oregon
                Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                Series Trust, as of January 31, 2001.